UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc. - AB Credit Long/Short Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 29.3%
Industrial - 25.3%
Basic - 3.5%
ArcelorMittal
6.25%, 8/05/20	U.S.$	400	$323,000
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(b)		35	1,750
Peabody Energy Corp.
6.00%, 11/15/18		399	33,915
10.00%, 3/15/22 (c)		25	2,500
Teck Resources Ltd.
5.40%, 2/01/43		795	357,750
6.25%, 7/15/41		24	11,100
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		57	8,550

			738,565

Capital Goods - 0.3%
Bombardier, Inc.
7.50%, 3/15/25 (c)		107	73,563

Communications - Media - 3.8%
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (c)		62	55,800
CSC Holdings LLC
5.25%, 6/01/24		60	52,950
DISH DBS Corp.
5.875%, 11/15/24		66	58,822
iHeartCommunications, Inc.
6.875%, 6/15/18		104	57,200
9.00%, 12/15/19-9/15/22		142	94,123
Univision Communications, Inc.
5.125%, 2/15/25 (c)		88	83,380
Virgin Media Finance PLC
5.75%, 1/15/25 (c)		200	198,000
Ziggo Bond Finance BV
5.875%, 1/15/25 (c)		205	188,087

			788,362

Communications - Telecommunications - 4.6%
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (c)		157	149,542
8.25%, 10/15/23		160	141,200
Frontier Communications Corp.
11.00%, 9/15/25 (c)		146	140,708
Sprint Capital Corp.
8.75%, 3/15/32		80	56,400
Sprint Corp.
7.125%, 6/15/24		135	91,125
Windstream Services LLC
6.375%, 8/01/23		523	377,867

			956,842

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
Meritor, Inc.
7.875%, 3/01/26 (d)(e)	45	48,487
Navistar International Corp.
8.25%, 11/01/21	21	13,073

		61,560

Consumer Cyclical - Other - 1.5%
MDC Holdings, Inc.
5.50%, 1/15/24	5	4,900
6.00%, 1/15/43	125	95,000
PulteGroup, Inc.
6.00%, 2/15/35	140	136,150
6.375%, 5/15/33	51	51,255
7.875%, 6/15/32	19	21,375

		308,680

Consumer Cyclical - Retailers - 1.5%
Cash America International, Inc.
5.75%, 5/15/18	120	117,900
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (c)(f)	40	25,400
Party City Holdings, Inc.
6.125%, 8/15/23 (c)	124	120,280
Rite Aid Corp.
6.125%, 4/01/23 (c)	55	58,025

		321,605

Consumer Non-Cyclical - 2.9%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (c)(f)	119	78,540
HCA, Inc.
4.25%, 10/15/19	326	334,150
Post Holdings, Inc.
7.75%, 3/15/24 (c)	73	77,745
8.00%, 7/15/25 (c)	77	82,775
Sun Products Corp. (The)
7.75%, 3/15/21 (c)	48	43,920

		617,130

Energy - 5.2%
Antero Resources Corp.
5.125%, 12/01/22	100	84,250
California Resources Corp.
5.00%, 1/15/20	200	40,500
6.00%, 11/15/24	230	43,700
Chesapeake Energy Corp.
2.50%, 5/15/37 (d)	250	118,125
3.872%, 4/15/19 (g)	400	106,000
6.625%, 8/15/20	600	165,000
Cobalt International Energy, Inc.
2.625%, 12/01/19 (d)	64	32,360

	Principal Amount (000)		U.S. $ Value
Denbury Resources, Inc.
4.625%, 7/15/23		135	44,550
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		14	4,900
9.375%, 5/01/20		55	23,375
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		200	140,000
Halcon Resources Corp.
13.00%, 2/15/22 (c)		17	4,420
Oasis Petroleum, Inc.
6.50%, 11/01/21		6	3,600
6.875%, 1/15/23		8	4,560
Range Resources Corp.
4.875%, 5/15/25 (c)		20	16,200
5.00%, 3/15/23		48	37,440
Sabine Pass Liquefaction LLC
5.625%, 3/01/25		93	79,980
Tervita Corp.
10.875%, 2/15/18 (c)		148	26,640
Transocean, Inc.
6.80%, 3/15/38		200	94,000
Whiting Petroleum Corp.
1.25%, 4/01/20 (c)(d)		48	26,010

			1,095,610

Other Industrial - 1.1%
General Cable Corp.
4.50%, 11/15/29 (d)(h)		85	42,978
Laureate Education, Inc.
10.00%, 9/01/19 (c)		331	181,223

			224,201

Technology - 0.4%
Avaya, Inc.
7.00%, 4/01/19 (c)		61	40,565
10.50%, 3/01/21(c)		148	37,000

			77,565

Transportation - Services - 0.2%
Con-way, Inc.
6.70%, 5/01/34		75	38,250

			5,301,933

Financial Institutions - 3.3%
Banking - 2.2%
ABN AMRO Bank NV
4.31%, 3/10/16 (i)	EUR	71	76,852
Barclays Bank PLC
6.86%, 6/15/32 (c)(i)	U.S.$	73	83,965
Danske Bank A/S
5.684%, 2/15/17 (i)	GBP	56	80,313
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (i)	U.S.$	100	102,750

	Principal Amount (000)	U.S. $ Value
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)	24	25,552
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (i)	94	94,085

		463,517

Finance - 0.8%
Enova International, Inc.
9.75%, 6/01/21	96	69,120
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (c)	129	92,880

		162,000

Other Finance - 0.3%
CNG Holdings, Inc.
9.375%, 5/15/20 (c)	33	13,530
iPayment, Inc.
9.50%, 12/15/19 (c)	1	1,126
Series AI
9.50%, 12/15/19	11	11,514
Speedy Group Holdings Corp.
12.00%, 11/15/17 (c)	55	26,950

		53,120

		678,637

Utility - 0.7%
Electric - 0.7%
Calpine Corp.
7.875%, 1/15/23 (c)	61	65,117
NRG Energy, Inc.
6.25%, 7/15/22	23	18,975
Talen Energy Supply LLC
4.60%, 12/15/21	118	67,850

		151,942

Total Corporates - Non-Investment Grade (cost $7,752,091)		6,132,512

CORPORATES - INVESTMENT GRADE - 25.1%
Industrial - 20.3%
Basic - 4.5%
Freeport-McMoRan, Inc.
3.55%, 3/01/22	600	256,500
Newmont Mining Corp.
4.875%, 3/15/42	100	69,107
Vale Overseas Ltd.
6.875%, 11/10/39	1,000	625,000

		950,607

Capital Goods - 3.0%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (c)	800	360,240

	Principal Amount (000)	U.S. $ Value
Yamana Gold, Inc.
4.95%, 7/15/24	324	258,513

		618,753

Communications - Media - 2.5%
CCO Safari II LLC
4.908%, 7/23/25 (c)	205	205,203
6.484%, 10/23/45 (c)	307	309,069

		514,272

Consumer Cyclical - Automotive - 2.8%
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (c)	615	591,709

Consumer Cyclical - Retailers - 1.6%
CVS Health Corp.
5.125%, 7/20/45	309	332,013

Consumer Non-Cyclical - 1.2%
Gilead Sciences, Inc.
4.75%, 3/01/46	255	260,133

Energy - 1.9%
Cenovus Energy, Inc.
4.45%, 9/15/42	135	86,370
MPLX LP
4.875%, 6/01/25 (c)	400	312,419

		398,789

Services - 0.7%
Amazon.com, Inc.
4.95%, 12/05/44	135	142,133

Technology - 2.1%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (c)	390	352,776
HP, Inc.
6.00%, 9/15/41	100	81,046

		433,822

		4,242,231

Financial Institutions - 4.8%
Banking - 4.8%
Bank of America Corp.
4.25%, 10/22/26	200	197,190
BPCE SA
5.70%, 10/22/23 (c)	200	208,051
Citigroup, Inc.
4.30%, 11/20/26	200	197,744
Lloyds Banking Group PLC
4.582%, 12/10/25 (c)	409	413,213

		1,016,198

Total Corporates - Investment Grade (cost $5,870,541)		5,258,429

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 4.6%
Funds and Investment Trusts - 4.6%
BlackRock Corporate High Yield Fund, Inc.		30,199	$290,213
BlackRock Debt Strategies Fund, Inc.		122,300	404,813
Wells Fargo Income Opportunities Fund		39,092	276,771

Total Investment Companies (cost $1,080,444)			971,797

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 2.5%
Brazil - 1.5%
Petrobras Global Finance BV
6.75%, 1/27/41	U.S.$	500	314,225

United Kingdom - 1.0%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (i)		205	208,587

Total Governments - Sovereign Agencies (cost $510,731)			522,812

	Shares
COMMON STOCKS - 2.0%
Consumer Discretionary - 1.1%
Automobiles - 0.2%
General Motors Co.		1,700	50,388

Hotels, Restaurants & Leisure - 0.3%
eDreams ODIGEO SA (j)		5,380	8,917
Eldorado Resorts, Inc. (j)		2,665	27,503
International Game Technology PLC		1,678	24,281

			60,701

Household Durables - 0.3%
Hovnanian Enterprises, Inc. - Class A (j)		2,224	3,425
MDC Holdings, Inc.		1,466	31,900
Taylor Morrison Home Corp. - Class A (j)		1,700	20,485

			55,810

Media - 0.3%
Clear Channel Outdoor Holdings, Inc. - Class A		4,650	23,482
DISH Network Corp. - Class A (j)		400	19,308
Townsquare Media, Inc. - Class A (j)		2,620	24,628

			67,418

			234,317

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.		2,383	8,078
EP Energy Corp. - Class A (j)		2,297	8,591

Company	Shares		U.S. $ Value
Triangle Petroleum Corp. (j)		3,670	1,666
Whiting Petroleum Corp. (j)		1,266	9,305

			27,640

Financials - 0.1%
Consumer Finance - 0.1%
Enova International, Inc. (j)		1,000	5,570

Diversified Financial Services - 0.0%
iPayment, Inc. (j)		714	4,496

			10,066

Industrials - 0.2%
Building Products - 0.1%
Nortek, Inc. (j)		590	23,004

Machinery - 0.1%
Navistar International Corp. (j)		3,120	22,683

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (j)		92,500	2,553

			48,240

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
EMC Corp./MA		1,459	36,139

Materials - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV - Class A		230	17,933

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV		6,700	25,927

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (j)		1,496	17,712

Total Common Stocks (cost $676,433)			417,974

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36	U.S.$	82	75,133
CHL Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		81	73,634
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		40	33,990
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		86	61,481

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37		31	30,986

Total Collateralized Mortgage Obligations (cost $285,995)			275,224

GOVERNMENTS - TREASURIES - 1.0%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/24 (cost $215,235)	BRL	340	219,461

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Venezuela - 1.0%
Petroleos de Venezuela SA 6.00%, 5/16/24 (c) (cost $390,812)	U.S.$	700	207,900

EMERGING MARKETS - SOVEREIGNS - 0.8%
Venezuela - 0.8%
Venezuela Government International Bond 9.25%, 9/15/27 (cost $197,350)		450	165,375

	Shares
PREFERRED STOCKS - 0.6%
Financial Institutions - 0.5%
REITS - 0.5%
Public Storage
Series W
5.20%		4,550	114,478

Industrial - 0.1%
Energy - 0.1%
Halcon Resources Corp.
5.75%		150	3,446
Sanchez Energy Corp.
4.875%		1,550	13,030

			16,476

Total Preferred Stocks (cost $195,852)			130,954

	Principal Amount (000)
BANK LOANS - 0.1%
Industrial - 0.1%
Basic - 0.1%
Magnetation LLC 12.00%, 3/07/16 (f)(k)(l) (cost $38,580)	U.S.$	39	26,149

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equities - 0.1%
Tesla Motors, Inc. Expiration: Mar 2016, Exercise Price: $160.00 (j)(m)		7	2,905
Tesla Motors, Inc. Expiration: Mar 2016, Exercise Price: $210.00 (j)(m)		7	18,673

			21,578

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Feb 2016, Exercise Price: $178.00 (j)(m)		12	468
Boardwalk Real Estate Investment Trust Expiration: Mar 2016, Exercise Price: CAD 36.00 (j)(n)		2,200	358

			826

Total Options Purchased - Puts (premiums paid $15,879)			22,404

	Shares
WARRANTS - 0.1%
iPayment Holdings, Inc., expiring 12/29/22 (j)(l) (cost $4,988)		13,856	13,856

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P Oil & Gas Exploration ETF Expiration: Mar 2016, Exercise Price: $36.00 (j)(m)		61	1,159
SPDR S&P 500 ETF Trust Expiration: Feb 2016, Exercise Price: $198.00 (j)(m)		30	3,795

			4,954

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY.25 RTR, Citibank, NA (Buy Protection) Expiration: Feb 2016, Exercise Rate: 100.50% (j)	U.S.$	210	626
CDX-NAHY.25 RTR, Citibank, NA (Buy Protection) Expiration: Feb 2016, Exercise Rate: 100.50% (j)		900	2,683

			3,309

Company	Contracts		U.S. $ Value
Options on Indices - 0.0%
Russell 2000 Index Expiration: Feb 2016, Exercise Price: $1,170.00 (j)(m)		3	45
EURO STOXX 50 Index Expiration: Feb 2016, Exercise Price: EUR 3,150.00 (j)(n)		70	1,661

			1,706

Options on Equities - 0.0%
Chesapeake Energy Corp. Expiration: Apr 2016, Exercise Price: $6.00 (j)(m)		67	603

Total Options Purchased - Calls (premiums paid $14,484)			10,572

	Shares
SHORT-TERM INVESTMENTS - 16.2%
Investment Companies - 15.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (o)(p) (cost $3,175,110)		3,175,110	3,175,110

	Principal Amount (000)
U.S. TREASURY BILLS - 1.0%
U.S. Treasury Bill
Zero Coupon, 2/04/16	U.S.$	100	99,998
Zero Coupon, 4/28/16 (q)		100	99,924

Total U.S. Treasury Bills (cost $199,922)			199,922

Total Short-Term Investments (cost $3,375,032)			3,375,032

Total Investments Before Securities Sold Short - 84.8% (cost $20,624,447)			17,750,451

SECURITIES SOLD SHORT - (70.6)%
CORPORATES - NON-INVESTMENT GRADE - (46.8)%
Financial Institutions - (5.5)%
Banking - (1.1)%
Bankia SA
3.50%, 1/17/19 (c)	EUR	(200)	(225,587)

Finance - (2.7)%
iStar, Inc.
5.00%, 7/01/19	U.S.$	(200)	(188,000)
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (c)		(400)	(381,000)

			(569,000)

	Principal Amount (000)		U.S. $ Value
Other Finance - (1.7)%
International Personal Finance PLC
5.75%, 4/07/21 (c)	EUR	(400)	(360,609)

			(1,155,196)

Industrial - (39.8)%
Basic - (9.3)%
ArcelorMittal
2.875%, 7/06/20 (c)		(300)	(268,117)
Ashland, Inc.
4.75%, 8/15/22	U.S.$	(600)	(570,750)
INEOS Group Holdings SA
5.875%, 2/15/19 (c)		(800)	(778,000)
Lundin Mining Corp.
7.50%, 11/01/20 (c)		(200)	(170,000)
Platform Specialty Products Corp.
6.50%, 2/01/22 (c)		(200)	(157,000)

			(1,943,867)

Capital Goods - (5.1)%
BlueLine Rental Finance Corp.
7.00%, 2/01/19 (c)		(200)	(157,000)
Clean Harbors, Inc.
5.125%, 6/01/21		(198)	(198,990)
CNH Industrial Finance Europe SA
Series G
2.75%, 3/18/19 (c)	EUR	(300)	(318,653)
United Rentals North America, Inc.
6.125%, 6/15/23	U.S.$	(400)	(385,000)

			(1,059,643)

Communications - Media - (3.7)%
Intelsat Jackson Holdings SA
7.50%, 4/01/21		(200)	(171,000)
Lamar Media Corp.
5.00%, 5/01/23		(400)	(400,000)
5.875%, 2/01/22		(200)	(207,750)

			(778,750)

Consumer Cyclical - Automotive - (8.5)%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22		(400)	(400,000)
Dana Holding Corp.
6.00%, 9/15/23		(400)	(381,000)
Jaguar Land Rover Automotive PLC
5.625%, 2/01/23 (c)		(400)	(394,000)
Lear Corp.
5.375%, 3/15/24		(595)	(612,850)

			(1,787,850)

Consumer Cyclical - Other - (1.8)%
Scientific Games International, Inc.
7.00%, 1/01/22 (c)		(400)	(376,000)

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - (0.8)%
Rent-A-Center, Inc./TX
6.625%, 11/15/20			(166,000)

Consumer Non-Cyclical - (4.9)%
ACCO Brands Corp.
6.75%, 4/30/20		(200)	(205,750)
HCA, Inc.
5.875%, 5/01/23		(497)	(518,122)
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (c)		(200)	(190,000)
Unilabs Subholding AB
8.50%, 7/15/18 (c)	EUR	(100)	(111,878)

			(1,025,750)

Other Industrial - (0.8)%
Unifrax I LLC/Unifrax Holding Co.
7.50%, 2/15/19 (c)	U.S.$	(200)	(160,000)

Services - (1.0)%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (c)		(200)	(203,000)

Technology - (3.9)%
NXP BV/NXP Funding LLC
5.75%, 2/15/21 (c)		(800)	(828,000)

			(8,328,860)

Utility - (1.5)%
Electric - (1.5)%
Calpine Corp.
6.00%, 1/15/22 (c)		(189)	(196,324)
Enel SpA
6.50%, 1/10/74 (c)	EUR	(100)	(115,102)

			(311,426)

Total Corporates - Non-Investment Grade (proceeds $10,380,040)			(9,795,482)

CORPORATES - INVESTMENT GRADE - (18.4)%
Financial Institutions - (3.5)%
Banking - (1.7)%
BNP Paribas SA
2.875%, 3/20/26 (c)		(150)	(165,266)
Intesa Sanpaolo SpA
4.00%, 10/30/23 (c)		(150)	(189,559)

			(354,825)

Insurance - (1.8)%
Chubb Corp. (The)
6.375%, 3/29/37	U.S.$	(400)	(374,600)

			(729,425)

	Principal Amount (000)		U.S. $ Value
Industrial - (14.9)%
Basic - (3.7)%
Newmont Mining Corp.
3.50%, 3/15/22		(200)	(180,225)
Vale SA
5.625%, 9/11/42		(1,000)	(592,360)

			(772,585)

Capital Goods - (1.5)%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		(800)	(324,000)

Communications - Telecommunications - (3.4)%
TDC A/S
5.625%, 2/23/23 (c)	GBP	(300)	(466,122)
Telefonica Emisiones SAU
Series G
3.987%, 1/23/23 (c)	EUR	(200)	(248,249)

			(714,371)

Consumer Non-Cyclical - (1.1)%
Carrefour SA
1.75%, 7/15/22 (c)		(200)	(226,285)

Energy - (3.2)%
Cenovus Energy, Inc.
3.80%, 9/15/23	U.S.$	(200)	(167,287)
MPLX LP
4.00%, 2/15/25		(400)	(295,766)
Repsol International Finance BV
3.625%, 10/07/21 (c)	EUR	(200)	(218,079)

			(681,132)

Services - (1.0)%
Amazon.com, Inc.
3.80%, 12/05/24	U.S.$	(200)	(209,711)

Technology - (1.0)%
HP, Inc.
4.65%, 12/09/21		(200)	(203,050)

			(3,131,134)

Total Corporates - Investment Grade (proceeds $4,615,848)			(3,860,559)

	Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - (2.9)%
Industrial - (2.9)%
Basic - (2.9)%
Sappi Papier Holding GmbH 6.625%, 4/15/21 (c) (proceeds $611,550)	(600)	(609,000)

GOVERNMENTS - SOVEREIGN AGENCIES - (1.0)%
Colombia - (1.0)%
Ecopetrol SA 7.625%, 7/23/19 (proceeds $204,014)	(200)	(207,250)

QUASI-SOVEREIGNS - (0.8)%
Venezuela - (0.8)%
Petroleos de Venezuela SA 5.375%, 4/12/27 (c) (proceeds $362,582)	(600)	(174,780)

EMERGING MARKETS - SOVEREIGNS - (0.7)%
Venezuela - (0.7)%
Venezuela Government International Bond 9.375%, 1/13/34 (proceeds $166,663)	(400)	(138,400)

Total Securities Sold Short (proceeds $16,340,697)		(14,785,471)

Total Investments - 14.2% (cost $4,283,750) (r)		2,964,980
Other assets less liabilities - 85.8% (s)		17,973,490

Net Assets - 100.0%		$20,938,470

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	6	March 2016	$209,822	$196,814	$(13,008)
EURO-Bund Futures	2	March 2016	344,784	353,914	9,130
Sold Contracts
Russell 2000 Mini Futures	1	March 2016	115,128	103,140	11,988
U.S. Long Bond (CBT) Futures	8	March 2016	1,228,550	1,288,250	(59,700)
U.S. T-Note 10 Yr (CBT) Futures	2	March 2016	252,380	259,156	(6,776)

					$(58,366)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL	687	USD	170	2/02/16	$(1,827)
Deutsche Bank AG	USD	170	BRL	687	2/02/16	1,541
Deutsche Bank AG	BRL	687	USD	169	3/02/16	(1,467)
Goldman Sachs Bank USA	USD	394	GBP	275	3/10/16	(2,996)
Standard Chartered Bank	BRL	687	USD	171	2/02/16	(629)
Standard Chartered Bank	USD	170	BRL	687	2/02/16	1,828
State Street Bank & Trust Co.	AUD	5	USD	4	2/05/16	53
State Street Bank & Trust Co.	DKK	123	USD	18	2/18/16	(158)
State Street Bank & Trust Co.	CAD	131	USD	92	2/19/16	(1,794)
State Street Bank & Trust Co.	USD	2,256	EUR	2,082	3/04/16	620
State Street Bank & Trust Co.	USD	56	EUR	51	3/04/16	(326)

						$(5,155)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Chesapeake Energy Corp. (m)	67	$8.00	April 2016	$1,113	$(402)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (m)	12	$170.00	February 2016	$720	$(162)
Tesla Motors, Inc. (m)	14	180.00	March 2016	8,980	(13,825)

				$9,700	$(13,987)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.79%	$660	$(31,611)	$13,076
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	4.34	277	(8,612)	7,772
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	4.34	495	(15,379)	(899)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	5.04	990	(4,262)	(9,359)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.97	2,500	(5,362)	31,493

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
iTRAXX Xover Series 23, 5 Year, 6/20/20*	(5.00)%	3.55%	EUR	178	$(12,042)	$418
iTRAXX Xover Series 23, 5 Year, 6/20/20*	(5.00)	3.55		710	(48,168)	6,455
Sale Contracts
Morgan Stanley & Co. LLC/(CME)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.79		$495	23,708	(7,260)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.79		165	7,903	164
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.34		396	12,303	1,908
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.34		376	11,688	(2,696)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		490	2,110	(727)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		400	1,722	3,674
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		690	2,971	9,903
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	3.55	EUR	829	56,187	(18,965)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	3.55		178	12,042	(2,398)

					$5,198	$32,559

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$250	5/09/19	1.732%	3 Month LIBOR	$(6,396)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Chesapeake Energy Corp., 6.625%, 8/15/20, 12/20/20*	(5.00)%	44.57%	$600	$412,613	$299,897	$112,716
Barclays Bank PLC
Australia and New Zealand Banking Group Ltd., 3.750%, 3/10/17, 9/20/20*	(1.00)	0.88	200	(1,202)	(2,901)	1,699
Boyd Gaming Corp., 7.125%, 2/01/16, 12/20/20*	(5.00)	3.13	200	(17,661)	(19,739)	2,078

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Commonwealth Bank of Australia, 4.250%, 11/10/16, 9/20/20*	(1.00)%	0.86%		$200	$(1,322)	$(2,901)	$1,579
Federative Republic of Brazil, 4.250%, 1/07/25, 12/20/20*	(1.00)	4.51		400	60,366	54,549	5,817
Federative Republic of Brazil, 4.250%, 1/07/25, 12/20/20*	(1.00)	4.51		200	30,183	27,161	3,022
National Australia Bank Ltd., 3.625%, 11/08/17, 9/20/20*	(1.00)	0.84		200	(1,577)	(2,901)	1,324
Republic of Colombia, 10.375%, 1/28/33, 12/20/20*	(1.00)	2.69		200	15,142	10,323	4,819
Republic of Indonesia, 6.875%, 3/09/17, 12/20/20*	(1.00)	2.19		200	10,732	10,224	508
Republic of South Africa, 5.500%, 3/09/20, 12/20/20*	(1.00)	3.35		200	20,625	15,355	5,270
Republic of Turkey, 11.875%, 1/15/30, 12/20/20*	(1.00)	2.67		200	14,951	13,366	1,585
Russian Federation, 7.500%, 3/31/30, 12/20/20*	(1.00)	3.14		200	18,869	15,601	3,268
Stena Aktiebolag, 6.125%, 2/01/17, 12/20/20*	(5.00)	7.82	EUR	170	19,295	1,496	17,799
Teck Resources Ltd., 3.150%, 1/15/17, 12/20/20*	(5.00)	16.63		$400	132,514	92,663	39,851
Westpac Banking Corp., 4.250%, 9/22/16, 9/20/20*	(1.00)	0.88		200	(1,238)	(2,901)	1,663
Windstream Services, LLC, 7.875%, 11/01/17, 12/20/20*	(5.00)	8.65		400	53,322	54,061	(739)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Citibank, NA
Alcoa, Inc., 5.720%, 2/23/19, 12/20/20*	(1.00)%	5.76%		$200	$39,618	$30,845		$8,773
California Resources Corp., 6.000%, 11/15/24, 12/20/20*	(5.00)	40.80		250	165,601	83,970		81,631
California Resources Corp., 6.000%, 11/15/24, 12/20/20*	(5.00)	40.80		100	66,240	30,692		35,548
California Resources Corp., 6.000%, 11/15/24, 12/20/20*	(5.00)	40.80		200	132,480	135,242		(2,762)
Dell, Inc., 7.100%, 4/15/28, 12/20/19*	(1.00)	3.67		200	19,461	8,472		10,989
J. C. Penney Co., Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	1.10		100	(2,137)	828		(2,965)
Quest Diagnostics Inc., 6.950%, 7/01/37, 12/20/20*	(1.00)	0.58		500	(10,221)	(1,842)		(8,379)
Renault, 5.625%, 3/22/17, 12/20/19*	(1.00)	1.24	EUR	160	1,507	– 0	–	1,507
Republic of Colombia, 10.375%, 1/28/33, 12/20/20*	(1.00)	2.69		$400	30,284	20,408		9,876
Republic of Indonesia, 6.875%, 3/09/17, 12/20/20*	(1.00)	2.19		400	21,464	21,049		415
Republic of South Africa, 5.500%, 3/09/20, 12/20/20*	(1.00)	3.35		400	41,250	28,706		12,544
Republic of Turkey, 11.875%, 1/15/30, 12/20/20*	(1.00)	2.67		400	29,901	27,202		2,699
Russian Federation, 7.500%, 3/31/30, 12/20/20*	(1.00)	3.14		400	37,739	35,603		2,136
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	(5.00)	17.12		1,000	333,057	94,053		239,004

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
BellSouth Corp., 6.550%, 6/15/34, 9/20/19*	(1.00)%	0.54%		$1,000	$(17,347)	$(17,824)	$477
ConAgra Foods, Inc., 7.000%, 10/01/28, 12/20/21*	(1.00)	0.68		600	(10,300)	(5,102)	(5,198)
Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.29		600	(7,239)	(4,356)	(2,883)
Deutsche Bank AG
Lloyds Bank PLC, 1.500%, 5/02/17, 12/20/19*	(1.00)	0.56	EUR	470	(9,329)	(9,692)	363
Goldman Sachs International
Amkor Technology, Inc., 6.625%, 6/01/21, 12/20/20*	(5.00)	3.66		$100	(6,228)	(4,685)	(1,543)
Freeport-McMoran Inc., 3.550% 3/01/22, 6/20/20*	(1.00)	21.49		500	251,916	252,217	(301)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/16*	(5.00)	24.44		49	9,424	15,398	(5,974)
Peabody Energy Corp., 6.500%, 9/15/20, 12/20/20*	(5.00)	116.09		400	350,233	314,936	35,297
Teck Resources Ltd., 3.150% 1/15/17, 12/20/20*	(5.00)	16.63		200	66,257	29,608	36,649
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/18*	(1.00)	14.41		250	66,812	4,823	61,989
Transocean, Inc., 7.375%, 4/15/18, 3/20/20*	(5.00)	16.94		320	101,959	22,065	79,894
JPMorgan Chase Bank, NA
Chesapeake Energy Corp., 6.625%, 8/15/20, 12/20/20*	(5.00)	44.57		200	137,538	125,245	12,293
Kohl’s Corp., 6.250%, 12/15/17, 6/20/17*	(1.00)	0.27		400	(4,274)	(2,408)	(1,866)
Repsol, S.A., 4.875%, 2/19/19, 12/20/20*	(1.00)	3.53	EUR	200	24,207	10,544	13,663

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
British Telecommunications Public Limited Co., 5.750%, 12/07/28, 12/20/20*	(1.00)%	0.80%		$960	$(10,939)	$(10,175)	$(764)
Chesapeake Energy Corp., 6.625%, 8/15/20, 12/20/20*	(5.00)	44.57		400	275,075	255,562	19,513
Chesapeake Energy Corp., 6.625%, 8/15/20, 9/20/20*	(5.00)	45.06		200	137,003	27,146	109,857
Koninklijke KPN N.V., 7.500%, 2/04/19, 12/20/20*	(1.00)	0.78	EUR	350	(4,332)	(552)	(3,780)
Noble Corp., 4.900%, 8/01/20, 12/20/20*	(1.00)	12.03		$150	53,320	35,850	17,470
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	11.23		20	(3,762)	775	(4,537)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	3.37		20	1,374	1,384	(10)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	50.50		35	(27,243)	(27,060)	(183)
United Rentals (North America), Inc., 6.125%, 6/15/23, 9/20/20*	5.00	3.79		400	21,030	26,886	(5,856)
Citibank, NA
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	6.66		20	(4,118)	(2,103)	(2,015)
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	2.77		20	(1,483)	(1,533)	50
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	1.97		20	(829)	(748)	(81)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	17.12		1,200	(539,188)	(264,124)	(275,064)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Unitymedia GmbH, 6.125%, 1/15/25, 6/20/20*	5.00%	1.48%	EUR	90	$15,247	$14,522	$725
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	10.20		$20	(5,708)	(1,629)	(4,079)
Credit Suisse International
AT&T, Inc., 1.600%, 2/15/17, 9/20/19*	1.00	0.61		1,000	14,317	20,690	(6,373)
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	9.27		20	(5,780)	(3,249)	(2,531)
Freeport-McMoran Inc., 3.550%, 3/01/22, 6/20/20*	1.00	21.49		20	(9,484)	(1,332)	(8,152)
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/20*	1.00	16.54		20	(8,555)	(1,416)	(7,139)
Transocean Inc., 7.375%, 4/15/18, 6/20/20*	1.00	17.12		20	(8,987)	(3,966)	(5,021)
Western Union Co., 3.650%, 8/22/18, 9/20/19*	1.00	0.87		400	1,671	(4,049)	5,720
Goldman Sachs International
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/20*	1.00	16.54		200	(85,545)	(17,905)	(67,640)
Morgan Stanley Capital Services LLC
Chesapeake Energy Corp., 6.625%, 8/15/20, 9/20/18*	5.00	49.05		200	(122,539)	(16,033)	(106,506)

					$2,306,030	$1,836,291	$469,739

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	428,000	LIBOR	$428	3/21/16	$(35)
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	476,000	LIBOR	476	3/21/16	(35)
iBoxx $ Liquid High Yield Index	476,000	LIBOR	476	3/21/16	(581)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	178,000	LIBOR	$178	3/21/16	$2,270
iBoxx $ Liquid High Yield Index	190,000	LIBOR	190	3/21/16	4,107
iBoxx $ Liquid High Yield Index	230,000	LIBOR	230	3/21/16	1,053
iBoxx $ Liquid High Yield Index	990,000	LIBOR	990	3/21/16	(1,828)

					$4,951

(a)	Security is in default and is non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	$21,437	$1,750	0.01%

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $(3,031,587) or (14.5)% of net assets.
(d)	Convertible security.
(e)	Variable rate coupon, rate shown as of January 31, 2016.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2016.
(g)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2016.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Illiquid security.
(m)	One contract relates to 100 shares.
(n)	One contract relates to 1 share.
(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,718,829 and gross unrealized depreciation of investments was $(3,037,599), resulting in net unrealized depreciation of $(1,318,770).
(s)	An amount of U.S. $70,160 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc. - AB Credit Long / Short Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$6,014,612		$117,900		$6,132,512
Corporates - Investment Grade		– 0	–	5,258,429		– 0	–	5,258,429
Investment Companies		971,797		– 0	–	– 0	–	971,797
Governments - Sovereign Agencies		– 0	–	522,812		– 0	–	522,812
Common Stocks		387,551		25,927		4,496		417,974
Collateralized Mortgage Obligations		– 0	–	– 0	–	275,224		275,224
Governments - Treasuries		– 0	–	219,461		– 0	–	219,461
Quasi-Sovereigns		– 0	–	207,900		– 0	–	207,900
Emerging Markets - Sovereigns		– 0	–	165,375		– 0	–	165,375
Preferred Stocks		114,478		16,476		– 0	–	130,954
Bank Loans		– 0	–	– 0	–	26,149		26,149
Options Purchased - Puts		– 0	–	22,404		– 0	–	22,404
Warrants		– 0	–	– 0	–	13,856		13,856
Options Purchased - Calls		– 0	–	10,572		– 0	–	10,572
Short-Term Investments:
Investment Companies		3,175,110		– 0	–	– 0	–	3,175,110
U.S. Treasury Bills		– 0	–	199,922		– 0	–	199,922
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(9,795,482)		– 0	–	(9,795,482)
Corporates - Investment Grade		– 0	–	(3,860,559)		– 0	–	(3,860,559)
Emerging Markets - Corporate Bonds		– 0	–	(609,000)		– 0	–	(609,000)
Governments - Sovereign Agencies		– 0	–	(207,250)		– 0	–	(207,250)
Quasi-Sovereigns		– 0	–	(174,780)		– 0	–	(174,780)
Emerging Markets - Sovereigns		– 0	–	(138,400)		– 0	–	(138,400)

Total Investments in Securities		4,648,936		(2,121,581)		437,625		2,964,980
Other Financial Instruments*:
Assets:
Futures		21,118		– 0	–	– 0	–	21,118
Forward Currency Exchange Contracts		– 0	–	4,042		– 0	–	4,042
Centrally Cleared Credit Default Swaps		– 0	–	74,863		– 0	–	74,863
Credit Default Swaps		– 0	–	1,002,080		– 0	–	1,002,080
Total Return Swaps		– 0	–	7,430		– 0	–	7,430
Liabilities:
Futures		(66,476)		(13,008)		– 0	–	(79,484)
Forward Currency Exchange Contracts		– 0	–	(9,197)		– 0	–	(9,197)
Call Options Written		– 0	–	(402)		– 0	–	(402)
Put Options Written		– 0	–	(13,987)		– 0	–	(13,987)
Centrally Cleared Credit Default Swaps		– 0	–	(42,304)		– 0	–	(42,304)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,396)		– 0	–	(6,396)
Credit Default Swaps		– 0	–	(532,341)		– 0	–	(532,341)
Total Return Swaps		– 0	–	(2,479)		– 0	–	(2,479)

Total^		$4,603,578		$(1,653,280)		$437,625		$3,387,923

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Common Stocks		Collateralized Mortgage Obligations
Balance as of 10/31/15	$120,900		$3,675		$358,384
Accrued discounts/(premiums)	(114)		– 0	–	332
Realized gain (loss)	– 0	–	– 0	–	660
Change in unrealized appreciation/depreciation	(2,886)		821		(4,260)
Purchases/Payups	– 0	–	– 0	–	– 0	–
Sales/Paydowns	– 0	–	– 0	–	(79,892)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$117,900		$4,496		$275,224

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(2,886)		$821		$(3,649)

	Bank Loans		Warrants		Total
Balance as of 10/31/15	$133,325		$13,856		$630,140
Accrued discounts/(premiums)	437		– 0	–	655
Realized gain (loss)	122		– 0	–	782
Change in unrealized appreciation/depreciation	(9,162)		– 0	–	(15,487)
Purchases/Payups	1,177		– 0	–	1,177
Sales/Paydowns	(99,750)		– 0	–	(179,642)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$26,149		$13,856		$437,625

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(8,993)		$ – 0	–	$(14,707)

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/30/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Bank Loans	$26,149	Market-Approach	EBITDA* EBITDA* Multiple Scrap Value	$ $	28 mil – $70 mil 6X 154 mil

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)			U.S. $ Value
INFLATION-LINKED SECURITIES - 86.5%
United States - 86.5%
U.S. Treasury Inflation Index
0.125%, 4/15/17-7/15/24 (TIPS) (a)	U.S.	$164,760		$163,850,740
0.125%, 1/15/22 (TIPS)		0	**	485
0.25%, 1/15/25 (TIPS) (a)		27,371		26,658,910
0.375%, 7/15/23 (TIPS) (a)		19,828		19,771,778
0.375%, 7/15/25 (TIPS)		24,626		24,334,739
0.625%, 7/15/21 (TIPS) (a)		21,891		22,456,579
0.625%, 1/15/24 (TIPS)		14,121		14,239,366
2.00%, 1/15/26 (TIPS)		7,419		8,426,959

Total Inflation-Linked Securities (cost $281,588,256)				279,739,556

CORPORATES - INVESTMENT GRADE - 19.3%
Industrial - 12.6%
Basic - 1.1%
Barrick Gold Corp.
4.10%, 5/01/23		47		40,402
Dow Chemical Co. (The)
8.55%, 5/15/19		67		78,394
Eastman Chemical Co.
3.80%, 3/15/25		300		283,400
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		124		62,620
Glencore Funding LLC
3.125%, 4/29/19 (b)		1,720		1,310,468
International Paper Co.
4.75%, 2/15/22		660		708,512
LyondellBasell Industries NV
5.75%, 4/15/24		405		439,146
Minsur SA
6.25%, 2/07/24 (b)		314		259,344
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		393		337,980

				3,520,266

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (c)		191		196,253
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)		426		172,530
Yamana Gold, Inc.
4.95%, 7/15/24		853		680,592

				1,049,375

Communications - Media - 1.6%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,095		1,091,273
6.15%, 3/01/37-2/15/41		331		353,962
CBS Corp.
3.50%, 1/15/25		300		289,174

	Principal Amount (000)		U.S. $ Value
5.75%, 4/15/20	U.S.	$325	$364,033
Cox Communications, Inc.
2.95%, 6/30/23 (b)		163	146,562
Discovery Communications LLC
3.45%, 3/15/25		323	288,069
Mcgraw Hill Financial, Inc.
4.40%, 2/15/26		611	632,579
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b) (c)		409	433,540
RELX Capital, Inc.
8.625%, 1/15/19		460	538,982
Time Warner Cable, Inc.
4.50%, 9/15/42		235	187,008
5.00%, 2/01/20		35	37,229
8.75%, 2/14/19		25	28,874
Time Warner, Inc.
3.55%, 6/01/24		537	527,308
Viacom, Inc.
3.875%, 4/01/24		339	310,320

			5,228,913

Communications - Telecommunications - 1.6%
American Tower Corp.
3.50%, 1/31/23		300	292,930
4.70%, 3/15/22		395	416,859
5.05%, 9/01/20		35	37,617
AT&T, Inc.
3.00%, 2/15/22		1,255	1,236,818
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		274	276,830
4.45%, 4/01/24		902	922,594
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	41,578
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.	$400	445,077
Verizon Communications, Inc.
4.272%, 1/15/36		1,157	1,032,707
7.35%, 4/01/39		300	371,870

			5,074,880

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	393,272
5.875%, 8/02/21		640	706,506
General Motors Co.
3.50%, 10/02/18		425	426,781

			1,526,559

Consumer Cyclical - Retailers - 0.8%
CVS Health Corp.
3.875%, 7/20/25		695	718,346
Kohl’s Corp.
4.25%, 7/17/25		876	851,749

	Principal Amount (000)		U.S. $ Value
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	U.S.	$935	$920,422

			2,490,517

Consumer Non-Cyclical - 3.5%
AbbVie, Inc.
3.60%, 5/14/25		455	455,278
Actavis Funding SCS
3.80%, 3/15/25		803	814,740
3.85%, 6/15/24		278	283,130
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,619
Altria Group, Inc.
2.625%, 1/14/20		930	943,222
4.75%, 5/05/21		195	214,815
Baxalta, Inc.
3.60%, 6/23/22 (b)		700	709,849
Bayer US Finance LLC
3.375%, 10/08/24 (b)		374	385,157
Becton Dickinson and Co.
3.734%, 12/15/24		388	396,939
Biogen, Inc.
3.625%, 9/15/22		436	447,799
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	94,291
Celgene Corp.
3.875%, 8/15/25		520	524,931
Gilead Sciences, Inc.
3.65%, 3/01/26		675	689,519
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (b)		648	623,604
Kraft Heinz Foods Co.
2.80%, 7/02/20 (b)		350	352,441
3.50%, 7/15/22 (b)		447	455,008
Laboratory Corp. of America Holdings
3.60%, 2/01/25		275	269,796
Medtronic, Inc.
3.50%, 3/15/25		895	918,950
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		217	214,720
3.90%, 12/15/24		310	304,245
Reynolds American, Inc.
3.25%, 11/01/22		284	287,434
4.00%, 6/12/22		611	646,460
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		363	375,753
Tyson Foods, Inc.
2.65%, 8/15/19		199	200,521
3.95%, 8/15/24		650	672,915

			11,289,136

Energy - 2.4%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		350	201,376
Energy Transfer Partners LP
5.20%, 2/01/22		510	456,914

	Principal Amount (000)		U.S. $ Value
6.125%, 2/15/17	U.S.	$145	$146,599
EnLink Midstream Partners LP
5.05%, 4/01/45		352	205,489
Enterprise Products Operating LLC
3.70%, 2/15/26		771	693,460
5.20%, 9/01/20		335	351,880
Halliburton Co.
3.375%, 11/15/22		860	844,669
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		846	741,031
4.15%, 3/01/22		104	91,766
Marathon Petroleum Corp.
5.125%, 3/01/21		280	285,947
Noble Energy, Inc.
3.90%, 11/15/24		491	413,036
4.15%, 12/15/21		127	114,807
8.25%, 3/01/19		387	421,314
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	498,401
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	91,989
Reliance Holding USA, Inc.
5.40%, 2/14/22 (b)		542	591,402
Schlumberger Holdings Corp.
3.00%, 12/21/20 (b)		845	826,512
Spectra Energy Capital LLC
8.00%, 10/01/19		8	8,959
Valero Energy Corp.
6.125%, 2/01/20		476	515,972
Williams Partners LP
3.90%, 1/15/25		350	249,276
4.125%, 11/15/20		300	232,477

			7,983,276

Other Industrial – 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (b)		356	355,537

Technology – 0.7%
KLA-Tencor Corp.
4.65%, 11/01/24		639	647,267
Motorola Solutions, Inc.
7.50%, 5/15/25		505	560,897
Seagate HDD Cayman
4.75%, 1/01/25		398	319,021
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)		426	435,686
Total System Services, Inc.
2.375%, 6/01/18		259	257,716

			2,220,587

			40,739,046

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 5.8%
Banking - 3.5%
ABN AMRO Bank NV
4.75%, 7/28/25 (b)	U.S.	$150	$149,099
Bank of America Corp.
Series E
0.709%, 3/28/18 (d)	EUR	900	966,488
Barclays Bank PLC
6.625%, 3/30/22 (b)		101	138,120
Barclays PLC
3.65%, 3/16/25	U.S.	$294	281,233
BPCE SA
5.70%, 10/22/23 (b)		213	221,575
Capital One Financial Corp.
5.25%, 2/21/17		150	155,688
Citigroup, Inc.
3.875%, 3/26/25		655	630,282
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	403,052
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		895	870,067
Goldman Sachs Group, Inc. (The)
2.012%, 11/29/23 (d)		810	812,037
JPMorgan Chase & Co.
4.25%, 10/15/20		55	58,600
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (b)		816	850,489
Morgan Stanley
Series G
5.50%, 7/28/21		456	510,062
Murray Street Investment Trust I
4.647%, 3/09/17		52	53,547
PNC Bank NA
3.80%, 7/25/23		940	975,542
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (b) (c)		375	376,875
Santander Bank NA
1.551%, 1/12/18 (d)		890	880,111
Santander Issuances SAU
5.179%, 11/19/25		400	378,456
Santander UK PLC
5.00%, 11/07/23 (b)		505	526,620
Standard Chartered PLC
6.409%, 1/30/17 (b) (c)		400	400,000
Series E
4.00%, 7/12/22 (b)		725	721,375
UBS AG/Stamford CT
7.625%, 8/17/22		465	526,399
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (b)		453	452,104

			11,337,821

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16	U.S.	$809	$811,835

Insurance - 1.4%
American International Group, Inc.
4.875%, 6/01/22		625	666,621
6.40%, 12/15/20		205	238,929
Coventry Health Care, Inc.
5.45%, 6/15/21		415	466,738
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (b) (c)		415	431,600
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		535	588,350
5.50%, 3/30/20		24	26,490
6.10%, 10/01/41		165	196,800
Lincoln National Corp.
8.75%, 7/01/19		175	210,777
MetLife, Inc.
5.70%, 6/15/35		90	102,539
7.717%, 2/15/19		180	209,794
Series C
5.25%, 6/15/20 (c)		600	586,125
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)		360	396,850
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	184,787
Prudential Financial, Inc.
5.625%, 6/15/43		275	278,094

			4,584,494

REITS - 0.6%
Host Hotels & Resorts LP
5.25%, 3/15/22		175	189,121
Trust F/1401
5.25%, 12/15/24 (b)		825	815,719
Welltower, Inc.
5.25%, 1/15/22		890	973,164

			1,978,004

			18,712,154

Utility - 0.9%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	399,823
CMS Energy Corp.
5.05%, 3/15/22		144	159,848
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	99,391
Entergy Corp.
4.00%, 7/15/22		607	635,462
Exelon Corp.
2.85%, 6/15/20		570	570,622

	Principal Amount (000)		U.S. $ Value
Exelon Generation Co. LLC
4.25%, 6/15/22	U.S.	$416	$403,796

			2,268,942

Natural Gas - 0.2%
NiSource Finance Corp.
6.80%, 1/15/19		75	83,990
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		480	509,043

			593,033

			2,861,975

Total Corporates - Investment Grade (cost $64,155,030)			62,313,175

ASSET-BACKED SECURITIES - 11.1%
Autos - Fixed Rate - 6.2%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		341	340,786
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		707	706,314
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		331	330,766
Series 2013-4, Class A3
0.96%, 4/09/18		173	173,368
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (b)		195	194,623
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	421,891
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		289	295,435
Series 2014-1A, Class A
2.46%, 7/20/20(b)		1,689	1,719,689
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (b)		706	706,937
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		850	847,926
Series 2015-2, Class A3
1.31%, 8/15/19		530	528,200
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		200	201,191
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)		857	859,656
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (b)		329	328,672

	Principal Amount (000)		U.S. $ Value
Series 2014-B, Class A
1.11%, 11/15/18 (b)	U.S.	$267	$265,825
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (b)		146	146,369
Series 2015-CA, Class A2A
1.03%, 2/15/18 (b)		218	217,515
Series 2015-DA, Class A2A
1.23%, 6/15/18 (b)		502	502,109
Series 2016-AA, Class A2A
1.50%, 3/15/18 (b)		95	95,005
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (b)		200	199,896
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		695	692,756
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 5/15/18 (b)		51	50,652
Series 2014-2A, Class A
1.06%, 8/15/18 (b)		84	84,241
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (b)		23	22,736
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		225	224,292
Series 2014-2, Class A
2.31%, 4/15/26 (b)		728	737,585
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		564	563,785
Series 2015-2, Class A3
1.68%, 12/20/18		798	797,847
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		599	597,519
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		415	414,527
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (b)		508	508,416
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (b)		2,185	2,187,224
Series 2013-1A, Class B2
2.48%, 8/25/19 (b)		368	356,624
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (b)		418	417,627
Series 2015-B, Class A3
1.40%, 11/15/18 (b)		557	558,201

	Principal Amount (000)		U.S. $ Value
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18	U.S.$	165	$165,246
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		318	317,611
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		587	587,953
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18		459	458,920
Series 2015-4,Class A2A
1.20%, 12/17/18		334	333,959
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (b)		645	643,325
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (b)		286	285,873

			20,089,092

Credit Cards - Fixed Rate - 2.0%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		474	475,395
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		523	535,093
Series 2015-2, Class A
1.56%, 3/15/21		728	733,799
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		692	696,279
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		825	826,414
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		718	721,069
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,100,173
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	372,187
Series 2013-A, Class A
1.61%, 12/15/21		373	374,172
Series 2015-B,Class A
2.55%, 6/17/24		551	562,449

			6,397,030

Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.926%, 7/15/20 (b)(d)		1,037	1,034,942

	Principal Amount (000)		U.S. $ Value
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.996%, 1/15/22 (d)	U.S.	$ 692	$687,503
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.806%, 7/20/19 (d)		534	533,416
Series 2015-1, Class A
0.926%, 1/20/20 (d)		620	615,736
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.974%, 12/10/27 (b)(d)		615	615,125
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.776%, 7/22/19 (b)(d)		330	326,521

			3,813,243

Credit Cards - Floating Rate - 1.0%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.776%, 3/16/20 (d)		600	598,728
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.776%, 8/17/20 (d)		501	500,633
First National Master Note Trust
Series 2013-2, Class A
0.956%, 10/15/19 (d)		794	794,169
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.806%, 12/15/19 (d)		910	910,039
Series 2015-A, Class A
0.906%, 2/15/22 (d)		403	401,777

			3,205,346

Other ABS - Fixed Rate - 0.7%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (b)		597	596,764
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	495,857
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (b)		247	245,952
Series 2015-2, Class A2A
1.42%, 12/22/17 (b)		286	285,629
SBA Tower Trust
3.156%, 10/15/20 (b)		851	844,788

			2,468,990

Total Asset-Backed Securities (cost $35,901,031)			35,973,701

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4%
Non-Agency Fixed Rate CMBS - 8.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	U.S	.$ 1,700	$1,768,871
Series 2007-5, Class AM
5.772%, 2/10/51		258	268,004
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		571	576,040
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)		1,070	1,082,248
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		885	901,907
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
6.033%, 3/15/49		127	126,982
Series 2013-GC11, Class D
4.604%, 4/10/46 (b)		420	364,280
Series 2015-GC27, Class A5
3.137%, 2/10/48		707	703,782
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.957%, 5/15/46		448	465,403
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		635	647,209
Series 2007-GG9, Class A4
5.444%, 3/10/39		560	573,325
Series 2007-GG9, Class AM
5.475%, 3/10/39		598	611,013
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		351	345,752
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.889%, 6/15/39		463	471,583
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		631	656,156
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.836%, 11/10/46 (b)		368	381,666
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)		515	514,454
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		776	789,397
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		540	556,251
Series 2013-G1, Class A1

	Principal Amount (000)		U.S. $ Value
2.059%, 4/10/31 (b)	U.S	.$ 624	$615,730
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41(b)		252	250,851
Series 2006-CB15, Class A4
5.814%, 6/12/43		311	311,563
Series 2006-LDP9, Class AM
5.372%, 5/15/47		370	372,894
Series 2007-CB19, Class AM
5.889%, 2/12/49		295	303,443
Series 2007-LD12, Class AM
6.206%, 2/15/51		245	257,669
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,886	1,943,695
Series 2007-LDPX, Class A3
5.42%, 1/15/49		394	401,683
Series 2008-C2, Class A1A
5.998%, 2/12/51		838	867,405
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)		18	17,833
Series 2011-C5, Class D
5.50%, 8/15/46 (b)		266	269,390
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		670	697,307
Series 2015-C32, Class C
4.819%, 11/15/48		545	475,195
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		288	289,391
Series 2007-C1, Class A4
5.424%, 2/15/40		1,038	1,050,939
Series 2007-C1, Class AM
5.455%, 2/15/40		290	298,068
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		600	600,169
Series 2015-3, Class A2
2.729%, 4/20/48 (b)		698	693,427
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		566	570,894
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		995	1,010,790
Series 2007-9, Class A4
5.70%, 9/12/49		121	125,850
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		277	282,111
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,306,595

	Principal Amount (000)		U.S. $ Value
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.084%, 1/10/45 (b)	U.S.$	229	$239,428
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		304	305,676
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.963%, 11/15/45 (b)		327	310,404
Series 2013-C14, Class A5
3.337%, 6/15/46		862	887,576
Series 2014-C20, Class A2
3.036%, 5/15/47		648	671,083

			28,231,382

Non-Agency Floating Rate CMBS - 1.7%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.746%, 11/15/19 (b)(d)		489	487,998
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.324%, 6/11/27 (b)(d)		775	768,716
Series 2014-SAVA, Class A
1.576%, 6/15/34 (b)(d)		361	358,748
H/2 Asset Funding NRE
Series 2015-1A
2.081%, 6/24/49 (b)(d)		660	657,971
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2014-INN, Class A
1.346%, 6/15/29 (b)(d)		1,068	1,062,593
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.296%, 8/15/26 (b)(d)		241	240,144
Series 2015-XLF2, Class SNMA
2.376%, 11/15/26 (b)(d)		241	239,987
PFP III Ltd.
Series 2014-1, Class A
1.596%, 6/14/31 (b)(d)		184	183,260
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.476%, 4/15/32 (b)(d)		367	365,455
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.646%, 11/15/27 (b)(d)		614	607,486
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.62%, 12/15/47 (e)		537	487,039

			5,459,397

Total Commercial Mortgage-Backed Securities (cost $34,520,666)			33,690,779

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
GSE Risk Share Floating Rate - 3.1%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.927%, 7/25/25 (b)(d)	U.S.	$ 405	$402,865
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.677%, 11/25/23 (d)		1,030	1,003,401
Series 2014-DN3, Class M3
4.422%, 8/25/24 (d)		1,055	990,078
Series 2015-DNA1, Class M3
3.727%, 10/25/27 (d)		260	241,896
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2
3.027%, 12/25/27 (d)		1,046	1,034,749
Series 2015-DNA3, Class M3
5.127%, 4/25/28 (d)		281	262,409
Series 2015-HQ1, Class M2
2.627%, 3/25/25 (d)		410	405,778
Series 2015-HQA1, Class M2
3.077%, 3/25/28 (d)		770	758,609
Series 2015-HQA2, Class M2
3.227%, 5/25/28 (d)		294	291,433
Series 2015-HQA2, Class M3
5.227%, 5/25/28 (d)		276	257,926
Series 2016-DNA1, Class M3
5.975%, 7/25/28 (d)		324	321,346
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.627%, 7/25/24 (d)		249	248,806
Series 2014-C04, Class 1M2
5.327%, 11/25/24 (d)		528	513,974
Series 2014-C04, Class 2M2
5.427%, 11/25/24 (d)		195	191,120
Series 2015-C01, Class 1M2
4.727%, 2/25/25 (d)		450	424,475
Series 2015-C02, Class 2M2
4.427%, 5/25/25 (d)		445	411,598
Series 2015-C03, Class 1M2
5.427%, 7/25/25 (d)		691	661,080
Series 2015-C03, Class 2M2
5.427%, 7/25/25 (d)		679	650,915
Series 2015-C04, Class 1M2
6.127%, 4/25/28 (d)		204	199,621
Series 2015-C04, Class 2M2
5.977%, 4/25/28 (d)		314	305,632
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.177%, 11/25/25 (b)(d)		240	240,253
Series 2015-WF1, Class 2M1
3.277%, 11/25/25 (d)(f)		296	296,176

			10,114,140

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.3%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.126%, 7/15/36 (b)(d)	U.S.$	853	$850,426

Agency Fixed Rate - 0.1%
Federal National Mortgage Association
REMICs
Series 2010-117, Class DI
4.50%, 5/25/25 (g)		2,202	222,058

Total Collateralized Mortgage Obligations (cost $11,530,220)			11,186,624

CORPORATES - NON-INVESTMENT GRADE - 3.2%
Industrial - 1.6%
Basic - 0.2%
Novelis, Inc.
8.375%, 12/15/17		90	86,400
Teck Resources Ltd.
4.50%, 1/15/21		785	429,788

			516,188

Capital Goods - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		330	330,413
Sealed Air Corp.
5.25%, 4/01/23 (b)		331	335,137

			665,550

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		146	155,490

Communications - Telecommunications - 0.4%
Numericable-SFR SAS
5.375%, 5/15/22 (b)	EUR	231	256,498
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,000	800,000
Wind Acquisition Finance SA
4.75%, 7/15/20 (b)		340	334,050

			1,390,548

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		147	140,018

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (b)	U.S.	$ 360	$346,500
KB Home
4.75%, 5/15/19		345	331,200
MCE Finance Ltd.
5.00%, 2/15/21 (b)		405	361,462

			1,039,162

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (b)		385	346,019

Energy - 0.3%
DCP Midstream LLC
4.75%, 9/30/21 (b)		405	288,727
ONEOK, Inc.
4.25%, 2/01/22		463	320,627
SM Energy Co.
6.50%, 1/01/23		41	23,678
Transocean, Inc.
6.50%, 11/15/20		370	223,388

			856,420

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		280	191,100

			5,300,495

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		233	243,410
Barclays Bank PLC
6.86%, 6/15/32 (b)(c)		137	157,577
7.75%, 4/10/23		372	394,320
Credit Agricole SA
8.125%, 12/23/25 (b)(c)		260	259,223
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	951	1,040,521
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)	U.S.	$ 689	660,823
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (c)		100	102,750
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		29	30,876
Societe Generale SA
5.922%, 4/05/17 (b)(c)		115	116,150
8.00%, 9/29/25 (b)(c)		340	336,365
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		325	335,020

			3,677,035

	Principal Amount (000)		U.S. $ Value
Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17	U.S.	$ 200	$204,500
International Lease Finance Corp.
5.875%, 4/01/19		294	304,658
Navient Corp.
7.25%, 1/25/22		54	48,060

			557,218

			4,234,253

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		377	388,310
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		287	228,882

			617,192

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		391	382,691

Total Corporates - Non-Investment Grade (cost $12,098,799)			10,534,631

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		693	544,663
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		292	201,480
Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (b)		620	628,525
United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (c)		345	351,038

Total Governments - Sovereign Agencies (cost $1,954,004)			1,725,706

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Chile - 0.3%
Corp Nacional del Cobre de Chile
4.50%, 9/16/25 (b)		575	550,763
Empresa de Transporte de Pasajeros
Metro SA
4.75%, 2/04/24 (b)		358	365,417

			916,180

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18	U.S.$	256	$250,880

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (b)		450	458,175

Total Quasi-Sovereigns (cost $1,627,525)			1,625,235

GOVERNMENTS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17
(cost $1,912,835)	BRL	4,905	1,183,722

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (h)(i) (cost $500,000)			502,142

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19
(cost $187,593)	U.S.$	168	185,892

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones
Celulares SA
6.875%, 2/06/24 (b)		208	166,400

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(j)		655	16,375

Total Emerging Markets - Corporate Bonds (cost $568,018)			182,775

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Insurance - 0.0%
Allstate Corp. (The)
5.10%, 1/15/53
(cost $52,500)	2,100	$53,151

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government STIF
Portfolio, 0.36% (k)(l)
(cost $622,313)	622,313	622,313

Total Investments - 135.9% (cost $447,218,790) (m)		439,519,402
Other assets less liabilities - (35.9)% (n)		(116,144,588)

Net Assets - 100.0%		$323,374,814

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	31	March 2016	$3,058,782	$3,160,854	$102,072
U.S. Ultra Bond (CBT) Futures	3	March 2016	472,363	498,562	26,199
Sold Contracts
EURO-BOBL Futures	87	March 2016	12,427,161	12,481,148	(53,987)
U.S. T-Note 10 Yr (CBT) Futures	55	March 2016	6,940,388	7,126,797	(186,409)
U.S. T-Note 5 Yr (CBT) Futures	77	March 2016	9,135,835	9,291,734	(155,899)

					$(268,024)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	435,000	USD	3,528	2/19/16	$(66,057)
BNP Paribas SA	JPY	228,279	USD	1,946	2/10/16	60,346
Goldman Sachs Bank USA BRL		5,150	USD	1,120	1/04/17	(43,272)
HSBC Bank USA	TWD	83,246	USD	2,483	3/18/16	(1,376)
JPMorgan Chase Bank	USD	637	JPY	75,598	2/26/16	(12,245)
JPMorgan Chase Bank	JPY	620,000	USD	5,199	3/25/16	71,481
State Street Bank & Trust Co.	USD	4,192	JPY	511,237	2/10/16	31,716
State Street Bank & Trust Co.	SGD	3,660	USD	2,543	2/19/16	(25,113)
State Street Bank & Trust Co.	USD	145	CAD	208	2/19/16	2,849

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	2,178	USD	2,361	3/04/16	$(649)

						$17,680

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - JPY/USD	115.800	2/24/16	281,394	$12,553	$(3,245)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.45%	$3,955	$(188,247)	$(26,292)
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.45	3,168	(150,780)	(77,181)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.97	18,250	(39,144)	187,444

				$(378,171)	$83,971

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	17,120	3/10/17	0.973%	3 Month CDOR	$(45,956)
Morgan Stanley & Co., LLC/(CME Group)	AUD	22,680	3/11/17	2.140%	3 Month BBSW	1,616
Morgan Stanley & Co., LLC/(CME Group)		$23,060	5/18/17	0.811%	3 Month LIBOR	(46,555)
Morgan Stanley & Co., LLC/(CME Group)	CAD	15,500	6/05/17	1.054%	3 Month CDOR	(56,601)
Morgan Stanley & Co., LLC/(CME Group)	AUD	19,500	6/09/17	2.218%	3 Month BBSW	(23,254)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	14,040	10/30/17	1.915%	3 Month BBSW	$23,467
Morgan Stanley & Co., LLC/(CME Group)		$6,980	10/31/19	3 Month LIBOR	1.747%	194,642
Morgan Stanley & Co., LLC/(CME Group)	GBP	5,640	6/05/20	6 Month LIBOR	1.651%	211,377
Morgan Stanley & Co., LLC/(CME Group)		$6,420	8/11/20	3 Month LIBOR	1.712%	185,882
Morgan Stanley & Co., LLC/(CME Group)		2,610	1/14/24	2.980%	3 Month LIBOR	(269,735)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(249,130)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(321,676)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736%	3 Month LIBOR	(421,487)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628%	151,214
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	(259,845)
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	(192,157)
Morgan Stanley & Co., LLC/(CME Group)		1,900	7/18/24	3 Month LIBOR	2.668%	152,371
Morgan Stanley & Co., LLC/(CME Group)		2,810	9/24/24	3 Month LIBOR	2.691%	254,109
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,450	3/11/25	6 Month BBSW	2.973%	62,653
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,560	6/09/25	3 Month BKBM	4.068%	134,001
Morgan Stanley & Co., LLC/(CME Group)	AUD	2,110	6/09/25	6 Month BBSW	3.384%	85,425
Morgan Stanley & Co., LLC/(CME Group)		$1,160	6/09/25	2.488%	3 Month LIBOR	(78,480)
Morgan Stanley & Co., LLC/(CME Group)		3,830	8/04/25	2.293%	3 Month LIBOR	(220,727)
Morgan Stanley & Co., LLC/(CME Group)		1,490	11/10/35	2.631%	3 Month LIBOR	(120,993)
Morgan Stanley & Co., LLC/(CME Group)	GBP	520	6/05/45	2.396%	6 Month LIBOR	(106,362)
Morgan Stanley & Co., LLC/(CME Group)		$490	8/06/45	2.692%	3 Month LIBOR	(51,390)
Morgan Stanley & Co., LLC/(LCH Group)	NZD	30,550	6/09/17	3.368%	3 Month BKBM	(221,867)

						$(1,229,458)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	12.92%	$280	$52,361	$15,688	$36,673
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	12.31	466	85,180	(19,378)	104,558
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	12.31	534	97,610	(23,024)	120,634
Sale Contracts
Bank of America, NA
CDX-NAIG Series 19, 5 Year Index,
12/20/17*	1.00	0.55	3,200	30,687	1,153	29,534
Credit Suisse International Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.94	123	218	(1,127)	1,345
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.94	49	87	(452)	539
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.94	50	88	(455)	543
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.94	72	126	(589)	715
Deutsche Bank AG
Anadarko Petroleum Corp.,
5.95% 9/15/16, 9/20/17*	1.00	2.02	440	(8,110)	(5,063)	(3,047)

				$258,247	$(33,247)	$291,494

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,570	7/15/19	1.370%	CPI	#	$(14,167)
Barclays Bank PLC	20,750	7/15/20	1.527%	CPI	#	(186,201)
Barclays Bank PLC	6,950	1/15/21	1.490%	CPI	#	(70,216)
Deutsche Bank AG	3,460	7/15/18	1.440%	CPI	#	(28,153)
JPMorgan Chase
Bank, NA	8,710	1/15/20	1.795%	CPI	#	(177,827)

						$(476,564)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$1,100	2/21/42	2.813%	3 Month LIBOR	$(139,705)
Morgan Stanley Capital Services LLC	830	3/06/42	2.804%	3 Month LIBOR	(102,950)

					$(242,655)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2016
Bank of America†	0.56%	—	$5,270,217
Barclays Capital, Inc.	0.57%	12/11/16	2,368,661
HSBC Bank USA	0.57%	4/12/16	19,289,827
HSBC Bank USA	0.57%	4/19/16	21,000,130
HSBC Bank USA	0.63%	4/26/16	37,842,135
HSBC Bank USA	0.65%	4/27/16	9,949,578
JPMorgan Chase Bank	0.53%	4/18/16	13,806,611
JPMorgan Chase Bank	0.53%	4/19/16	15,344,065

			$124,871,224

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2016

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

REVERSE REPURCHASE AGREEMENTS

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$5,270,217	$0	$117,232,346	$2,368,661	$124,871,224

Total	$5,270,217	$0	$117,232,346	$2,368,661	$124,871,224

**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $51,175,234 or 15.8% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016. (e) Variable rate coupon, rate shown as of January 31, 2016.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	$363,153	$16,375	0.01%
Wells Fargo Credit Risk
Transfer Securities Trust
Series 2015-WF1, Class 2M1
3.277%, 11/25/25	9/28/15	296,080	296,176	0.09%

(g)	IO - Interest Only
(h)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(i)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)
	12/30/14	$500,000	$502,142	0.16%

(j)	Security is in default and is non-income producing.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(m)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,159,038 and gross unrealized depreciation of investments was $(9,858,426), resulting in net unrealized depreciation of $(7,699,388).
(n)	An amount of U.S. $294,038 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar

SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc. - AB Bond Inflation Strategy

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$279,739,556		$	– 0	–	$279,739,556
Corporates - Investment Grade		– 0	–	62,313,175			– 0	–	62,313,175
Asset-Backed Securities		– 0	–	32,678,297			3,295,404		35,973,701
Commercial Mortgage-Backed Securities		– 0	–	25,980,053			7,710,726		33,690,779
Collateralized Mortgage Obligations		– 0	–	1,072,484			10,114,140		11,186,624
Corporates - Non-Investment Grade		– 0	–	10,534,631			– 0	–	10,534,631
Governments - Sovereign Agencies		– 0	–	1,725,706			– 0	–	1,725,706
Quasi-Sovereigns		– 0	–	1,625,235			– 0	–	1,625,235
Governments - Treasuries		– 0	–	1,183,722			– 0	–	1,183,722
Common Stocks		– 0	–	– 0	–		502,142		502,142
Governments - Sovereign Bonds		– 0	–	185,892			– 0	–	185,892
Emerging Markets - Corporate Bonds		– 0	–	182,775			– 0	–	182,775
Preferred Stocks		53,151		– 0	–		– 0	–	53,151
Short-Term Investments		622,313		– 0	–		– 0	–	622,313

Total Investments in Securities		675,464		417,221,526			21,622,412		439,519,402
Other Financial Instruments*:
Assets:
Futures		128,271		– 0	–		– 0	–	128,271
Forward Currency Exchange Contracts		– 0	–	166,392			– 0	–	166,392
Centrally Cleared Credit Default Swaps		– 0	–	187,444			– 0	–	187,444
Centrally Cleared Interest Rate Swaps		– 0	–	1,456,757			– 0	–	1,456,757
Credit Default Swaps		– 0	–	294,541			– 0	–	294,541
Liabilities:
Futures		(396,295)		– 0	–		– 0	–	(396,295)
Forward Currency Exchange Contracts		– 0	–	(148,712)			– 0	–	(148,712)
Currency Options Written		– 0	–	(3,245)			– 0	–	(3,245)
Centrally Cleared Credit Default Swaps		– 0	–	(103,473)			– 0	–	(103,473)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,686,215)			– 0	–	(2,686,215)
Credit Default Swaps		– 0	–	(3,047)			– 0	–	(3,047)
Inflation (CPI) Swaps		– 0	–	(476,564)			– 0	–	(476,564)
Interest Rate Swaps		– 0	–	(242,655)			– 0	–	(242,655)

Total^		$407,440		$415,662,749			$21,622,412		$437,692,601

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/15	$3,725,747		$7,333,784		$9,306,859
Accrued discounts/(premiums)	18		(4,577)		(367)
Realized gain (loss)	14		(1,988)		– 0	–
Change in unrealized appreciation/depreciation	(5,557)		(185,328)		(232,835)
Purchases/Payups	– 0	–	694,756		1,175,170
Sales/Paydowns	(424,818)		(125,921)		(134,687)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$3,295,404		$7,710,726		$10,114,140

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/16	$(5,606)		$(185,328)		$(232,835)

	Common Stocks		Total
Balance as of 10/31/15	$530,735		$20,897,125
Accrued discounts/(premiums)	– 0	–	(4,926)
Realized gain (loss)	– 0	–	(1,974)
Change in unrealized appreciation/depreciation	(28,593)		(452,313)
Purchases/Payups	– 0	–	1,869,926
Sales/Paydowns	– 0	–	(685,426)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/16	$502,142		$21,622,412

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/16	$(28,593)		$(452,362)

As of January 31, 2016, all Level 3 securities were priced i) at net asset value, ii) by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB Government Reserves Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 101.4%
U.S. Government & Government Sponsored Agency Obligations - 90.7%
Federal Farm Credit Banks
2/19/16 (a)	0.366%	$13,500	$13,499,959
7/21/16 (a)	0.370%	15,000	14,993,906
3/15/16 (a)	0.376%	17,000	17,000,469
4/18/16 (a)	0.376%	10,000	9,999,826
2/01/16 (a)	0.378%	5,000	5,000,000
5/25/16 (a)	0.387%	15,000	14,999,093
4/15/16 (a)	0.396%	10,000	10,000,900
4/04/16 (a)	0.400%	2,500	2,499,961
7/26/16 (a)	0.451%	20,000	20,000,000
2/24/16 (a)	0.477%	250	250,014
4/22/16 (a)	0.480%	6,300	6,300,919
8/01/16 (a)	1.000%	10,000	10,000,000
Federal Home Loan Bank Discount Notes
2/05/16	0.140%	2,700	2,699,958
2/03/16	0.160%	2,300	2,299,980
2/08/16	0.160%	2,300	2,299,928
2/09/16	0.161%	2,374	2,373,915
2/08/16	0.165%	1,300	1,299,958
2/09/16	0.170%	600	599,977
2/10/16	0.229%	20,000	19,998,855
2/05/16	0.246%	1,900	1,899,948
2/24/16	0.295%	10,000	9,998,115
3/02/16	0.300%	20,000	19,995,000
3/04/16	0.300%	18,100	18,095,174
3/04/16	0.305%	2,718	2,717,263
3/09/16	0.310%	10,000	9,995,067
3/16/16	0.310%	20,000	19,992,422
3/18/16	0.320%	20,000	19,991,822
3/18/16	0.340%	2,400	2,398,957
4/08/16	0.375%	20,000	19,986,042
4/06/16	0.380%	15,000	14,989,708
4/27/16	0.400%	20,000	19,980,889
4/29/16	0.410%	15,000	14,984,967
3/09/16	0.481%	10,000	9,996,814
6/01/16	0.491%	15,000	14,975,296
4/19/16	0.501%	7,000	6,992,417
6/03/16	0.541%	10,000	9,981,550
7/08/16	0.577%	5,000	4,987,382
7/06/16	0.580%	5,000	4,987,477
7/13/16	0.581%	5,000	4,986,892
6/15/16	0.626%	10,000	9,976,600
6/01/16	0.652%	950	947,925
6/08/16	0.652%	10,000	9,976,889
6/10/16	0.652%	10,000	9,976,528
Federal Home Loan Banks
2/04/16	0.270%	3,500	3,500,028
2/19/16 (a)	0.366%	15,000	15,000,000
2/19/16	0.375%	2,300	2,300,201
2/09/16 (a)	0.384%	5,000	5,000,000
3/28/16 (a)	0.396%	25,000	25,000,000
5/04/16 (a)	0.408%	20,000	19,999,871

	Yield*	Principal Amount (000)	U.S. $ Value
5/13/16 (a)	0.414%	20,000	20,000,000
7/21/16 (a)	0.450%	20,000	20,000,000
Federal Home Loan Mortgage Corp. Discount Notes
2/03/16	0.165%	2,700	2,699,975
2/03/16	0.182%	1,500	1,499,985
3/07/16	0.300%	4,550	4,548,673
Federal National Mortgage Association Discount Notes
2/10/16	0.140%	4,600	4,599,839
2/10/16	0.160%	1,100	1,099,956
2/08/16	0.165%	2,600	2,599,917
2/01/16	0.190%	720	720,000
2/08/16	0.265%	300	299,984
2/08/16	0.270%	300	299,985
2/02/16	0.280%	700	699,995
2/02/16	0.340%	1,445	1,444,986
U.S. Treasury Bill
7/07/16	0.501%	5,000	4,989,097
6/16/16	0.582%	10,000	9,978,070
U.S. Treasury Notes
2/29/16	0.250%	20,000	20,000,318
4/30/16 (a)	0.374%	10,000	10,000,445
2/15/16	0.375%	22,500	22,501,259
10/31/17 (a)	0.473%	5,000	4,985,731
6/30/16	3.250%	10,000	10,106,745

			632,803,822

Repurchase Agreements - 10.7%
Credit Suisse Securities LLC 0.34%, dated 1/29/16 due 2/01/16 in the amount of $25,000,708 (collateralized by $23,905,000 U.S. Treasury Note, 2.625%, due 8/15/20, value $25,502,626)		25,000	25,000,000
Royal Bank of Canada 0.31%, dated 1/29/16 due 2/01/16 in the amount of $ 25,000,646 (collateralized by $55,325,320 Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and Government National Mortgage Association, 2.228% to 5.50%, due 4/01/24 to 1/01/46, value $25,500,000)		25,000	25,000,000
Toronto Dominion Bank 0.34%, dated 1/29/16 due 2/01/16 in the amount of $25,000,708 (collateralized by $24,823,700 U.S. Treasury Note, 2.00%, due 11/15/21, value $25,500,044)		25,000	25,000,000

			75,000,000

Total Investments - 101.4% (cost $707,803,822) (b)			707,803,822
Other assets less liabilities - (1.4)%			(10,004,485)

Net Assets - 100.0%			$697,799,337

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(b)	As of January 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Bond Fund, Inc. – AB Government Reserves Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$632,803,822		$	– 0	–	$632,803,822
Repurchase Agreements		75,000,000		– 0	–		– 0	–	75,000,000

Total^		$75,000,000		$632,803,822		$	– 0	–	$707,803,822

^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB High Yield Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 74.9%
Industrial - 61.4%
Basic - 2.9%
AK Steel Corp.
7.625%, 5/15/20-10/01/21	U.S.$	35	$12,950
Aleris International, Inc.
7.625%, 2/15/18		8	6,960
7.875%, 11/01/20		9	6,930
ArcelorMittal
5.125%, 6/01/20		10	8,050
6.125%, 6/01/18-6/01/25		130	113,305
6.50%, 3/01/21		10	8,125
7.25%, 2/25/22		15	12,188
8.00%, 10/15/39		2	1,410
Cliffs Natural Resources, Inc.
5.95%, 1/15/18 (a)		9	1,800
8.25%, 3/31/20 (b)		17	12,283
Commercial Metals Co.
6.50%, 7/15/17		25	25,864
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (b)		14	12,145
Huntsman International LLC
4.875%, 11/15/20		10	8,875
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		33	24,915
Lundin Mining Corp.
7.875%, 11/01/22 (b)		7	5,653
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(d)		35	1,750
Momentive Performance Materials, Inc.
3.88%, 10/24/21		40	26,900
8.875%, 10/15/20 (e)(f)(g)		40	0
Novelis, Inc.
8.375%, 12/15/17		15	14,400
8.75%, 12/15/20		30	27,267
Peabody Energy Corp.
6.00%, 11/15/18		82	6,970
10.00%, 3/15/22 (b)		30	3,000
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		15	16,500
Steel Dynamics, Inc.
5.125%, 10/01/21		15	13,987
5.50%, 10/01/24		8	7,220
6.125%, 8/15/19		15	15,000
Teck Resources Ltd.
2.50%, 2/01/18		3	2,464
3.85%, 8/15/17		17	14,492
4.50%, 1/15/21		18	9,855
5.20%, 3/01/42		14	6,303
5.40%, 2/01/43		14	6,300
6.25%, 7/15/41		8	3,700
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		8	1,200
9.75%, 12/01/17		25	18,437

	Principal Amount (000)		U.S. $ Value
WR Grace & Co.-Conn
5.125%, 10/01/21 (b)	U.S.$	12	$12,060

			469,258

Capital Goods - 6.0%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (b)		10	10,200
Apex Tool Group LLC
7.00%, 2/01/21 (b)		20	14,500
Berry Plastics Corp.
5.125%, 7/15/23		7	6,825
5.50%, 5/15/22		20	19,950
6.00%, 10/15/22 (b)		4	4,080
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (b)		10	9,650
Bombardier, Inc.
6.00%, 10/15/22 (b)		18	12,330
6.125%, 1/15/23 (b)		5	3,425
7.50%, 3/15/25 (b)		93	63,937
Building Materials Corp. of America
6.00%, 10/15/25 (b)		19	19,380
Clean Harbors, Inc.
5.25%, 8/01/20		18	18,337
CNH Industrial Capital LLC
3.625%, 4/15/18		60	58,200
EnerSys
5.00%, 4/30/23 (b)		10	9,863
EnPro Industries, Inc.
5.875%, 9/15/22		16	15,560
Gardner Denver, Inc.
6.875%, 8/15/21 (b)		43	31,605
GFL Escrow Corp.
9.875%, 2/01/21 (b)		15	15,094
HD Supply, Inc.
7.50%, 7/15/20		39	40,560
11.50%, 7/15/20		15	16,537
KLX, Inc.
5.875%, 12/01/22 (b)		40	37,396
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		3	3,180
Masco Corp.
7.125%, 3/15/20		30	34,275
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23 (b)		3	2,944
Owens-Illinois, Inc.
7.80%, 5/15/18		25	27,250
Pactiv LLC
7.95%, 12/15/25		31	26,970
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21		100	93,250
9.00%, 4/15/19		100	96,250

	Principal Amount (000)		U.S. $ Value
Sealed Air Corp.
6.875%, 7/15/33 (b)	U.S.$	75	$76,969
SPX FLOW, Inc.
6.875%, 9/01/17		75	79,219
TransDigm, Inc.
6.00%, 7/15/22		30	29,400
6.50%, 7/15/24		10	9,775
United Rentals North America, Inc.
5.50%, 7/15/25		64	57,120
5.75%, 11/15/24		39	35,977

			980,008

Communications - Media - 8.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		60	59,850
5.375%, 5/01/25 (b)		42	41,580
5.75%, 1/15/24		8	8,230
5.875%, 5/01/27 (b)		44	43,340
CCOH Safari LLC
5.75%, 2/15/26 (b)		50	49,718
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (b)		66	59,400
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		35	32,419
CSC Holdings LLC
5.25%, 6/01/24		108	95,310
7.625%, 7/15/18		24	25,320
8.625%, 2/15/19		35	37,275
DISH DBS Corp.
5.125%, 5/01/20		30	29,775
5.875%, 11/15/24		60	53,475
6.75%, 6/01/21		55	56,100
Hughes Satellite Systems Corp.
7.625%, 6/15/21		50	53,875
iHeartCommunications, Inc.
6.875%, 6/15/18		70	38,500
9.00%, 12/15/19-9/15/22		60	40,475
Intelsat Jackson Holdings SA
5.50%, 8/01/23		95	75,762
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		30	29,100
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		17	17,043
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (b)		29	29,798
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (b)		35	35,306
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.625%, 2/15/24		10	10,225
Radio One, Inc.
7.375%, 4/15/22 (b)		20	18,000
9.25%, 2/15/20 (b)		26	20,540

	Principal Amount (000)		U.S. $ Value
RR Donnelley & Sons Co.
7.25%, 5/15/18	U.S.$	30	$31,350
8.25%, 3/15/19		20	21,500
Sinclair Television Group, Inc.
5.375%, 4/01/21		20	20,075
5.625%, 8/01/24 (b)		50	48,625
6.125%, 10/01/22		2	2,055
Sirius XM Radio, Inc.
5.375%, 4/15/25 (b)		2	2,010
6.00%, 7/15/24 (b)		47	49,232
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		55	56,100
TEGNA, Inc.
4.875%, 9/15/21 (b)		35	35,175
5.125%, 7/15/20		5	5,175
5.50%, 9/15/24 (b)		3	3,015
Time, Inc.
5.75%, 4/15/22 (b)		50	43,875
Townsquare Media, Inc.
6.50%, 4/01/23 (b)		15	13,950
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)		98	94,093
6.75%, 9/15/22 (b)		22	22,660
Videotron Ltd.
5.00%, 7/15/22		25	25,219

			1,434,525

Communications - Telecommunications - 8.0%
Altice Luxembourg SA
7.25%, 5/15/22 (b)	EUR	100	102,507
CenturyLink, Inc.
Series T
5.80%, 3/15/22	U.S.$	10	9,250
Series U
7.65%, 3/15/42		55	41,250
Series W
6.75%, 12/01/23		27	25,549
CommScope Technologies Finance LLC
6.00%, 6/15/25 (b)		23	22,367
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		40	38,100
8.25%, 10/15/23		31	27,357
Frontier Communications Corp.
6.25%, 9/15/21		34	28,645
7.125%, 3/15/19-1/15/23		43	38,996
7.625%, 4/15/24		35	29,225
7.875%, 1/15/27		10	7,700
8.125%, 10/01/18		15	15,319
9.00%, 8/15/31		10	7,950
10.50%, 9/15/22 (b)		7	6,808
11.00%, 9/15/25 (b)		79	76,136
Level 3 Financing, Inc.
5.375%, 1/15/24 (b)		24	24,240

	Principal Amount (000)		U.S. $ Value
7.00%, 6/01/20	U.S.$	40	$42,000
SBA Communications Corp.
5.625%, 10/01/19		20	20,800
Sprint Capital Corp.
6.875%, 11/15/28		5	3,294
8.75%, 3/15/32		45	31,725
Sprint Communications, Inc.
6.00%, 11/15/22		40	26,900
9.00%, 11/15/18 (b)		85	86,700
Sprint Corp.
7.125%, 6/15/24		10	6,750
7.25%, 9/15/21		30	21,600
7.625%, 2/15/25		62	42,354
7.875%, 9/15/23		85	60,562
T-Mobile USA, Inc.
6.25%, 4/01/21		50	50,875
6.375%, 3/01/25		72	72,180
6.50%, 1/15/26		19	19,000
6.542%, 4/28/20		102	105,060
Telecom Italia Capital SA
6.375%, 11/15/33		110	103,675
7.20%, 7/18/36		8	7,800
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (b)		10	9,550
Windstream Services LLC
6.375%, 8/01/23		21	15,173
7.50%, 4/01/23		30	23,025
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		25	24,437
6.375%, 5/15/25		15	14,550

			1,289,409

Consumer Cyclical - Automotive - 1.3%
Affinia Group, Inc.
7.75%, 5/01/21		30	30,750
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		46	37,260
Dana Holding Corp.
5.375%, 9/15/21		29	27,985
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		38	28,025
LKQ Corp.
4.75%, 5/15/23		55	51,837
Meritor, Inc.
7.875%, 3/01/26 (a)(h)		17	18,318
Navistar International Corp.
8.25%, 11/01/21		12	7,470
Titan International, Inc.
6.875%, 10/01/20		20	14,630

			216,275

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment, Inc.
5.75%, 6/15/25		17	17,319

	Principal Amount (000)		U.S. $ Value
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (b)	U.S.$	8	$7,640
Regal Entertainment Group
5.75%, 3/15/22-6/15/23		35	34,900
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		15	16,125

			75,984

Consumer Cyclical - Other - 4.8%
Beazer Homes USA, Inc.
5.75%, 6/15/19		20	17,600
Boyd Gaming Corp.
9.00%, 7/01/20		50	52,750
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (d)		5	3,725
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		20	18,600
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		20	15,700
CalAtlantic Group, Inc.
6.625%, 5/01/20		20	21,550
8.375%, 5/15/18		15	16,538
DR Horton, Inc.
6.50%, 4/15/16		60	60,375
Eldorado Resorts, Inc.
7.00%, 8/01/23 (b)		16	15,760
GLP Capital LP/GLP Financing II, Inc.
5.375%, 11/01/23		25	23,938
International Game Technology
7.50%, 6/15/19		80	85,544
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		9	9,203
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		28	16,240
KB Home
4.75%, 5/15/19		15	14,400
7.00%, 12/15/21		10	9,400
8.00%, 3/15/20		20	20,450
Lennar Corp.
Series B
6.50%, 4/15/16		50	50,312
MDC Holdings, Inc.
5.50%, 1/15/24		8	7,840
6.00%, 1/15/43		22	16,720
Meritage Homes Corp.
6.00%, 6/01/25		63	61,425
7.00%, 4/01/22		4	4,100
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (b)		25	25,031
PulteGroup, Inc.
6.00%, 2/15/35		36	35,010
6.375%, 5/15/33		10	10,050

	Principal Amount (000)		U.S. $ Value
7.875%, 6/15/32	U.S.$	4	$4,500
Scientific Games International, Inc.
7.00%, 1/01/22 (b)		8	7,520
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		4	4,000
6.125%, 4/01/25 (b)		42	41,984
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (b)		50	45,375
5.875%, 4/15/23 (b)		14	13,090
Toll Brothers Finance Corp.
4.00%, 12/31/18		10	10,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		22	21,065
5.50%, 3/01/25 (b)		13	11,399

			771,394

Consumer Cyclical - Restaurants - 0.1%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (b)		22	22,963

Consumer Cyclical - Retailers - 3.4%
American Tire Distributors, Inc.
10.25%, 3/01/22 (b)		29	24,070
Argos Merger Sub, Inc.
7.125%, 3/15/23 (b)		45	45,337
Asbury Automotive Group, Inc.
6.00%, 12/15/24 (b)		13	12,708
Cash America International, Inc.
5.75%, 5/15/18		67	65,827
CST Brands, Inc.
5.00%, 5/01/23		28	27,930
Dollar Tree, Inc.
5.75%, 3/01/23 (b)		28	29,505
Group 1 Automotive, Inc.
5.00%, 6/01/22		30	28,538
L Brands, Inc.
6.875%, 11/01/35 (b)		30	31,012
8.50%, 6/15/19		50	58,250
Levi Strauss & Co.
5.00%, 5/01/25		19	18,525
6.875%, 5/01/22		15	15,863
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (b)(i)		36	22,860
Party City Holdings, Inc.
6.125%, 8/15/23 (b)		32	31,040
Rite Aid Corp.
6.125%, 4/01/23 (b)		77	81,235
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		16	16,520
Serta Simmons Bedding LLC
8.125%, 10/01/20 (b)		15	15,356

	Principal Amount (000)		U.S. $ Value
Sonic Automotive, Inc.
5.00%, 5/15/23	U.S.$	15	$14,081
Wolverine World Wide, Inc.
6.125%, 10/15/20		10	10,350

			549,007

Consumer Non-Cyclical - 12.2%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		20	18,850
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (b)		46	40,480
Alere, Inc.
6.375%, 7/01/23 (b)		7	6,615
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (b)		8	7,260
Amsurg Corp.
5.625%, 7/15/22		20	20,075
Aramark Services, Inc.
5.125%, 1/15/24 (b)		6	6,195
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (b)(i)		52	34,320
9.25%, 2/15/19 (b)		20	19,000
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		87	78,735
Concordia Healthcare Corp.
7.00%, 4/15/23 (b)		2	1,740
9.50%, 10/21/22 (b)		15	14,663
Constellation Brands, Inc.
4.25%, 5/01/23		20	20,475
7.25%, 5/15/17		40	42,200
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		48	47,220
Endo Finance LLC
5.75%, 1/15/22 (b)		120	119,400
Envision Healthcare Corp.
5.125%, 7/01/22 (b)		42	41,265
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		52	47,320
HCA, Inc.
4.25%, 10/15/19		153	156,825
5.375%, 2/01/25		49	49,551
6.50%, 2/15/20		80	88,200
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (b)		6	6,113
HRG Group, Inc.
7.875%, 7/15/19 (b)		13	13,520
7.875%, 7/15/19		48	50,100
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		28	26,250
Immucor, Inc.
11.125%, 8/15/19		20	16,350
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		50	48,500

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA
3.50%, 4/15/18	U.S.$	11	$10,395
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, 10/15/23 (b)		23	21,562
5.75%, 8/01/22 (b)		18	17,190
MEDNAX, Inc.
5.25%, 12/01/23 (b)		8	8,200
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (b)		10	10,013
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24 (b)		9	9,315
Post Holdings, Inc.
6.00%, 12/15/22 (b)		19	18,857
7.375%, 2/15/22		60	63,225
7.75%, 3/15/24 (b)		18	19,170
8.00%, 7/15/25 (b)		29	31,175
PRA Holdings, Inc.
9.50%, 10/01/23 (b)		30	32,850
RSI Home Products, Inc.
6.50%, 3/15/23 (b)		60	61,650
Smithfield Foods, Inc.
5.25%, 8/01/18 (b)		25	25,500
5.875%, 8/01/21 (b)		30	30,450
6.625%, 8/15/22		20	21,025
Spectrum Brands, Inc.
5.75%, 7/15/25 (b)		15	15,375
6.125%, 12/15/24 (b)		7	7,280
6.375%, 11/15/20		30	31,650
6.625%, 11/15/22		20	21,300
Sun Products Corp. (The)
7.75%, 3/15/21 (b)		33	30,195
Tenet Healthcare Corp.
4.50%, 4/01/21		25	24,500
6.75%, 6/15/23		14	12,950
6.875%, 11/15/31		72	56,160
8.00%, 8/01/20		60	60,150
8.125%, 4/01/22		32	32,080
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (b)		30	26,475
5.875%, 5/15/23 (b)		57	51,157
6.125%, 4/15/25 (b)		192	172,560
6.75%, 8/15/18 (b)		25	24,891

			1,968,522

Energy - 6.5%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.125%, 11/01/20 (b)		10	3,000
Antero Resources Corp.
5.125%, 12/01/22		79	66,557
5.375%, 11/01/21		10	8,475

	Principal Amount (000)		U.S. $ Value
5.625%, 6/01/23 (b)	U.S.$	10	$8,300
Approach Resources, Inc.
7.00%, 6/15/21		10	1,976
Baytex Energy Corp.
5.625%, 6/01/24 (b)		20	11,600
Berry Petroleum Co. LLC
6.375%, 9/15/22		15	3,000
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		3	1,080
6.75%, 4/15/21		3	1,178
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		19	3,088
California Resources Corp.
5.00%, 1/15/20		5	1,013
6.00%, 11/15/24		6	1,140
8.00%, 12/15/22 (b)		25	9,937
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		25	19,437
Chaparral Energy, Inc.
7.625%, 11/15/22		21	3,990
CHC Helicopter SA
9.25%, 10/15/20		41	17,820
Chesapeake Energy Corp.
2.50%, 5/15/37 (h)		19	8,978
3.872%, 4/15/19 (j)		25	6,625
6.875%, 11/15/20		35	9,275
7.25%, 12/15/18		6	2,220
Cobalt International Energy, Inc.
2.625%, 12/01/19 (h)		24	12,135
Concho Resources, Inc.
5.50%, 4/01/23		20	18,140
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (b)		13	7,898
DCP Midstream Operating LP
3.875%, 3/15/23		13	8,739
5.60%, 4/01/44		16	9,550
Denbury Resources, Inc.
4.625%, 7/15/23		77	25,410
5.50%, 5/01/22		18	6,300
Energy Transfer Equity LP
5.875%, 1/15/24		41	31,980
7.50%, 10/15/20		16	14,080
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24		35	1,925
7.75%, 6/15/19		10	550
11.00%, 3/15/20 (b)		13	3,120
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		8	2,800
7.75%, 9/01/22		20	7,000
9.375%, 5/01/20		53	22,525
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		50	35,000
7.00%, 6/15/23		7	5,040
Gulfport Energy Corp.
6.625%, 5/01/23		18	14,400

	Principal Amount (000)		U.S. $ Value
Halcon Resources Corp.
8.625%, 2/01/20 (b)	U.S.$	5	$3,150
13.00%, 2/15/22 (b)		7	1,820
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		30	18,000
Laredo Petroleum, Inc.
7.375%, 5/01/22		19	14,107
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		52	6,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.25%, 6/01/21		20	900
Newfield Exploration Co.
5.375%, 1/01/26		20	16,100
5.625%, 7/01/24		16	13,400
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (b)		38	27,170
Oasis Petroleum, Inc.
6.50%, 11/01/21		3	1,800
6.875%, 3/15/22-1/15/23		41	23,730
Offshore Group Investment Ltd.
7.50%, 11/01/19 (d)(f)		30	5,550
10.00%, 12/31/20 (c)(e)		2	1,639
Paragon Offshore PLC
7.25%, 8/15/24 (b)		60	7,425
PHI, Inc.
5.25%, 3/15/19		54	43,605
QEP Resources, Inc.
5.25%, 5/01/23		5	3,400
5.375%, 10/01/22		60	40,800
Range Resources Corp.
4.875%, 5/15/25 (b)		37	29,970
Sabine Oil & Gas Corp.
7.25%, 6/15/19 (d)		20	1,300
Sabine Pass Liquefaction LLC
5.625%, 3/01/25		59	50,740
5.75%, 5/15/24		100	87,750
SandRidge Energy, Inc.
7.50%, 2/15/23		15	38
Seven Generations Energy Ltd.
6.75%, 5/01/23 (b)		7	5,810
8.25%, 5/15/20 (b)		7	6,239
SM Energy Co.
5.00%, 1/15/24		25	13,437
5.625%, 6/01/25		25	13,375
6.125%, 11/15/22		5	2,875
Southern Star Central Corp.
5.125%, 7/15/22 (b)		20	16,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		55	40,150
6.75%, 3/15/24 (b)		10	8,250
Tervita Corp.
8.00%, 11/15/18 (b)		40	23,600

	Principal Amount (000)		U.S. $ Value
10.875%, 2/15/18 (b)	U.S.$	53	$9,540
Transocean, Inc.
6.80%, 3/15/38		45	21,150
W&T Offshore, Inc.
8.50%, 6/15/19		15	3,975
Weatherford International Ltd./Bermuda
5.95%, 4/15/42		7	3,885
6.50%, 8/01/36		19	11,020
Whiting Petroleum Corp.
1.25%, 4/01/20 (b)(h)		17	9,212
5.75%, 3/15/21		17	10,667
6.25%, 4/01/23		36	22,500
WPX Energy, Inc.
5.25%, 9/15/24		22	11,990
6.00%, 1/15/22		15	8,700
8.25%, 8/01/23		3	1,920

			1,059,270

Other Industrial - 0.7%
General Cable Corp.
4.50%, 11/15/29 (h)(k)		17	8,596
5.75%, 10/01/22		20	15,125
Laureate Education, Inc.
9.25%, 9/01/19 (b)		63	34,492
Modular Space Corp.
10.25%, 1/31/19 (b)		17	5,481
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		30	17,100
13.00% (7.00% Cash and 6.00% PIK), 3/15/18 (i)		22	22,507
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)		17	16,660

			119,961

Services - 0.7%
ADT Corp. (The)
2.25%, 7/15/17		15	14,887
4.125%, 4/15/19		20	20,600
6.25%, 10/15/21		20	20,750
IHS, Inc.
5.00%, 11/01/22		30	30,000
Mobile Mini, Inc.
7.875%, 12/01/20		20	20,400

			106,637

Technology - 4.3%
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		29	30,015
Avaya, Inc.
7.00%, 4/01/19 (b)		50	33,250
10.50%, 3/01/21 (b)		46	11,730
Blackboard, Inc.
7.75%, 11/15/19 (b)		10	8,250

	Principal Amount (000)		U.S. $ Value
BMC Software Finance, Inc.
8.125%, 7/15/21 (b)	U.S.$	45	$27,562
BMC Software, Inc.
7.25%, 6/01/18		2	1,620
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		13	13,130
5.50%, 12/01/24		49	50,990
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (b)		12	9,480
Dell, Inc.
5.875%, 6/15/19		35	35,875
6.50%, 4/15/38		32	25,280
Energizer Holdings, Inc.
5.50%, 6/15/25 (b)		12	11,160
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (b)		14	13,055
First Data Corp.
5.00%, 1/15/24 (b)		56	56,000
7.00%, 12/01/23 (b)		93	93,697
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (b)(i)		20	14,250
Infor US, Inc.
5.75%, 8/15/20 (b)		27	27,203
6.50%, 5/15/22 (b)		50	43,625
Micron Technology, Inc.
5.50%, 2/01/25		40	31,600
Microsemi Corp.
9.125%, 4/15/23 (b)		15	15,788
MSCI, Inc.
5.25%, 11/15/24 (b)		11	11,344
5.75%, 8/15/25 (b)		8	8,460
Nokia OYJ
5.375%, 5/15/19		15	15,788
6.625%, 5/15/39		9	9,135
Open Text Corp.
5.625%, 1/15/23 (b)		7	6,965
Sabre GLBL, Inc.
5.25%, 11/15/23 (b)		4	3,960
5.375%, 4/15/23 (b)		9	9,045
Sanmina Corp.
4.375%, 6/01/19 (b)		32	32,160
Sensata Technologies BV
4.875%, 10/15/23 (b)		50	49,000

			699,417

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (b)		15	15,375
8.75%, 4/01/20 (b)		25	26,531

			41,906

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)	U.S.$	40	$36,200
Con-way, Inc.
6.70%, 5/01/34		23	11,730
7.25%, 1/15/18		10	10,025
Hertz Corp. (The)
5.875%, 10/15/20		65	63,992
XPO Logistics, Inc.
6.50%, 6/15/22 (b)		13	11,635

			133,582

			9,938,118

Financial Institutions - 10.3%
Banking - 4.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (l)	EUR	35	37,885
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	85	83,725
8.00%, 12/31/18-11/01/31		86	96,435
Bank of America Corp.
Series AA
6.10%, 3/17/25 (l)		9	8,995
Series X
6.25%, 9/05/24 (l)		50	50,000
Series Z
6.50%, 10/23/24 (l)		11	11,491
Barclays Bank PLC
6.86%, 6/15/32 (b)(l)		30	34,506
BBVA International Preferred SAU
4.952%, 9/20/16 (b)(l)	EUR	50	53,623
Citigroup, Inc.
5.95%, 1/30/23 (l)	U.S.$	46	44,850
Credit Agricole SA
7.589%, 1/30/20 (l)	GBP	50	76,891
HT1 Funding GmbH
6.352%, 6/30/17 (l)	EUR	40	43,690
Lloyds Bank PLC
4.385%, 5/12/17 (l)		50	55,790
Lloyds Banking Group PLC
6.657%, 5/21/37 (b)(l)	U.S.$	35	39,025
RBS Capital Trust C
1.547%, 4/12/16 (j)(l)	EUR	35	37,093
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (l)	U.S.$	100	102,750
Zions Bancorporation
5.65%, 11/15/23		10	10,127
5.80%, 6/15/23 (l)		4	3,841

			790,717

	Principal Amount (000)		U.S. $ Value
Finance - 4.2%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (b) (i)	U.S.$	24	$2,027
CIT Group, Inc.
3.875%, 2/19/19		20	19,840
5.25%, 3/15/18		95	98,146
5.50%, 2/15/19 (b)		30	30,975
Creditcorp
12.00%, 7/15/18 (b)		20	11,400
Enova International, Inc.
9.75%, 6/01/21		40	28,800
International Lease Finance Corp.
5.875%, 4/01/19		70	72,538
8.25%, 12/15/20		90	102,600
8.75%, 3/15/17		20	21,022
8.875%, 9/01/17		40	42,800
Navient Corp.
4.625%, 9/25/17		20	19,650
4.875%, 6/17/19		50	45,750
5.00%, 10/26/20		30	25,950
5.875%, 3/25/21		2	1,730
7.25%, 1/25/22		35	31,150
8.00%, 3/25/20		80	78,800
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (b)		60	43,200

			676,378

Insurance - 0.9%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		30	31,200
Genworth Holdings, Inc.
4.80%, 2/15/24		30	17,400
HUB International Ltd.
7.875%, 10/01/21 (b)		26	22,815
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		48	54,720
Wayne Merger Sub LLC
8.25%, 8/01/23 (b)		28	24,500

			150,635

Other Finance - 0.2%
CNG Holdings, Inc.
9.375%, 5/15/20 (b)		13	5,330
iPayment, Inc.
9.50%, 12/15/19 (b)		6	6,193
Series AI
9.50%, 12/15/19		9	9,355
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (b)		6	3,240
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)		30	14,700

			38,818

	Principal Amount (000)		U.S. $ Value
REITS - 0.1%
FelCor Lodging LP
6.00%, 6/01/25	U.S.$	15	$15,150

			1,671,698

Utility - 3.2%
Electric - 3.2%
AES Corp./VA
4.875%, 5/15/23		20	17,700
7.375%, 7/01/21		74	76,220
Calpine Corp.
5.50%, 2/01/24		15	13,125
5.75%, 1/15/25		60	53,925
7.875%, 1/15/23 (b)		35	37,362
DPL, Inc.
6.75%, 10/01/19		20	20,200
Dynegy, Inc.
5.875%, 6/01/23		26	21,060
6.75%, 11/01/19		45	43,425
7.375%, 11/01/22		35	30,975
FirstEnergy Corp.
Series A
2.75%, 3/15/18		20	20,126
Series B
4.25%, 3/15/23		29	29,672
Series C
7.375%, 11/15/31		20	24,708
GenOn Energy, Inc.
7.875%, 6/15/17		29	23,200
NRG Energy, Inc.
6.25%, 7/15/22		6	4,950
7.875%, 5/15/21		40	34,800
Series WI
6.25%, 5/01/24		44	35,090
Talen Energy Supply LLC
4.60%, 12/15/21		37	21,275
6.50%, 5/01/18		10	9,262

			517,075

Total Corporates - Non-Investment Grade (cost $13,903,341)			12,126,891

CORPORATES - INVESTMENT GRADE - 5.5%
Financial Institutions - 3.5%
Banking - 1.1%
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (l)		35	33,341
Series R
6.00%, 8/01/23 (l)		12	11,977
Series S
6.75%, 2/01/24 (l)		7	7,578
Series V
5.00%, 7/01/19 (l)		8	7,505

	Principal Amount (000)		U.S. $ Value
Nationwide Building Society
6.00%, 12/15/16 (l)	GBP	40	$57,566
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (l)	U.S.$	55	55,137

			173,104

Brokerage - 0.2%
E*TRADE Financial Corp.
5.375%, 11/15/22		15	15,787
GFI Group, Inc.
8.375%, 7/19/18		19	20,520

			36,307

Insurance - 1.3%
MetLife, Inc.
Series C
5.25%, 6/15/20 (l)		41	40,052
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (b)		50	57,888
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		20	29,566
Progressive Corp. (The)
6.70%, 6/15/37		25	24,875
Prudential Financial, Inc.
5.625%, 6/15/43		40	40,450
XLIT Ltd.
5.50%, 3/31/45		12	11,618
Series E
6.50%, 4/15/17 (l)		9	6,529

			210,978

REITS - 0.9%
DDR Corp.
7.875%, 9/01/20		40	48,454
EPR Properties
7.75%, 7/15/20		55	64,875
Senior Housing Properties Trust
6.75%, 12/15/21		30	34,122

			147,451

			567,840

Industrial - 1.9%
Basic - 0.1%
Freeport-McMoRan, Inc.
2.375%, 3/15/18		25	16,000
5.45%, 3/15/43		10	3,970
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		6	3,840
Glencore Funding LLC
2.125%, 4/16/18 (b)		3	2,532

			26,342

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21	U.S.$	14	$14,385

Communications - Media - 0.4%
CCO Safari II LLC
4.908%, 7/23/25 (b)		20	20,020
6.484%, 10/23/45 (b)		40	40,269

			60,289

Communications - Telecommunications - 0.3%
Embarq Corp.
7.995%, 6/01/36		30	29,710
Qwest Corp.
6.75%, 12/01/21		15	15,638

			45,348

Consumer Cyclical - Automotive - 0.2%
Banque PSA Finance SA
4.375%, 4/04/16 (b)		30	30,116

Consumer Non-Cyclical - 0.1%
Forest Laboratories LLC
5.00%, 12/15/21 (b)		10	10,962

Energy - 0.7%
Cimarex Energy Co.
4.375%, 6/01/24		5	4,377
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		14	11,200
Kinder Morgan, Inc./DE
5.55%, 6/01/45		19	14,871
MPLX LP
4.875%, 12/01/24-6/01/25 (b)		65	50,757
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		5	3,999
5.00%, 10/01/22		27	22,688
5.50%, 4/15/23		12	10,080

			117,972

			305,414

Utility - 0.1%
Electric - 0.1%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		20	15,400

Total Corporates - Investment Grade (cost $954,055)			888,654

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 2.9%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	30	$17,413

United States - 2.8%
U.S. Treasury Notes
1.875%, 8/31/22	U.S.$	440	446,823

Total Governments - Treasuries (cost $465,719)			464,236

BANK LOANS - 2.5%
Industrial - 2.5%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/30/19 (j)		20	13,745
Ineos US Finance LLC
4.25%, 3/31/22 (j)		25	23,622
Magnetation LLC
12.00%, 3/07/16 (e)(i)(m)		39	26,149

			63,516

Consumer Cyclical - Entertainment - 0.0%
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (j)		4	3,829

Consumer Cyclical - Other - 0.2%
La Quinta Intermediate Holdings L.L.C.
4/14/21 (n)		20	19,175
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.)
5/14/20 (n)		8	7,982

			27,157

Consumer Cyclical - Retailers - 0.5%
J.C. Penney Corporation, Inc.
5/22/18 (n)		35	34,169
Men’s Wearhouse, Inc., (The)
5.00%, 6/18/21		7	6,360
Petco Animal Supplies, Inc.
1/15/23 (n)		50	48,942

			89,471

Consumer Non-Cyclical - 0.8%
Air Medical Group Holdings, Inc.
4.50%, 4/28/22 (j)		13	12,570
Concordia Healthcare Corp.
5.25%, 10/21/21 (j)		44	42,020
DJO Finance LLC
6/08/20 (n)		20	19,234

	Principal Amount (000)		U.S. $ Value
Grifols Worldwide Operations Limited
3.428%, 2/27/21 (j)	U.S.$	10	$9,810
Immucor, Inc. (fka IVD Acquisition Corporation)
8/19/18 (n)		18	16,515
Mallinckrodt International Finance S.A.
3.50%, 3/19/21 (j)		25	24,168
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã.r.l.
4.75%, 6/30/21 (j)		9	8,243

			132,560

Other Industrial - 0.3%
Sedgwick Claims Management Services, Inc.
3/01/21 (n)		20	19,200
Travelport Finance (Luxembourg) S.A.r.l
5.75%, 9/02/21 (j)		23	22,351

			41,551

Technology - 0.3%
Avago Technologies
11/11/22 (n)		20	19,665
BMC Software Finance Inc.
5.00%, 9/10/20 (j)		32	25,442

			45,107

Total Bank Loans (cost $426,027)			403,191

	Shares
PREFERRED STOCKS - 1.6%
Financial Institutions - 1.6%
Banking - 1.3%
GMAC Capital Trust I
8.125%		2,375	60,444
Goldman Sachs Group, Inc. (The)
Series J
5.50%		1,550	38,703
Morgan Stanley
6.875%		2,000	56,080
US Bancorp
Series F
6.50%		2,000	57,060

			212,287

REITS - 0.3%
Public Storage
Series W
5.20%		1,000	25,160

	Shares	U.S. $ Value
Welltower, Inc.
6.50%	500	$13,140

		38,300

		250,587

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc. (g)
7.625%	325	1,420

Energy - 0.0%
Halcon Resources Corp.
5.75%	35	804
Sanchez Energy Corp.
4.875%	550	4,445
SandRidge Energy, Inc.
8.50%	200	200

		5,449

		6,869

Total Preferred Stocks (cost $288,783)		257,456

COMMON STOCKS - 1.5%
Consumer Discretionary - 0.9%
Automobiles - 0.1%
General Motors Co.	760	22,526

Hotels, Restaurants & Leisure - 0.3%
eDreams ODIGEO SA (g)	5,140	8,520
Eldorado Resorts, Inc. (g)	1,332	13,746
International Game Technology PLC	1,000	14,470
Las Vegas Sands Corp.	450	20,295

		57,031

Household Durables - 0.2%
Hovnanian Enterprises, Inc.- Class A (g)	1,894	2,917
MDC Holdings, Inc.	637	13,861
Taylor Morrison Home Corp.- Class A (g)	800	9,640

		26,418

Internet & Catalog Retail - 0.1%
Travelport Worldwide Ltd.	1,430	15,573

Media - 0.2%
Clear Channel Outdoor Holdings, Inc.- Class A	2,000	10,100
DISH Network Corp.- Class A (g)	150	7,240
Townsquare Media, Inc.- Class A (g)	1,300	12,220

		29,560

		151,108

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.	1,800	6,102

	Shares		U.S. $ Value
EP Energy Corp. - Class A (g)		2,223	$8,314
Triangle Petroleum Corp. (g)		1,385	628
Whiting Petroleum Corp. (g)		868	6,380

			21,424

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment, Inc. (g)		579	3,648

Health Care - 0.1%
Health Care Providers & Services - 0.1%
LifePoint Health, Inc. (g)		260	18,145

Industrials - 0.1%
Building Products - 0.0%
Nortek, Inc. (g)		280	10,917

Machinery - 0.1%
Navistar International Corp. (g)		1,533	11,145

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (g)		55,000	1,518

			23,580

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
EMC Corp./MA		710	17,587

Materials - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV - Class A		110	8,577

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (g)		768	9,093

Total Common Stocks (cost $362,118)			253,162

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.3%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.657%, 7/10/47 (b)	U.S.$	50	39,847
GS Mortgage Securities Trust
Series 2014-GC18, Class D
5.113%, 1/10/47 (b)		100	82,811
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
5.05%, 1/15/47 (b)		100	82,016

Total Commercial Mortgage-Backed Securities (cost $243,482)			204,674

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
GSE Risk Share Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.577%, 7/25/23 (j)	U.S.$	50	$56,156
Series 2013-DN2, Class M2
4.677%, 11/25/23 (j)		50	48,650
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.677%, 10/25/23 (j)		50	51,281

			156,087

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		28	23,988

Total Collateralized Mortgage Obligations (cost $196,918)			180,075

	Shares
INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
iShares Russell 2000 ETF (cost $49,298)		434	44,663

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
6.75%, 1/27/41	U.S.$	45	28,280

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		10	6,900

Total Governments - Sovereign Agencies (cost $37,826)			35,180

AGENCIES - 0.1%
Agency Subordinated - 0.1%
CITGO Petroleum Corp. 6.25%, 8/15/22 (b) (cost $13,000)		13	12,448

	Shares
WARRANTS - 0.1%
iPayment Holdings, Inc., expiring 12/29/22 (g)(m) (cost $4,220)		11,721	11,721

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2016, Exercise Price: $ 198.00 (g)(o)		28	$3,542

Options on Indices - 0.0%
CBOE Russell 2000
Expiration: Feb 2016, Exercise Price: $ 1,170.00 (g)(o)		1	13
EURO STOXX 50 Volatility Index
Expiration: Feb 2016, Exercise Price: EUR 3,150.00 (g)(p)		30	712
SPDR S&P Oil Gas
Expiration: Mar 2016, Exercise Price: $ 36.00 (g)(o)		57	1,083

			1,808

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 25, 5 Year Index RTR, Citibank, NA (Buy Protection)
Expiration: Feb 2016, Exercise Rate: 100.5% (g)	U.S.$	420	1,252
CDX-NAHY Series 25, 5 Year Index RTR, Citibank, NA (Buy Protection)
Expiration: Feb 2016, Exercise Rate: 100.5% (g)		180	536

			1,788

	Contracts
Options on Equities - 0.0%
Chesapeake Energy
Expiration: Apr 2016, Exercise Price: $ 6.00 (g)(o)		32	288

Total Options Purchased - Calls (premiums paid $8,871)			7,426

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.0%
Venezuela - 0.0%
Venezuela Government International Bond
9.25%, 9/15/27 (cost $17,801)	U.S.$	20	7,350

Company	Contracts			U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
Boardwalk Real Estate Investment Trust
Expiration: Mar 2016, Exercise Price: CAD 36.00 (g)(p)		2,200		$358
SPDR S&P 500 ETF Trust
Expiration: Feb 2016, Exercise Price: $ 178.00 (g)(o)		11		429

Total Options Purchased - Puts (premiums paid $3,102)				787

	Shares
SHORT-TERM INVESTMENTS - 5.9%
Investment Companies - 4.9%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.36% (q)(r) (cost $801,170)		801,170		801,170

	Principal Amount (000)
Time Deposits - 1.0%
BBH, Grand Cayman
0.005%, 2/01/16	JPY	0	*	0	^
0.05%, 2/01/16	CAD	11		8,035
0.088%, 2/01/16	GBP	0	*	291
0.14%, 2/01/16	U.S.$	11		11,119
0.981%, 2/01/16	AUD	0	*	0^
5.97%, 2/01/16	ZAR	2		100
DNB, Oslo
(0.305)%, 2/01/16	EUR	126		136,842

Total Time Deposits (cost $156,697)				156,387

Total Short-Term Investments (cost $957,867)				957,557

Total Investments - 97.9% (cost $17,932,428) (s)				$15,855,471
Other assets less liabilities - 2.1%				334,412

Net Assets - 100.0%				$16,189,883

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	6	March 2016	$755,672	$777,469	$21,797

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Russell 2000 Mini Futures	1	March 2016	$115,130	$103,140	$11,990

					$33,787

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	40	USD	29	2/05/16	$430
Brown Brothers Harriman & Co.	USD	44	JPY	5,359	2/10/16	226
Brown Brothers Harriman & Co.	USD	40	SEK	341	2/18/16	(378)
Brown Brothers Harriman & Co.	USD	5	CAD	8	2/19/16	111
Brown Brothers Harriman & Co.	USD	22	MXN	402	2/25/16	(352)
Brown Brothers Harriman & Co.	NZD	81	USD	53	2/26/16	644
Brown Brothers Harriman & Co.	EUR	552	USD	599	3/04/16	357
Brown Brothers Harriman & Co.	USD	23	EUR	21	3/04/16	67
Brown Brothers Harriman & Co.	GBP	99	USD	141	3/10/16	916
Deutsche Bank AG	BRL	30	USD	8	2/02/16	(68)
Deutsche Bank AG	USD	8	BRL	30	2/02/16	81
Deutsche Bank AG	USD	7	BRL	30	3/02/16	67
Deutsche Bank AG	TWD	3,042	USD	91	3/18/16	43
Royal Bank of Scotland PLC	KRW	50,312	USD	42	2/19/16	565
Royal Bank of Scotland PLC	USD	41	PEN	142	2/19/16	(437)
Standard Chartered Bank	BRL	30	USD	8	2/02/16	(81)
Standard Chartered Bank	USD	8	BRL	30	2/02/16	26

						$2,217

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Chesapeake Energy (o)	32	$8.00	April 2016	$531	$(192)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (o)	11	$170.00	February 2016	$660	$(149)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)%	5.04%		$560	$(2,411)	$(5,294)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	3.55	EUR	158	(10,674)	4,991
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.34		$143	4,429	(1,792)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.34		344	10,673	(4,285)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		112	482	(2,308)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		60	258	(89)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		17	73	(87)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		13	56	(76)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		10	43	(61)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		112	482	639
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		90	388	827
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		112	483	933
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		162	697	985
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		164	707	2,354

					$5,686	$(3,263)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$300	1/15/26	3 Month LIBOR	1.978%	$(5,125)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International Western Union Co., 3.650% 8/22/18, 9/20/17*	(1.00)%	0.29%		$60	$(724)	$(436)	$(288)
Goldman Sachs International British Telecommunications PLC, 5.750% 12/07/28, 6/20/20*	(1.00)	0.71	EUR	170	(2,452)	(4,028)	1,576
Sale Contracts
Barclays Bank PLC
Altice Finco S.A.,
9.000% 6/15/23, 12/20/20*	5.00	4.55		$40	1,023	1,749	(726)
Unitymedia GmbH,
6.125% 1/15/25, 12/20/20*	5.00	1.66		70	12,430	11,238	1,192
Citibank, NA:
Advanced Micro Devices, Inc.,
7.750%, 8/01/20, 9/20/20*	5.00	14.49		$20	(5,553)	(4,521)	(1,032)
Credit Suisse International Altice Finco S.A.,
9.000% 6/15/23, 12/20/20*	5.00	4.55	EUR	100	2,558	4,342	(1,784)
Numericable-Sfr Sas,
5.375% 5/15/22, 12/20/20*	5.00	3.25		80	7,251	6,816	435
Western Union Co.,
3.650% 8/22/18, 9/20/19*	1.00	0.87		$40	166	(405)	571
Goldman Sachs Bank USA
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	19.21		10	(3,970)	(2,487)	(1,483)
Goldman Sachs International
Convatec Healthcare E S.A.,
10.875% 12/15/18, 9/20/19*	5.00	1.67	EUR	25	3,337	3,622	(285)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Wind Acquisition Finance S.A.,
7.000% 4/23/21, 9/20/20*	5.00%	3.84%	EU	R30	$1,717	$3,159	$(1,442)
JPMorgan Chase Bank, NA
Virgin Media Finance PLC,
7.000% 4/15/23, 9/20/19*	5.00	1.60		60	8,185	5,447	2,738
Wind Acquisition Finance S.A.,
11.750% 7/15/17, 9/20/19*	5.00	3.15		70	5,111	4,586	525
Morgan Stanley & Co. International PLC
AK Steel Corp.,
7.625% 5/15/20, 9/20/19*	5.00	33.74		$30	(16,170)	264	(16,434)
MGM Resorts International,
7.625% 1/15/17, 9/20/19*	5.00	2.03		40	4,289	3,138	1,151
U.S. Steel Corp.,
6.650% 6/01/37, 9/20/19*	5.00	23.88		20	(8,446)	826	(9,272)

					$8,752	$33,310	$(24,558)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Liquid High Yield Index	1,138	LIBOR	$248	3/21/16	$(20)
Markit iBoxx USD Liquid High Yield Index	682	LIBOR	150	3/21/16	(1,374)
JPMorgan Chase Bank, NA
Markit iBoxx USD Liquid High Yield Index	2,891	LIBOR	631	3/21/16	(770)
Morgan Stanley & Co. International PLC
Markit iBoxx USD Liquid High Yield Index	843	LIBOR	180	3/21/16	3,816
Markit iBoxx USD Liquid High Yield Index	195	LIBOR	42	3/21/16	534
Markit iBoxx USD Liquid High Yield Index	253	LIBOR	55	3/21/16	274
Markit iBoxx USD Liquid High Yield Index	41	LIBOR	9	3/21/16	(115)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid High Yield Index	45	LIBOR	$10	3/21/16	$(141)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Markit iBoxx USD Liquid High Yield Index	2,360	LIBOR	520	3/21/16	5,467

					$7,671

*	Principal amount less than 500.
^	Less than $0.50.
(a)	Variable rate coupon, rate shown as of January 31, 2016.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $4,496,180 or 27.7% of net assets.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	7/17/14	$36,771	$1,750	0.01%
Offshore Group Investment Ltd.
10.00%, 12/31/20	12/16/15	1,639	1,639	0.01%

(d)	Security is in default and is non-income producing.
(e)	Fair valued by the Adviser.
(f)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Momentive Performance Materials, Inc.
8.875%, 10/15/20	7/16/14	$0	$0	0.00%
Offshore Group Investment Ltd.
7.50%, 11/01/19	7/16/14	31,071	5,550	0.03%

(g)	Non-income producing security.
(h)	Convertible security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2016.
(j)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2016.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Illiquid security.
(n)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(o)	One contract relates to 100 shares.
(p)	One contract relates to 1 share.
(q)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,373 and gross unrealized depreciation of investments was $(2,169,330), resulting in net unrealized depreciation of $(2,076,957).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt

AB High Yield Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$12,059,424		$67,467	#	$12,126,891
Corporates - Investment Grade		– 0	–	888,654		– 0	–	888,654
Governments - Treasuries		– 0	–	464,236		– 0	–	464,236
Bank Loans		– 0	–	– 0	–	403,191		403,191
Preferred Stocks		252,007		5,449		– 0	–	257,456
Common Stocks		249,514		– 0	–	3,648		253,162
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	204,674		204,674
Collateralized Mortgage Obligations		– 0	–	– 0	–	180,075		180,075
Investment Companies		44,663		– 0	–	– 0	–	44,663
Governments - Sovereign Agencies		– 0	–	35,180		– 0	–	35,180
Agencies		– 0	–	12,448		– 0	–	12,448
Warrants.		– 0	–	– 0	–	11,721		11,721
Options Purchased - Calls		– 0	–	7,426		– 0	–	7,426
Emerging Markets - Sovereigns		– 0	–	7,350		– 0	–	7,350
Options Purchased - Puts		– 0	–	787		– 0	–	787
Short-Term Investments:
Investment Companies		801,170		– 0	–	– 0	–	801,170
Time Deposits		– 0	–	156,387		– 0	–	156,387

Total Investments in Securities		1,347,354		13,637,341		870,776		15,855,471
Other Financial Instruments*:
Assets
Futures		33,787		– 0	–	– 0	–	33,787
Forward Currency Exchange Contracts		– 0	–	3,533		– 0	–	3,533
Centrally Cleared Credit Default Swaps		– 0	–	10,729		– 0	–	10,729
Credit Default Swaps		– 0	–	8,188		– 0	–	8,188
Total Return Swaps		– 0	–	10,091		– 0	–	10,091
Liabilities
Forward Currency Exchange Contracts		– 0	–	(1,316)		– 0	–	(1,316)
Call Options Written		– 0	–	(192)		– 0	–	(192)
Put Options Written		– 0	–	(149)		– 0	–	(149)
Centrally Cleared Credit Default Swaps		– 0	–	(13,992)		– 0	–	(13,992)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,125)		– 0	–	(5,125)
Credit Default Swaps		– 0	–	(32,746)		– 0	–	(32,746)
Total Return Swaps.		– 0	–	(2,420)		– 0	–	(2,420)

Total^		$1,381,141		$13,613,942		$870,776		$15,865,859

#	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade #		Bank Loans		Common Stocks		Commercial Mortgage- Backed Securities
Balance as of 10/31/15	$182,978		$396,027		$2,982		$225,864
Accrued discounts/(premiums)	(1,026)		230		– 0	–	58
Realized gain (loss)	(25,133)		(6,400)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	20,849		(12,919)		666		(21,248)
Purchases	1,639		248,522		– 0	–	– 0	–
Sales/Paydowns	(111,840)		(222,269)		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$67,467		$403,191		$3,648		$204,674

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(1,581)		$(17,909)		$666		$(21,248)

	Collateralized Mortgage Obligations		Warrants		Total
Balance as of 10/31/15	$185,028		$11,721		$1,004,600
Accrued discounts/(premiums)	(1,338)		– 0	–	(2,076)
Realized gain (loss)	(318)		– 0	–	(31,851)
Change in unrealized appreciation/depreciation	(2,450)		– 0	–	(15,102)
Purchases	– 0	–	– 0	–	250,161
Sales/Paydowns	(847)		– 0	–	(334,956)
Transfers into level 3	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$180,075		$11,721		$870,776	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(2,450)		$ – 0	–	$(42,522)

#	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s material categories of Level 3 investments at January 31, 2016. Securities priced by (i) third party vendors or (ii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2016	Valuation Technique	Unobservable Input	Range/ Weighted Average
$28mm – $70mm/
Bank Loans	$26,149	Market Approach	EBITDA* Projection	N/A
6X/
			EBITDA* Multiple	N/A
$154mm/
			Scrap Value	N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund Inc. - AB Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.6%
Industrial - 14.1%
Basic - 0.9%
Barrick Gold Corp.
4.10%, 5/01/23	U.S	.$ 66	$56,735
Eastman Chemical Co.
3.80%, 3/15/25		290	273,953
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		119	60,095
Glencore Funding LLC
4.125%, 5/30/23 (a)		286	194,480
International Paper Co.
3.65%, 6/15/24		133	131,298
3.80%, 1/15/26		279	271,293
4.75%, 2/15/22		194	208,260
5.15%, 5/15/46		106	96,689
LyondellBasell Industries NV
5.75%, 4/15/24		766	830,582
Minsur SA
6.25%, 2/07/24 (a)		335	276,688
Mosaic Co. (The)
5.625%, 11/15/43		244	223,762
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		562	483,320
Vale Overseas Ltd.
6.875%, 11/21/36		180	113,576

			3,220,731

Capital Goods - 0.3%
General Electric Co. Series D
5.00%, 1/21/21 (b)		187	192,142
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		541	219,105
Owens Corning
6.50%, 12/01/16 (c)		55	56,514
Yamana Gold, Inc.
4.95%, 7/15/24		724	577,666

			1,045,427

Communications - Media - 2.3%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		902	965,244
6.55%, 3/15/33		142	164,189
CBS Corp.
3.50%, 1/15/25		290	279,535
5.75%, 4/15/20		710	795,272
CCO Safari II LLC
4.908%, 7/23/25 (a)		435	435,431
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	209,503
Discovery Communications LLC
3.45%, 3/15/25		467	416,496

	Principal Amount (000)		U.S. $ Value
Mcgraw Hill Financial, Inc.
4.40%, 2/15/26	U.S.$	584	$604,625
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)		604	640,240
Time Warner Cable, Inc.
4.50%, 9/15/42		230	183,030
5.00%, 2/01/20		740	787,122
Time Warner, Inc.
3.55%, 6/01/24		518	508,651
4.70%, 1/15/21		600	644,949
7.625%, 4/15/31		154	190,364
Viacom, Inc.
3.875%, 4/01/24		803	735,065
5.625%, 9/15/19		240	259,090

			7,818,806

Communications - Telecommunications - 1.8%
American Tower Corp.
5.05%, 9/01/20		1,185	1,273,617
AT&T, Inc.
3.40%, 5/15/25		1,275	1,221,485
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		252	254,602
4.45%, 4/01/24		604	617,790
4.60%, 2/15/21		565	599,056
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	98,276
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	520	578,600
Verizon Communications, Inc.
6.55%, 9/15/43		1,240	1,447,646

			6,091,072

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	582,940
5.875%, 8/02/21		1,291	1,425,155
General Motors Co.
3.50%, 10/02/18		340	341,425
General Motors Financial Co., Inc.
3.10%, 1/15/19		560	555,269
3.25%, 5/15/18		43	43,123
4.00%, 1/15/25		106	99,067
4.30%, 7/13/25		135	128,410

			3,175,389

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
3.875%, 7/20/25		665	687,338
Kohl’s Corp.
4.25%, 7/17/25		839	815,773
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		885	871,202

			2,374,313

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 3.3%
AbbVie, Inc.
3.60%, 5/14/25	U.S.$	437	$437,268
Actavis Funding SCS
3.80%, 3/15/25		770	781,257
3.85%, 6/15/24		238	242,392
Agilent Technologies, Inc.
5.00%, 7/15/20		217	236,197
Altria Group, Inc.
2.625%, 1/14/20		885	897,582
AstraZeneca PLC
6.45%, 9/15/37		235	299,223
Baxalta, Inc.
5.25%, 6/23/45 (a)		335	331,849
Bayer US Finance LLC
3.375%, 10/08/24 (a)		321	330,576
Becton Dickinson and Co.
3.734%, 12/15/24		388	396,939
Biogen, Inc.
4.05%, 9/15/25		683	699,331
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	6,985
Celgene Corp.
3.875%, 8/15/25		735	741,970
Gilead Sciences, Inc.
3.65%, 3/01/26		656	670,110
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		538	517,745
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		335	337,336
3.50%, 7/15/22 (a)		430	437,704
Laboratory Corp. of America Holdings
3.60%, 2/01/25		265	259,985
Medtronic, Inc.
3.50%, 3/15/25		890	913,816
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		217	214,720
3.90%, 12/15/24		360	353,317
Reynolds American, Inc.
3.25%, 11/01/22		616	623,449
5.85%, 8/15/45		202	224,041
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		383	396,455
Tyson Foods, Inc.
2.65%, 8/15/19		164	165,254
3.95%, 8/15/24		541	560,072

			11,075,573

Energy - 2.9%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		292	168,005
Encana Corp.
3.90%, 11/15/21		415	283,196
Energy Transfer Partners LP
6.70%, 7/01/18		411	424,466
7.50%, 7/01/38		237	202,960

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP
5.05%, 4/01/45	U.S.$	562	$328,082
Enterprise Products Operating LLC
3.70%, 2/15/26		735	661,081
5.20%, 9/01/20		235	246,841
Halliburton Co.
5.00%, 11/15/45		825	735,645
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,278,848
4.15%, 3/01/22		339	299,121
Noble Energy, Inc.
3.90%, 11/15/24		463	389,483
8.25%, 3/01/19		1,232	1,341,236
Noble Holding International Ltd.
4.90%, 8/01/20		34	20,485
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		594	476,731
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	107,988
5.75%, 9/01/20		420	396,784
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		845	826,793
TransCanada PipeLines Ltd.
6.35%, 5/15/67		831	554,692
Valero Energy Corp.
6.125%, 2/01/20		770	834,660
Williams Partners LP
4.125%, 11/15/20		403	312,294

			9,889,391

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		340	339,558

Technology - 0.9%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		825	785,243
HP, Inc.
4.65%, 12/09/21		266	270,056
KLA-Tencor Corp.
4.65%, 11/01/24		614	621,944
Motorola Solutions, Inc.
3.50%, 3/01/23		400	346,336
7.50%, 5/15/25		30	33,321
Seagate HDD Cayman
4.75%, 1/01/25		336	269,324
Total System Services, Inc.
2.375%, 6/01/18		344	342,295
3.75%, 6/01/23		350	344,832

			3,013,351

			48,043,611

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 7.3%
Banking - 4.4%
Bank of America Corp.
Series L
2.60%, 1/15/19	U.S.$	1,053	$1,057,145
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	333	455,385
Barclays PLC
3.65%, 3/16/25	U.S.$	389	372,107
BPCE SA
5.70%, 10/22/23 (a)		230	239,259
Compass Bank
5.50%, 4/01/20		1,339	1,447,767
Cooperatieve Rabobank UA
4.375%, 8/04/25		500	508,903
Countrywide Financial Corp.
6.25%, 5/15/16		62	62,884
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		1,035	1,006,167
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		254	255,121
3.85%, 7/08/24		905	917,803
Series D
6.00%, 6/15/20		1,430	1,605,101
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		812	846,320
Morgan Stanley
5.625%, 9/23/19		478	526,489
Series G
5.50%, 7/24/20		590	652,917
Murray Street Investment Trust I
4.647%, 3/09/17		125	128,718
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		430	432,150
Santander Issuances SAU
5.179%, 11/19/25		1,000	946,141
Santander UK PLC
5.00%, 11/07/23 (a)		500	521,405
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		400	400,000
Series E
4.00%, 7/12/22 (a)		1,310	1,303,450
UBS AG/Stamford CT
7.625%, 8/17/22		620	701,865
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		436	435,138

			14,822,235

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	628,126

Insurance - 2.3%
American International Group, Inc.
6.40%, 12/15/20		680	792,545

	Principal Amount (000)		U.S. $ Value
8.175%, 5/15/58	U.S.$	940	$1,223,175
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(b)		393	408,720
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		542	713,222
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		726	801,333
Lincoln National Corp.
8.75%, 7/01/19		361	434,803
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	838,800
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	363,660
Prudential Financial, Inc.
5.625%, 6/15/43		746	754,393
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16 (a)(b)	EUR	850	929,822
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	538	540,959

			7,801,432

REITS - 0.4%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	588,976
Trust F/1401
5.25%, 12/15/24 (a)		830	820,662

			1,409,638

			24,661,431

Utility - 1.2%
Electric - 0.7%
CMS Energy Corp.
5.05%, 3/15/22		440	488,425
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	283,975
Entergy Corp.
4.00%, 7/15/22		582	609,290
Exelon Corp.
5.10%, 6/15/45 (a)		320	321,966
Exelon Generation Co. LLC
4.25%, 6/15/22		337	327,114
TECO Finance, Inc.
5.15%, 3/15/20		380	411,571

			2,442,341

Natural Gas - 0.5%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,447,591

			3,889,932

Total Corporates - Investment Grade (cost $79,620,140)			76,594,974

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 16.3%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.89%, 1/01/37 (c)	U.S.$	67		$70,714

Agency Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
2.50%, 2/01/31, TBA		2,247		2,297,733
3.50%, 10/01/20-12/01/29		933		987,092

				3,284,825

Agency Fixed Rate 30-Year - 15.3%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		49		55,139
Series 2005
5.50%, 1/01/35		370		416,370
4.00%, 1/01/45		3,303		3,582,181
Federal National Mortgage Association
Series 2005
5.50%, 2/01/35		153		171,656
Series 2007
5.50%, 8/01/37		659		741,338
5.50%, 1/01/35		974		1,096,805
3.50%, 1/14/31-10/01/45		16,235		17,142,476
Series AS6516
4.00%, 1/01/46		3,405		3,642,821
4.50%, 2/25/46, TBA		6,312		6,861,341
Series 2003
5.50%, 4/01/33-7/01/33		360		404,795
Series 2004
5.50%, 4/01/34-11/01/34		206		231,327
4.00%, 10/01/44-9/01/45		7,581		8,184,266
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		0	**	30
Series 1999
8.15%, 9/15/20		45		48,631
4.50%, 7/20/45		2,637		2,845,387
3.50%, 2/01/46, TBA		4,865		5,131,055
3.00%, 11/20/45-12/20/45		1,568		1,619,403

				52,175,021

Total Mortgage Pass-Throughs (cost $54,830,802)				55,530,560

ASSET-BACKED SECURITIES - 14.7%
Autos - Fixed Rate - 9.2%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		824		823,483
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 1/15/19		1,409		1,408,336
Series 2015-3, Class A
1.63%, 5/15/20		1,226		1,224,811

	Principal Amount (000)		U.S. $ Value
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18	U.S.$	450	$450,320
Series 2013-4, Class A3
0.96%, 4/09/18		207	207,394
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		167	166,314
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,009,524
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,769	1,801,142
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,182	1,183,570
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		546	544,668
Series 2015-2, Class A3
1.31%, 8/15/19		542	540,159
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		220	221,310
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		497	496,578
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		822	824,547
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		280	279,670
Series 2014-B, Class A
1.11%, 11/15/18 (a)		227	225,892
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		246	245,830
Series 2015-CA, Class A2A
1.03%, 2/15/18 (a)		209	208,770
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		487	486,357
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		394	394,022
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		201	200,834
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,168	1,164,215
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		51	51,113
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		70	70,366

	Principal Amount (000)		U.S. $ Value
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	U.S.$	721	$720,499
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		32	32,323
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17		644	643,542
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		261	261,363
Series 2012-D, Class B
1.01%, 5/15/18		440	438,615
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	326,240
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		993	992,568
Series 2015-2, Class A1
1.98%, 1/15/22		906	907,645
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		963	962,697
Series 2015-2, Class A3
1.68%, 12/20/18		1,080	1,079,793
Series 2015-3, Class A3
1.69%, 3/20/19		1,155	1,154,721
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		575	573,587
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		494	494,685
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		880	880,896
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		2,370	2,355,648
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		702	701,950
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		539	540,162
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		622	621,238
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,001	1,002,625
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18		442	441,357
Series 2015-4,Class A2A
1.20%, 12/17/18		547	546,297

	Principal Amount (000)		U.S. $ Value
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)	U.S.$	623	$621,721
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		557	556,752

			31,086,149

Credit Cards - Fixed Rate - 2.2%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		400	401,177
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,119	1,144,873
Series 2015-2, Class A
1.56%, 3/15/21		703	708,600
Series 2015-4, Class A
1.72%, 8/16/21		630	631,998
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,101	1,105,706
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,065,666
Series 2015-3, Class A
1.74%, 9/15/21		859	860,949
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		890	895,260
Series 2013-A, Class A
1.61%, 12/15/21		570	571,791

			7,386,020

Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.926%, 7/15/20 (a)(c)		997	995,021
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.806%, 7/20/19 (c)		537	536,413
Series 2015-1, Class A
0.926%, 1/20/20 (c)		1,073	1,065,621
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.974%, 12/10/27 (a)(c)		548	548,223
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.177%, 10/25/19 (a)(c)		719	717,001

	Principal Amount (000)		U.S. $ Value
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.776%, 7/22/19 (a)(c)	U.S.$	340	$336,415

			4,198,694

Other ABS - Fixed Rate - 1.1%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		823	822,851
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		486	486,326
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		576	575,894
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		616	619,570
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		388	386,353
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		278	277,640
SBA Tower Trust
3.156%, 10/15/20 (a)		688	682,977

			3,851,611

Credit Cards - Floating Rate - 1.0%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.776%, 8/17/20 (c)		964	963,293
First National Master Note Trust
Series 2013-2, Class A
0.956%, 10/15/19 (c)		882	882,188
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.806%, 12/15/19 (c)		865	865,038
Series 2015-A, Class A
0.906%, 2/15/22 (c)		681	678,934

			3,389,453

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and
Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		94	95,176
Nationstar NIM Ltd.
Series 2007-A
9.79%, 3/25/37 (d)(e)		18	0

			95,176

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.552%, 12/25/32 (c)	U.S.$	47	$44,622

Total Asset-Backed Securities (cost $50,009,678)			50,051,725

GOVERNMENTS - TREASURIES - 13.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	4,630	1,117,356

Canada - 0.9%
Canadian Government Bond
2.25%, 6/01/25	CAD	4,005	3,115,604

United Kingdom - 0.7%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	1,461	2,388,630

United States - 11.4%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	1,151	1,089,318
2.875%, 8/15/45		800	817,625
3.00%, 5/15/45		322	337,471
3.125%, 8/15/44		10,677	11,486,624
4.375%, 2/15/38		960	1,265,813
U.S. Treasury Notes
1.375%, 3/31/20-4/30/20		4,908	4,934,790
1.50%, 5/31/19-11/30/19		2,941	2,978,587
1.625%, 8/31/19		2,155	2,193,385
1.75%, 9/30/19-5/15/22		6,149	6,276,454
2.25%, 11/15/24-11/15/25		7,137	7,342,260

			38,722,327

Total Governments - Treasuries (cost $45,620,674)			45,343,917

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
Non-Agency Fixed Rate CMBS - 10.9%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,682	1,750,352
Series 2007-5, Class AM
5.772%, 2/10/51		411	427,253
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		538	543,448
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		890	900,188
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,305	1,329,930
Citigroup Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2006-C4, Class A1A
6.033%, 3/15/49	U.S.$	168	$168,501
Series 2013-GC17, Class D
5.26%, 11/10/46 (a)		565	499,522
Series 2015-GC27, Class A5
3.137%, 2/10/48		698	693,998
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.957%, 5/15/46		601	625,383
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,064	1,084,553
Series 2007-GG9, Class A4
5.444%, 3/10/39		1,877	1,921,585
Series 2007-GG9, Class AM
5.475%, 3/10/39		829	846,772
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		505	498,027
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.889%, 6/15/39		437	445,467
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		914	949,290
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.836%, 11/10/46 (a)		363	376,687
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		890	889,056
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,256	1,277,636
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		520	535,970
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	785,635
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		275	274,249
Series 2006-CB15, Class A4
5.814%, 6/12/43		1,445	1,446,321
Series 2006-LDP9, Class AM
5.372%, 5/15/47		356	358,773
Series 2007-CB19, Class AM
5.889%, 2/12/49		470	483,451
Series 2007-LD12, Class A4
5.882%, 2/15/51		1,580	1,639,940
Series 2007-LD12, Class AM
6.206%, 2/15/51		795	835,122
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,268	2,336,614
Series 2008-C2, Class A1A
5.998%, 2/12/51		699	723,464

	Principal Amount (000)		U.S. $ Value
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	U.S.$	52	$52,108
Series 2011-C5, Class D
5.50%, 8/15/46 (a)		262	265,543
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		964	1,003,290
Series 2015-C32, Class C
4.819%, 11/15/48		540	470,485
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		285	285,820
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		499	499,087
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		674	669,584
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		752	758,705
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		1,322	1,342,809
Series 2007-9, Class A4
5.70%, 9/12/49		2,841	2,959,989
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.286%, 11/01/31 (e)(f)		1,269	90
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		552	562,438
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,097,152
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.084%, 1/10/45 (a)		227	237,337
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		293	294,523
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.963%, 11/15/45 (a)		323	306,515
Series 2013-C14, Class A5
3.337%, 6/15/46		1,142	1,175,325
Series 2014-C20, Class A2
3.036%, 5/15/47		546	564,721

			37,192,708

Non-Agency Floating Rate CMBS - 1.5%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.746%, 11/15/19 (a)(c)		490	488,996

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.324%, 6/11/27 (a)(c)	U.S.$	647	$642,562
Series 2014-SAVA, Class A
1.576%, 6/15/34 (a)(c)		304	302,388
H/2 Asset Funding NRE
Series 2015-1A
2.081%, 6/24/49 (a)(c)		637	635,350
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.346%, 6/15/29 (a)(c)		902	897,434
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.296%, 8/15/26 (a)(c)		229	227,353
Series 2015-XLF2, Class SNMA
2.376%, 11/15/26 (a)(c)		229	227,205
PFP III Ltd.
Series 2014-1, Class A
1.596%, 6/14/31 (a)(c)		153	152,232
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.476%, 4/15/32 (a)(c)		313	311,223
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.646%, 11/15/27 (a)(c)		579	572,793
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.62%, 12/15/47 (g)		516	468,171

			4,925,707

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.097%, 7/16/46 (f)(g)		1,909	10,948

Total Commercial Mortgage-Backed Securities (cost $43,160,569)			42,129,363

CORPORATES - NON-INVESTMENT GRADE - 6.0%
Industrial - 3.5%
Basic - 0.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		700	734,559
Novelis, Inc.
8.375%, 12/15/17		75	72,000
Teck Resources Ltd.
4.50%, 1/15/21		750	410,625

			1,217,184

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	$387,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	U.S.$	330	330,413

			718,373

Communications - Media - 0.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	457,392
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	118	125,670
Quebecor Media, Inc.
5.75%, 1/15/23		391	393,444
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	784,185

			1,760,691

Communications - Telecommunications - 0.7%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	222	246,505
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	970	776,000
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	721,000
Windstream Services LLC
6.375%, 8/01/23		750	541,875

			2,285,380

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (a)		360	346,500
KB Home
4.75%, 5/15/19		286	274,560
MCE Finance Ltd.
5.00%, 2/15/21 (a)		235	209,737

			830,797

Consumer Cyclical - Retailers - 0.2%
Cash America International, Inc.
5.75%, 5/15/18		295	289,838
CST Brands, Inc.
5.00%, 5/01/23		470	468,825

			758,663

Consumer Non-Cyclical - 0.4%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	432,250
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	190	275,154

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)	U.S.$	375	$337,031
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	320	450,314

			1,494,749

Energy - 0.4%
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	U.S.$	361	252,700
ONEOK, Inc.
4.25%, 2/01/22		877	607,322
SM Energy Co.
6.50%, 1/01/23		35	20,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	365,200
Transocean, Inc.
6.50%, 11/15/20		355	214,331

			1,459,766

Other Industrial - 0.2%
General Cable Corp.
5.75%, 10/01/22		655	495,344

Technology - 0.2%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		270	184,275
Audatex North America, Inc.
6.00%, 6/15/21 (a)		630	634,725

			819,000

			11,839,947

Financial Institutions - 2.1%
Banking - 1.9%
Bank of America Corp. Series Z
6.50%, 10/23/24 (b)		213	222,517
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		129	148,376
7.625%, 11/21/22		400	447,021
7.75%, 4/10/23		402	426,120
Credit Agricole SA
8.125%, 12/23/25 (a)(b)		235	234,298
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		363	372,983
HBOS Capital Funding LP
4.939%, 5/23/16 (b)	EUR	910	995,661
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	569	545,730
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(b)		254	258,953
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		402	416,070

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (b)	U.S.$	1,100	$1,130,250
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		290	308,758
Societe Generale SA
5.922%, 4/05/17 (a)(b)		130	131,300
8.00%, 9/29/25 (a)(b)		330	326,472
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	580,358

			6,544,867

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		320	327,200
International Lease Finance Corp.
5.875%, 4/01/19		245	253,882
Navient Corp.
7.25%, 1/25/22		99	88,110

			669,192

			7,214,059

Utility - 0.3%
Electric - 0.3%
AES Corp./VA
7.375%, 7/01/21		580	597,400
NRG Energy, Inc.
7.875%, 5/15/21		595	517,650

			1,115,050

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		331	323,966

Total Corporates - Non-Investment Grade (cost $22,787,288)			20,493,022

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
GSE Risk Share Floating Rate - 3.0%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.927%, 7/25/25 (a)(c)		390	387,555
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.677%, 11/25/23 (c)		1,040	1,013,143
Series 2014-DN3, Class M3
4.422%, 8/25/24 (c)		870	816,462
Series 2014-DN4, Class M3
4.977%, 10/25/24 (c)		300	288,735
Series 2014-HQ3, Class M3
5.177%, 10/25/24 (c)		570	554,729
Series 2015-DNA1, Class M3

	Principal Amount (000)		U.S. $ Value
3.727%, 10/25/27 (c)	U.S.$	265	$246,548
Series 2015-DNA2, Class M2
3.027%, 12/25/27 (c)		1,017	1,006,344
Series 2015-DNA3, Class M3
5.127%, 4/25/28 (c)		280	261,024
Series 2015-HQ1, Class M2
2.627%, 3/25/25 (c)		400	395,881
Series 2015-HQA1, Class M2
3.077%, 3/25/28 (c)		735	724,127
Series 2015-HQA2, Class M2
3.227%, 5/25/28 (c)		289	285,963
Series 2015-HQA2, Class M3
5.227%, 5/25/28 (c)		275	257,257
Series 2016-DNA1, Class M3
5.975%, 7/25/28 (c)		330	327,152
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.627%, 7/25/24 (c)		208	207,338
Series 2014-C04, Class 1M2
5.327%, 11/25/24 (c)		511	497,425
Series 2014-C04, Class 2M2
5.427%, 11/25/24 (c)		195	191,120
Series 2015-C01, Class 1M2
4.727%, 2/25/25 (c)		355	334,864
Series 2015-C01, Class 2M2
4.977%, 2/25/25 (c)		328	324,421
Series 2015-C02, Class 2M2
4.427%, 5/25/25 (c)		430	397,724
Series 2015-C03, Class 1M2
5.427%, 7/25/25 (c)		180	172,331
Series 2015-C03, Class 2M2
5.427%, 7/25/25 (c)		490	469,525
Series 2015-C04, Class 1M2
6.127%, 4/25/28 (c)		198	193,538
Series 2015-C04, Class 2M2
5.977%, 4/25/28 (c)		304	296,468
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.677%, 11/25/24 (c)(e)		106	104,712
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.677%, 11/25/25 (c) (e)		394	394,515
Series 2015-WF1, Class 2M2
5.927%, 11/25/25 (c)(e)		105	105,199

			10,254,100

Non-Agency Fixed Rate - 1.6%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		294	264,566

	Principal Amount (000)		U.S. $ Value
Series 2006-23CB, Class 1A7
6.00%, 8/25/36	U.S.$	173	$167,211
Series 2006-24CB, Class A16
5.75%, 6/25/36		480	416,738
Series 2006-28CB, Class A14
6.25%, 10/25/36		328	278,255
Series 2006-J1, Class 1A13
5.50%, 2/25/36		298	266,965
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.617%, 5/25/35		582	546,323
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		366	330,061
Series 2006-13, Class 1A19
6.25%, 9/25/36		132	119,011
Series 2007-HYB2, Class 3A1
2.764%, 2/25/47		659	588,299
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		390	325,092
First Horizon Alternative Mortgage Securities Trust Series
2006-FA3, Class A9
6.00%, 7/25/36		512	415,122
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.921%, 7/25/36		940	781,950
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		544	463,807
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		555	484,097

			5,447,497

Non-Agency Floating Rate – 0.9%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.617%, 12/25/36 (c)		935	576,913
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.677%, 3/25/35 (c)		419	357,794
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.857%, 3/25/36 (c)		493	350,207
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.126%, 7/15/36 (a)(c)		825	822,510

	Principal Amount (000)		U.S. $ Value
RALI Trust
Series 2007-QS4, Class 2A4
0.767%, 3/25/37 (c)	U.S.$	888	$222,129
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.739%, 5/26/37 (a)(g)		476	395,642
Residential Accredit Loans, Inc., Trust
Series 2007-QO2, Class A1
0.577%, 2/25/47 (c)		615	328,041

			3,053,236

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.837%, 5/28/35		65	55,098
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25 (f)		2,137	215,527

			270,625

Total Collateralized Mortgage Obligations (cost $20,110,754)			19,025,458

INFLATION-LINKED SECURITIES - 3.2%
United States - 3.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $11,126,057)		10,949	11,006,602

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		672	528,158

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		245	169,050

Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		580	587,975

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		500	508,750

Total Governments - Sovereign Agencies (cost $1,999,088)			1,793,933

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.3%
Corp Nacional del Cobre de Chile
4.50%, 9/16/25 (a)	U.S.$	554	$530,648
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		358	365,417

			896,065

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		591	545,392

Total Quasi-Sovereigns (cost $1,476,102)			1,441,457

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40
(cost $1,437,210)		970	1,426,307

	Shares
COMMON STOCKS - 0.4%
Financials - 0.4%
Insurance - 0.4%
Mt Logan Re Ltd. (Preference Shares) (h)(i)(j)		700	702,999
Mt Logan Re Ltd. (Preference Shares) (h)(i)(j)		500	502,143

Total Common Stocks (cost $1,200,000)			1,205,142

PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The)
5.10%, 1/15/53
(cost $694,052)		25,975	657,427

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19
(cost $232,258)	U.S.$	208	230,152

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)	U.S.$	207	$165,600

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(k)		660	16,500

Total Emerging Markets - Corporate Bonds (cost $569,807)			182,100

	Shares
SHORT-TERM INVESTMENTS - 6.7%
Investment Companies - 6.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (l)(m) (cost $22,685,157)		22,685,157	22,685,157

Total Investments - 103.0% (cost $357,559,636) (n)			349,797,296
Other assets less liabilities - (3.0)% (o)			(10,105,721)

Net Assets - 100.0%			$339,691,575

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	105	March 2016	$22,841,735	$22,955,625	$113,890
U.S. T-Note 5 Yr (CBT) Futures	397	March 2016	47,225,321	47,906,734	681,413
U.S. T-Note 10 Yr (CBT) Futures	5	March 2016	643,367	647,891	4,524
U.S. Ultra Bond (CBT) Futures	44	March 2016	6,929,535	7,312,250	382,715
Sold Contracts
Euro-BOBL Futures	85	March 2016	12,141,477	12,194,225	(52,748)

					$1,129,794

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	300,000	USD	2,433	2/19/16	(45,557)
BNP Paribas SA	JPY	200,268	USD	1,707	2/10/16	52,941

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	4,862	USD	1,057	1/04/17	$(40,846)
HSBC Bank USA	CAD	4,089	USD	2,865	2/19/16	(53,974)
HSBC Bank USA	GBP	2,520	USD	3,610	3/10/16	18,782
HSBC Bank USA	TWD	80,662	USD	2,406	3/18/16	(1,333)
JPMorgan Chase Bank	USD	668	JPY	79,305	2/26/16	(12,845)
JPMorgan Chase Bank	JPY	595,000	USD	4,990	3/25/16	68,599
State Street Bank & Trust Co.	USD	4,060	JPY	495,197	2/10/16	30,721
State Street Bank & Trust Co.	SGD	3,580	USD	2,487	2/19/16	(24,561)
State Street Bank & Trust Co.	EUR	2,770	USD	3,002	3/04/16	(825)

						$(8,898)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - JPY/USD	JPY	115.800	2/24/16	JPY	292,974	$13,070	$(3,378)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(CME Group)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.79%	$1,746	$(83,675)	$9,571

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	16,500	3/10/17	0.973%	3 Month	CDOR	$(44,292)
Morgan Stanley & Co., LLC/(CME Group)	AUD	21,860	3/11/17	2.140%	3 Month	BBSW	1,557
Morgan Stanley & Co., LLC/(CME Group)	CAD	14,990	6/05/17	1.054%	3 Month	CDOR	(54,739)
Morgan Stanley & Co., LLC/(CME Group)	NZD	29,530	6/09/17	3.366%	3 Month	BKBM	(214,034)
Morgan Stanley & Co., LLC/(CME Group)	AUD	18,850	6/09/17	2.218%	3 Month	BBSW	(22,478)
Morgan Stanley & Co., LLC/(CME Group)		13,670	10/30/17	1.915%	3 Month	BBSW	22,849

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	GBP	2,999	6/05/20	6 Month LIBOR	1.651%	$112,398
Morgan Stanley & Co., LLC/(CME Group)		$2,630	1/14/24	2.980%	3 Month LIBOR	(271,802)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(249,130)
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,330	3/11/25	6 Month BBSW	2.973%	60,473
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,440	6/09/25	3 Month BKBM	4.068%	129,484
Morgan Stanley & Co., LLC/(CME Group)	AUD	2,040	6/09/25	6 Month BBSW	3.384%	82,591
Morgan Stanley & Co., LLC/(CME Group)		$3,600	11/10/25	2.256%	3 Month LIBOR	(170,594)
Morgan Stanley & Co., LLC/(CME Group)	GBP	510	6/05/45	2.396%	6 Month LIBOR	(104,317)

						$(722,034)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	12.92%	$271	$50,678	$15,184	$35,494
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	12.31	452	82,621	(18,795)	101,416
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	12.31	518	94,685	(22,335)	117,020
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	2.02	1,360	(25,067)	(15,648)	(9,419)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00%	0.94%	$42	$74	$(382)	$455
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.94	42	74	(383)	457
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.94	61	108	(502)	610
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.94	103	182	(946)	1,128

				$203,354	$(43,807)	$247,161

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$5,210	3/04/16	CPI	#	1.170%	$20,628

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,590	1/30/17	1.059%	3 Month LIBOR	$(46,077)
JPMorgan Chase Bank, NA	6,230	2/07/22	2.043%	3 Month LIBOR	(282,175)

					$(328,252)

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $67,742,381 or 19.9% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.677%, 11/25/24	11/06/15	$104,505	$104,712	0.03%
Nationstar NIM Ltd. Series 2007-A
9.79%, 3/25/37	4/04/07	17,607	0	0.00%
Prudential Securities Secured Financing Corp. Series 1999-NRF1, Class AEC
1.286%, 11/01/31	3/18/99	13	90	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14-1/27/14	365,927	16,500	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.677%, 11/25/25	9/28/15	393,624	394,515	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.927%, 11/25/25	10/14/15	104,860	105,199	0.03%

(f)	IO - Interest Only
(g)	Variable rate coupon, rate shown as of January 31, 2016.
(h)	Non-income producing security.
(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)
	12/30/14	$700,000	$702,999	0.21%
Mt Logan Re Ltd. (Preference Shares)
	1/02/14	500,000	502,143	0.15%

(k)	Security is in default and is non-income producing.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,200,788 and gross unrealized depreciation of investments was $(10,963,128), resulting in net unrealized depreciation of $(7,762,340).
(o)	An amount of U.S. $750,906 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund Inc. - AB Intermediate Bond Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$76,594,974		$	– 0	–	$76,594,974
Mortgage Pass-Throughs		– 0	–	55,530,560			– 0	–	55,530,560
Asset-Backed Securities		– 0	–	46,060,316			3,991,409^		50,051,725
Governments - Treasuries		– 0	–	45,343,917			– 0	–	45,343,917
Commercial Mortgage-Backed Securities		– 0	–	32,573,152			9,556,211		42,129,363
Corporates - Non-Investment Grade		– 0	–	20,203,184			289,838		20,493,022
Collateralized Mortgage Obligations		– 0	–	1,093,135			17,932,323		19,025,458
Inflation-Linked Securities		– 0	–	11,006,602			– 0	–	11,006,602
Governments - Sovereign Agencies		– 0	–	1,793,933			– 0	–	1,793,933
Quasi-Sovereigns		– 0	–	1,441,457			– 0	–	1,441,457
Local Governments - Municipal Bonds		– 0	–	1,426,307			– 0	–	1,426,307
Common Stocks		– 0	–	– 0	–		1,205,142		1,205,142
Preferred Stocks		657,427		– 0	–		– 0	–	657,427
Governments - Sovereign Bonds		– 0	–	230,152			– 0	–	230,152
Emerging Markets - Corporate Bonds		– 0	–	182,100			– 0	–	182,100
Short-Term Investments		22,685,157		– 0	–		– 0	–	22,685,157

Total Investments in Securities		23,342,584		293,479,789			32,974,923		349,797,296
Other Financial Instruments* :
Assets:
Futures		1,182,542		– 0	–		– 0	–	1,182,542
Forward Currency Exchange Contracts		– 0	–	171,043			– 0	–	171,043
Centrally Credit Credit Default Swaps		– 0	–	9,571			– 0	–	9,571
Centrally Cleared Interest Rate Swaps		– 0	–	409,352			– 0	–	409,352
Credit Default Swaps		– 0	–	256,580			– 0	–	256,580
Inflation (CPI) Swaps		– 0	–	20,628			– 0	–	20,628
Liabilities:
Futures		(52,748)		– 0	–		– 0	–	(52,748)
Forward Currency Exchange Contracts		– 0	–	(179,941)			– 0	–	(179,941)
Currency Options Written		– 0	–	(3,378)			– 0	–	(3,378)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,131,386)			– 0	–	(1,131,386)
Credit Default Swaps		– 0	–	(9,419)			– 0	–	(9,419)
Interest Rate Swaps		– 0	–	(328,252)			– 0	–	(328,252)

Total+		$24,472,378		$292,694,587			$32,974,923		$350,141,888

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Corporates -Non- Investment Grade
Balance as of 10/31/15	$5,462,170		$9,612,483		$297,212
Accrued discounts/(premiums)	1,592		(3,064)		426
Realized gain (loss)	(35,064)		(1,188)		– 0	–
Change in unrealized appreciation/depreciation	28,041		(199,649)		(7,800)
Purchases/Payups	– 0	–	684,893		– 0	–
Sales/Paydowns	(1,465,330)		(537,264)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$3,991,409		$9,556,211		$289,838

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(3,727)		$(199,649)		$(7,800)

	Collateralized Mortgage Obligations		Common Stocks		Total
Balance as of 10/31/15	$19,646,091		$1,273,763		$36,291,719
Accrued discounts/(premiums)	20,120		– 0	–	19,074
Realized gain (loss)	(281,621)		– 0	–	(317,873)
Change in unrealized appreciation/depreciation	(150,202)		(68,621)		(398,231)
Purchases/Payups	1,277,881		– 0	–	1,962,774
Sales/Paydowns	(2,579,946)		– 0	–	(4,582,540)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$17,932,323		$1,205,142		$32,974,923

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(354,529)		$(68,621)		$(634,326)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2016. Securities priced i)by third party vendors or ii) at net asset value are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00 / N/A

AB Bond Fund, Inc. - AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.3%
Long-Term Municipal Bonds - 100.3%
Alabama - 0.9%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,637,539
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,964,175

		6,601,714

Alaska - 0.1%
Alaska Industrial Development & Export Authority
Series 2010A
5.00%, 4/01/17	400	420,092

Arizona - 2.6%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,902,791
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,985,211
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21	1,765	2,057,266
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,815,540

		19,760,808

Arkansas - 0.0%
City of Fort Smith AR Sales & Use Tax Revenue
Series 2012
2.375%, 5/01/27	130	130,083

California - 3.0%
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	509,477
NATL Series 2006-32F
5.25%, 5/01/18	290	318,849
State of California
Series 2006
5.00%, 10/01/16	275	283,379
Series 2011
5.00%, 10/01/20	5,000	5,906,050
Series 2012
5.00%, 9/01/20	9,305	10,961,755
Series 2014
5.00%, 8/01/22-5/01/25	4,250	5,279,900

		23,259,410

	Principal Amount (000)	U.S. $ Value
Colorado - 4.0%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	439,897
Series 2012A
5.00%, 11/15/24 (a)	10,395	12,205,185
5.00%, 11/15/25	3,000	3,547,290
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	4,730	5,960,226
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,481,622
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20 (b)	1,310	1,420,145
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	491,634

		30,545,999

Connecticut - 0.9%
State of Connecticut
AMBAC Series 2005B
0.614%, 6/01/16 (c)	1,750	1,751,365
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,381,025

		7,132,390

Florida - 11.9%
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	315	320,068
Series 2012A
5.00%, 6/01/22	7,315	8,796,141
Series 2012A-1
5.00%, 6/01/16	3,165	3,215,925
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	2,011,144
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	12,373,477
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,873,399

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	22,261,502
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,829,460
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,407,199
Series 2013A
4.00%, 7/01/16	1,765	1,791,810
5.00%, 7/01/18-7/01/19	3,905	4,364,967
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,402,599
Series 2015B
5.00%, 10/01/23	1,500	1,843,245
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/17 (a)	16,440	17,415,385
Series 2015B
5.00%, 6/01/21	1,725	2,072,174
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,900	1,937,145
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	550	560,681

		90,476,321

Georgia - 1.0%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,174,410
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/18	2,500	2,699,225
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/21	3,045	3,592,034

		7,465,669

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	2,070	2,071,594

Illinois - 3.7%
Chicago O’Hare International Airport
Series 2011B
5.00%, 1/01/17	1,930	2,004,151
Series 2015B
5.00%, 1/01/29	5,000	5,914,000

	Principal Amount (000)	U.S. $ Value
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,904,550
5.50%, 1/01/25	2,250	2,636,977
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,470,849
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,138,530
Series 2010
5.00%, 1/01/18	500	531,085
Series 2013A
5.00%, 4/01/20	4,030	4,472,857
Series 2014
5.00%, 5/01/30	4,180	4,572,167
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/17	1,450	1,530,547

		28,175,713

Indiana - 0.8%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,759,157

Kentucky - 1.1%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,794,867
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25	2,275	2,746,039

		8,540,906

Louisiana - 1.4%
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	9,085	10,880,650

Maryland - 5.8%
State of Maryland
Series 2014B
5.00%, 8/01/20	10,165	11,972,134
5.00%, 8/01/21 (a)	26,600	32,147,962

		44,120,096

Massachusetts - 4.4%
Commonwealth of Massachusetts
AGM Series 2006C
1.382%, 11/01/19 (c)	9,575	9,834,770
NATL Series 2000E
0.465%, 12/01/30 (d)	4,525	4,174,168

	Principal Amount (000)	U.S. $ Value
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.33%, 6/01/20 (c)	3,000	3,165,060
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	4,061,834
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
0.95%, 8/01/22 (c)	3,240	3,472,697
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	3,022,519
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,965,697

		33,696,745

Michigan - 2.2%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/21	3,750	4,363,913
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,827,887

		17,191,800

Minnesota - 1.2%
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/21	1,295	1,462,275
State of Minnesota
Series 2015D
5.00%, 8/01/18	6,715	7,417,188

		8,879,463

Mississippi - 0.4%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,673,085
Series 2013A
5.00%, 1/01/19	1,000	1,115,390

		2,788,475

Missouri - 0.2%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/17	1,390	1,499,935

	Principal Amount (000)	U.S. $ Value
Nevada - 1.5%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,115,600
Series 2013B
5.00%, 6/01/19	2,210	2,473,896
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	891,508
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,744,485
Series 2015B
5.00%, 12/01/20	4,250	5,009,645

		11,235,134

New Jersey - 3.1%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/17	2,340	2,440,386
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	460	496,257
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2010DD-1
5.00%, 12/15/17	20	21,310
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20	10,000	10,971,400
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,206,800
Series 2014A
5.00%, 1/01/28	4,785	5,824,972
Series 2014C
5.00%, 1/01/23	1,590	1,949,340

		23,910,465

New York - 17.7%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	5,053,930
Series 2014J
5.00%, 8/01/21	6,100	7,303,835
AGM Series 2005K
1.66%, 8/01/16 (c)	1,700	1,710,710
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	11,018,378
Series 2012F
5.00%, 11/15/26	3,635	4,395,188

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 11/15/26	2,300	2,768,901
Series 2013E
5.00%, 11/15/25	8,510	10,423,899
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2015B
2.00%, 8/01/28 (e)	4,135	4,145,338
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,611,405
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26 (a)	6,830	8,308,900
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,547,710
Series 2012A
5.00%, 12/15/22 (a)	14,610	17,955,836
Series 2012B
5.00%, 3/15/20	7,900	9,164,316
Series 2014A
5.00%, 2/15/28	6,565	7,960,194
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
0.387%, 5/01/34 (d)	3,500	3,145,401
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,589,020
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	20,290,735
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	5,016,354
Series 2013B
5.00%, 11/15/20	4,100	4,855,630

		135,265,680

North Carolina - 2.4%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 5/31/12 (Pre-refunded/ETM)	6,700	7,956,451
State of North Carolina
Series 2013E
5.00%, 5/01/16	2,330	2,357,657
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	8,204,988

		18,519,096

	Principal Amount (000)	U.S. $ Value
Ohio - 0.1%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	750,652

Oregon - 2.0%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	6,055,834
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/25	4,605	5,391,949
Washington & Multnomah Counties School District No 48J Beaverton
Series 2014
5.00%, 6/15/21	3,195	3,824,159

		15,271,942

Pennsylvania - 5.1%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,537,505
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/18	550	602,679
Commonwealth of Pennsylvania
Series 2014
5.00%, 7/01/17	5,000	5,307,200
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 6/23/10 (Pre-refunded/ETM)	475	541,495
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,060	2,105,423
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19	3,085	3,454,244
Series 2012B
5.00%, 7/01/21	7,550	8,138,145
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
3.75%, 12/01/40	3,055	3,173,290
Pennsylvania Industrial Development Authority
Series 2012
5.00%, 5/01/12 (Pre-refunded/ETM)	1,840	1,874,408
5.00%, 7/01/16	3,160	3,219,756
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	2,002,104

	Principal Amount (000)	U.S. $ Value
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,627,240

		38,583,489

Puerto Rico - 0.4%
Puerto Rico Electric Power Authority
NATL Series 2002
5.00%, 7/01/19	3,400	3,463,818

South Carolina - 0.4%
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	3,035,478

Tennessee - 0.4%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23	2,385	2,899,898

Texas - 9.5%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	1,000	1,128,560
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,651,085
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,369,519
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,723,740
City of Garland TX
Series 2010
5.00%, 2/15/26	500	578,650
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,361,031
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27	2,735	3,305,439
City of Lubbock TX
Series 2013
5.00%, 2/15/19	1,740	1,952,993
City Public Service Board of San Antonio TX
Series 2012
5.00%, 2/01/21	7,110	8,431,109
Conroe Independent School District
Series 2011
5.00%, 2/15/24-2/15/26	6,240	7,178,266
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	5,063,662

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.25%, 9/01/26	3,625	4,377,768
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (a)	3,280	3,681,505
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	2,011,815
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	4,136,277
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35	900	936,252
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014A
5.00%, 1/01/17	11,605	12,089,973
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	1,070	1,236,021

		72,213,665

Virginia - 0.9%
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2011
5.00%, 4/01/25-4/01/26	6,000	6,918,220

Washington - 9.0%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,475,916
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,959,159
City of Seattle WA
Series 2015A
5.00%, 6/01/19	9,770	11,097,450
City of Seattle WA Municipal Light & Power Revenue
Series 2015A
5.00%, 5/01/18	2,070	2,262,986
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,552,780
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	748,408
Series 2012A
5.00%, 7/01/19	4,200	4,774,098

	Principal Amount (000)	U.S. $ Value
King County School District No 414 Lake Washington
AGM Series 2007
5.00%, 12/01/16	3,735	3,875,249
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,785,591
State of Washington
Series 20092010B
5.00%, 1/01/22	710	814,832
Series 20102010E
5.00%, 2/01/19	3,295	3,696,364
Series 2015R
5.00%, 7/01/26	13,325	16,597,353
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015B
4.375%, 1/01/21 (b)	1,250	1,267,137

		68,907,323

Wisconsin - 1.9%
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	12,000	14,891,925

Total Municipal Obligations (cost $728,079,715)		765,263,805

CORPORATES - INVESTMENT GRADE - 3.6%
Financial Institutions - 3.6%
Banking - 3.6%
Bank of America Corp.
6.50%, 8/01/16	2,585	2,652,197
Capital One Bank USA NA
1.20%, 2/13/17	8,300	8,279,242
JPMorgan Chase & Co.
1.35%, 2/15/17	8,885	8,884,121
Morgan Stanley
1.75%, 2/25/16	3,362	3,364,306
Series G
5.45%, 1/09/17	4,030	4,179,388

Total Corporates - Investment Grade (cost $27,393,450)		27,359,254

GOVERNMENTS - TREASURIES - 3.3%
United States - 3.3%
U.S. Treasury Notes
0.625%, 8/31/17 (a)	6,200	6,186,682
1.625%, 11/30/20 (a)	19,000	19,274,607

Total Governments - Treasuries (cost $25,376,352)		25,461,289

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (f)(g) (cost $3,702,667)	3,702,667	3,702,667

	Principal Amount (000)
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon, 6/23/16 (a) (cost $1,198,193)	$1,200	1,198,193

Total Short-Term Investments (cost $4,900,860)		4,900,860

Total Investments - 107.8% (cost $785,750,377) (h)		822,985,208
Other assets less liabilities - (7.8)%		(59,762,390)

Net Assets - 100.0%		$763,222,818

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$25,000	9/02/20	1.548%	CPI	#	$(256,299)
Barclays Bank PLC	6,000	2/26/17	2.370%	CPI	#	(425,107)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	(116,211)
Barclays Bank PLC	37,000	8/07/17	2.124%	CPI	#	(1,614,430)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(606,050)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(439,030)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(2,580,038)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(127,406)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(209,721)
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI	#	(959,740)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(471,622)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(2,051,226)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(2,474,646)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	(3,016,057)
Barclays Bank PLC	19,000	5/05/25	2.125%	CPI	#	(923,873)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(989,757)
Citibank, NA	10,000	5/04/16	2.710%	CPI	#	(713,394)
Citibank, NA	14,000	5/30/17	2.125%	CPI	#	(816,576)
Citibank, NA	11,500	6/21/17	2.153%	CPI	#	(681,141)
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	(1,110,005)
Citibank, NA	15,600	12/14/20	1.548%	CPI	#	(75,902)
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	(1,043,544)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	(612,809)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	(510,839)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	(2,373,856)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	(5,970,148)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	(3,534,721)
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	(3,487,731)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	11,000	6/20/21	2.655%	CPI	#	$(1,559,361)
Deutsche Bank AG London	9,800	9/07/21	2.400%	CPI	#	(1,089,803)
Deutsche Bank AG London	25,000	9/02/25	1.880%	CPI	#	(578,004)
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	(85,190)
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	(2,349,613)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	(312,308)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(767,267)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI	#	(351,328)
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	(800,425)
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	(707,141)
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	(4,544,701)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	(2,526,778)
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI	#	(358,091)
Morgan Stanley Capital Services LLC	6,000	4/16/16	2.110%	CPI	#	(239,801)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(3,688,368)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(178,700)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(1,845,052)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(1,460,533)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(1,107,940)

						$(62,742,283)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$4,000	11/02/23	1.308%	SIFMA	*	$(87,536)
JPMorgan Chase Bank, NA	24,100	10/26/22	1.123%	SIFMA	*	(268,347)

						$(355,883)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $2,687,282 or 0.4% of net assets.
(c)	Variable rate coupon, rate shown as of January 31, 2016.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2016 and the aggregate market value of these securities amounted to $7,319,569 or 0.96% of net assets.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2016.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,907,343 and gross unrealized depreciation of investments was $(672,512), resulting in net unrealized appreciation of $37,234,831.

As of January 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc. - AB Municipal Bond Inflation Strategy

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$753,757,911		$11,505,894		$765,263,805
Corporates - Investment Grade		– 0	–	27,359,254		– 0	–	27,359,254
Governments - Treasuries		– 0	–	25,461,289		– 0	–	25,461,289
Short-Term Investments:
Investment Companies		3,702,667		– 0	–	– 0	–	3,702,667
U.S. Treasury Bills		– 0	–	1,198,193		– 0	–	1,198,193

Total Investments in Securities		3,702,667		807,776,647		11,505,894		822,985,208
Other Financial Instruments*:
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(62,742,283)		– 0	–	(62,742,283)
Interest Rate Swaps		– 0	–	(355,883)		– 0	–	(355,883)

Total^		$3,702,667		$744,678,481		$11,505,894		$759,887,042

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/15	$11,790,811		$11,790,811
Accrued discounts/(premiums)	(6,133)		(6,133)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	41,216		41,216
Purchases	– 0	–	– 0	–
Sales	(320,000)		(320,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3			– 0	–

Balance as of 1/31/16	$11,505,894		$11,505,894

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$41,216		$41,216

As of January 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB All Market Real Return Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 59.9%
Energy - 25.1%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	18,345	$222,749
China Shenhua Energy Co., Ltd.-Class H	153,800	232,623
CONSOL Energy, Inc.	10,948	86,927

		542,299

Integrated Oil & Gas - 16.6%
BG Group PLC	384,570	5,819,621
BP PLC	1,675,653	9,048,893
Chevron Corp.	134,603	11,639,121
China Petroleum & Chemical Corp.-Class H	1,548,000	874,524
Exxon Mobil Corp.	301,959	23,507,508
Galp Energia SGPS SA	83,690	992,951
LUKOIL PJSC (Sponsored ADR)	48,330	1,639,354
Petroleo Brasileiro SA (Sponsored ADR) (a)	220,390	535,548
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	307,616	6,726,437
Royal Dutch Shell PLC-Class A	175,380	3,831,262
Royal Dutch Shell PLC-Class B	205,014	4,466,830
TOTAL SA	268,870	11,943,447

		81,025,496

Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA (b)	150,950	457,818
Deep Sea Supply PLC (a)	547,947	78,895
Helix Energy Solutions Group, Inc. (a)	56,570	227,977
Petrofac Ltd.	89,160	1,016,074
RPC, Inc.	39,140	488,076
Schlumberger Ltd.	7,870	568,765

		2,837,605

Oil & Gas Exploration & Production - 7.2%
Anadarko Petroleum Corp.	86,409	3,377,728
Apache Corp.	17,726	754,064
Canadian Natural Resources Ltd.	158,455	3,392,151
Cimarex Energy Co.	4,368	406,224
CNOOC Ltd.	2,406,200	2,461,809
Concho Resources, Inc. (a)	5,852	556,701
ConocoPhillips	103,500	4,044,780
Det Norske Oljeselskap ASA (a)	149,987	916,297
Devon Energy Corp.	18,307	510,765
EOG Resources, Inc.	75,429	5,356,967
Hess Corp.	64,539	2,742,908
Inpex Corp.	98,100	873,426
Marathon Oil Corp.	31,520	306,690
Murphy Oil Corp.	66,750	1,308,968
Noble Energy, Inc.	20,135	651,770
Occidental Petroleum Corp.	74,705	5,141,945
Pioneer Natural Resources Co.	6,981	865,295
SM Energy Co.	70,260	982,235
Woodside Petroleum Ltd.	33,476	674,687

		35,325,410

Oil & Gas Refining & Marketing - 0.6%
Cosan SA Industria e Comercio	82,300	519,074

Company	Shares	U.S. $ Value
JX Holdings, Inc.	364,600	1,392,408
Tupras Turkiye Petrol Rafinerileri AS (a)	36,890	937,733

		2,849,215

		122,580,025

Equity: Other - 9.5%
Diversified/Specialty - 7.2%
Alexandria Real Estate Equities, Inc.	4,497	356,073
Armada Hoffler Properties, Inc.	20,510	220,893
Ayala Land, Inc.	696,260	462,040
Azrieli Group Ltd.	2,418	85,337
Beni Stabili SpA SIIQ	70,381	47,553
British Land Co. PLC (The)	66,299	702,332
Bumi Serpong Damai Tbk PT	513,600	65,386
CA Immobilien Anlagen AG (a)	38,842	666,126
Canadian Real Estate Investment Trust	4,441	130,133
CapitaLand Ltd.	168,600	366,503
CBRE Group, Inc.-Class A (a)	16,430	459,547
Central Pattana PCL	89,851	112,526
Cheung Kong Property Holdings Ltd.	288,000	1,557,310
Ciputra Development Tbk PT	760,173	70,838
Cofinimmo SA	1,329	144,742
Country Garden Holdings Co., Ltd.	480,000	184,795
Dalian Wanda Commercial Properties Co., Ltd.-Class H (b)	45,000	217,841
Digital Realty Trust, Inc.	8,384	671,391
Duke Realty Corp.	74,886	1,507,455
East Japan Railway Co.	4,400	404,439
Emira Property Fund Ltd.	243,820	236,595
Evergrande Real Estate Group Ltd.	355,250	237,758
Fastighets AB Balder-Class B (a)	6,015	134,398
Fibra Uno Administracion SA de CV	155,170	310,892
Folkestone Education Trust	134,700	214,545
Fonciere Des Regions	8,881	754,588
Forest City Realty Trust, Inc. (a)	14,734	290,260
Fortress Income Fund Ltd.-Class A	35,319	32,373
Fortress Income Fund Ltd.-Class B	35,319	77,155
Fukuoka REIT Corp.	125	204,329
Gecina SA	2,459	316,098
Globe Trade Centre SA (a)	22,291	37,793
Goldin Properties Holdings Ltd. (a)	84,000	58,038
GPT Group (The)	364,546	1,275,211
Gramercy Property Trust	162,540	1,188,167
Great Portland Estates PLC	22,410	245,781
Growthpoint Properties Ltd.	166,863	240,622
H&R Real Estate Investment Trust	17,025	229,082
Hemfosa Fastigheter AB	53,550	529,156
Henderson Land Development Co., Ltd.	66,457	362,857
Hufvudstaden AB-Class A	7,235	99,699
Hulic Co., Ltd.	23,750	204,790
IMMOFINANZ AG (a)	377,200	710,889
IOI Properties Group Bhd	128,900	66,364
Kaisa Group Holdings Ltd. (a)(c)(d)	805,000	80,698
Kennedy Wilson Europe Real Estate PLC	41,093	655,390
Kiwi Property Group Ltd.	83,867	74,675
KLCCP Stapled Group	30,200	51,057
Land & Houses PCL	249,200	61,720

Company	Shares	U.S. $ Value
Land Securities Group PLC	51,402	806,155
LendLease Group	30,900	288,547
Leopalace21 Corp. (a)	35,300	195,513
Lippo Karawaci Tbk PT	1,265,600	97,362
Longfor Properties Co., Ltd.	96,700	123,915
Mah Sing Group Bhd	104,150	32,156
Mapletree Greater China Commercial Trust (b)	125,000	73,966
Merlin Properties Socimi SA	122,523	1,422,868
Mitsubishi Estate Co., Ltd.	127,600	2,526,055
Mitsui Fudosan Co., Ltd.	106,400	2,504,748
New World China Land Ltd.	174,000	169,167
New World Development Co., Ltd.	541,182	442,318
Nomura Real Estate Master Fund, Inc. (a)	235	289,076
Orix JREIT, Inc.	153	213,302
Pakuwon Jati Tbk PT	1,550,500	51,082
Premier Investment Corp.	255	285,307
Pruksa Real Estate PCL	44,500	31,445
Quality Houses PCL	306,483	18,698
Redefine Properties Ltd.	268,028	160,930
Resilient REIT Ltd.	15,711	117,350
SA Corporate Real Estate Fund Nominees Pty Ltd.	479,843	131,400
SM Prime Holdings, Inc.	517,300	231,389
SP Setia Bhd Group	59,900	41,807
Sponda Oyj	15,599	63,804
Sumitomo Realty & Development Co., Ltd.	61,700	1,729,591
Summarecon Agung Tbk PT	721,800	76,955
Sun Hung Kai Properties Ltd.	175,923	1,902,938
Sunac China Holdings Ltd.	116,600	72,787
Suntec Real Estate Investment Trust	160,000	178,708
Supalai PCL	40,400	20,577
Swiss Prime Site AG (REG) (a)	4,133	330,756
TLG Immobilien AG	13,470	257,033
United Urban Investment Corp.	443	606,299
UOL Group Ltd.	229,364	908,671
VEREIT, Inc.	56,275	433,880
Wallenstam AB-Class B	13,072	93,118
WHA Corp. PCL (a)	266,200	19,966
Wharf Holdings Ltd. (The)	88,000	410,100
WP Carey, Inc.	5,457	317,870

		35,091,849

Health Care - 1.5%
Assura PLC	288,170	223,784
Chartwell Retirement Residences	10,563	96,137
HCP, Inc.	28,458	1,022,780
LTC Properties, Inc.	20,370	907,076
Omega Healthcare Investors, Inc.	10,196	323,315
Ventas, Inc.	51,285	2,837,087
Welltower, Inc.	30,949	1,925,647

		7,335,826

Triple Net - 0.8%
National Retail Properties, Inc.	34,467	1,480,013

Company	Shares	U.S. $ Value
Realty Income Corp.	41,221	2,299,720

		3,779,733

		46,207,408

Retail - 6.4%
Regional Mall - 2.4%
BR Malls Participacoes SA	27,840	83,011
CapitaLand Mall Trust	171,300	240,672
General Growth Properties, Inc.	31,612	886,400
Macerich Co. (The)	9,705	756,699
Multiplan Empreendimentos Imobiliarios SA	4,980	51,721
Pennsylvania Real Estate Investment Trust	38,560	755,005
Simon Property Group, Inc.	40,489	7,542,291
Westfield Corp.	175,493	1,249,265

		11,565,064

Shopping Center/Other Retail - 4.0%
Aeon Mall Co., Ltd.	28,800	440,162
Brixmor Property Group, Inc.	28,770	765,857
Capital & Counties Properties PLC	46,655	246,884
Capitaland Malaysia Mall Trust	72,900	25,265
Citycon Oyj (a)	25,490	60,832
DDR Corp.	57,224	979,103
Federal Realty Investment Trust	4,173	629,414
Fibra Shop Portafolios Inmobiliarios SAPI de CV	452,304	427,672
Hammerson PLC	50,485	421,756
Hyprop Investments Ltd.	42,535	271,589
IGB Real Estate Investment Trust	110,100	38,157
Intu Properties PLC	60,614	259,386
Japan Retail Fund Investment Corp.	161	341,041
Kimco Realty Corp.	25,395	690,490
Kite Realty Group Trust	33,170	879,005
Klepierre	32,431	1,405,625
Link REIT	326,923	1,877,665
Mercialys SA	29,660	605,650
Ramco-Gershenson Properties Trust	48,983	837,120
Regency Centers Corp.	20,490	1,483,271
Retail Opportunity Investments Corp.	55,800	1,031,742
RioCan Real Estate Investment Trust (Toronto)	19,639	346,826
Scentre Group	651,809	2,036,093
Shaftesbury PLC	18,034	216,487
Smart Real Estate Investment Trust	6,797	150,214
Unibail-Rodamco SE	6,368	1,605,128
Vastned Retail NV	13,665	598,294
Vicinity Centres	517,180	1,076,704

		19,747,432

		31,312,496

Materials - 6.4%
Aluminum - 0.0%
Alcoa, Inc.	1,075	7,837
Norsk Hydro ASA	1,076	3,577

		11,414

Commodity Chemicals - 0.3%
LyondellBasell Industries NV-Class A	12,690	989,439

Company	Shares	U.S. $ Value
Westlake Chemical Corp.	12,910	587,147

		1,576,586

Diversified Chemicals - 0.2%
Arkema SA	15,332	957,650

Diversified Metals & Mining - 2.4%
Anglo American PLC	1,208	4,818
Antofagasta PLC	173,240	945,403
Aurubis AG	12,360	503,922
BHP Billiton Ltd.	2,583	28,366
BHP Billiton PLC	1,729	16,789
Boliden AB	58,600	815,280
First Quantum Minerals Ltd.	358,450	775,290
Freeport-McMoRan, Inc.	900	4,140
Glencore PLC (a)	2,199,670	2,836,019
Korea Zinc Co., Ltd. (a)	2,450	894,415
Lundin Mining Corp. (a)	164,300	406,968
Rio Tinto Ltd.	340	9,602
Rio Tinto PLC	167,238	4,100,970
South32 Ltd. (a)	240,320	168,676

		11,510,658

Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc. (Toronto)	5,012	437,624
CF Industries Holdings, Inc.	46,034	1,381,020
Monsanto Co.	31,138	2,821,103
Potash Corp. of Saskatchewan, Inc.	30,968	504,896
Syngenta AG (REG)	3,339	1,229,470

		6,374,113

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	2,524	86,752

Gold - 1.0%
Agnico Eagle Mines Ltd.	32,130	952,272
Barrick Gold Corp. (New York)	33,890	335,850
Barrick Gold Corp. (Toronto)	48,444	481,708
Franco-Nevada Corp.	6,097	269,967
Goldcorp, Inc.	123,297	1,404,683
Newcrest Mining Ltd. (a)	28,747	270,242
Newmont Mining Corp.	21,062	420,397
Randgold Resources Ltd.	12,530	889,258
Real Gold Mining Ltd. (a)(c)(d)	124,500	0	^

		5,024,377

Paper Packaging - 0.2%
Smurfit Kappa Group PLC	31,450	684,451
International Paper Co.	14,773	505,384

		1,189,835

Paper Products - 0.3%
Mondi PLC	38,183	622,497
Oji Holdings Corp.	29,000	117,119
Stora Enso Oyj-Class R	19,796	161,333
UPM-Kymmene Oyj	19,368	315,637

		1,216,586

Company	Shares	U.S. $ Value
Precious Metals & Minerals - 0.2%
Fresnillo PLC	8,407	87,020
Industrias Penoles SAB de CV	5,418	51,672
Silver Wheaton Corp.	58,922	694,412

		833,104

Specialty Chemicals - 0.1%
Johnson Matthey PLC	12,674	448,337

Steel - 0.4%
ArcelorMittal (Euronext Amsterdam)	804	3,050
JFE Holdings, Inc.	372	5,043
Nippon Steel & Sumitomo Metal Corp.	600	10,754
Novolipetsk Steel AO (GDR) (b)	67,720	588,744
Nucor Corp.	265	10,353
POSCO	55	8,244
Severstal PAO (GDR) (b)	53,830	436,694
ThyssenKrupp AG	294	4,543
Vale SA	1,100	2,691
Vale SA (Preference Shares)	1,633	2,973
Vale SA (Sponsored ADR) (Local Preference Shares)	289,380	535,353
voestalpine AG	16,120	423,941

		2,032,383

		31,261,795

Residential - 6.0%
Multi-Family - 4.5%
Advance Residence Investment Corp.	85	184,031
Apartment Investment & Management Co.-Class A	9,642	377,484
AvalonBay Communities, Inc.	21,532	3,692,523
BUWOG AG (a)	3,923	80,641
Camden Property Trust	5,332	406,831
Canadian Apartment Properties REIT	6,746	144,031
China Overseas Land & Investment Ltd.	608,140	1,780,711
China Resources Land Ltd.	733,908	1,819,514
China Vanke Co., Ltd.-Class H	227,574	523,051
CIFI Holdings Group Co., Ltd.	1,414,000	271,700
Corp. GEO SAB de CV Series B (a)	236	119
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,000	32,233
Desarrolladora Homex SAB de CV (a)	1,460	324
Deutsche Wohnen AG	22,404	590,661
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	499,408	437,367
Equity LifeStyle Properties, Inc.	4,040	266,317
Equity Residential	30,946	2,385,627
Essex Property Trust, Inc.	7,212	1,536,949
Independence Realty Trust, Inc.	51,740	352,349
Japan Rental Housing Investments, Inc.	417	282,988
LEG Immobilien AG (a)	3,829	310,809
Mid-America Apartment Communities, Inc.	16,341	1,533,112
Mirvac Group	204,680	279,473
MRV Engenharia e Participacoes SA	18,450	42,335
Shenzhen Investment Ltd.	192,000	74,219
Shimao Property Holdings Ltd.	82,500	117,174
Sino-Ocean Land Holdings Ltd.	239,080	121,217
Stockland	150,545	441,711

Company	Shares	U.S. $ Value
Sun Communities, Inc.	14,236	947,975
UDR, Inc.	16,048	571,148
UNITE Group PLC (The)	38,980	358,473
Urbi Desarrollos Urbanos SAB de CV (a)(c)(d)	120,400	0	^
Vonovia SE	40,781	1,242,954
Wing Tai Holdings Ltd.	620,000	669,726

		21,875,777

Self Storage - 1.5%
Big Yellow Group PLC	43,380	477,741
CubeSmart	41,885	1,310,582
Extra Space Storage, Inc.	15,290	1,386,650
National Storage Affiliates Trust	39,321	683,792
Public Storage	11,623	2,947,128
Safestore Holdings PLC	68,550	335,491
Sovran Self Storage, Inc.	4,800	540,864

		7,682,248

		29,558,025

Office - 2.9%
Office - 2.9%
Allied Properties Real Estate Investment Trust	24,970	593,548
alstria office REIT-AG (a)	80,173	998,792
Ascendas India Trust	45,900	25,852
Befimmo SA	1,103	63,269
Boston Properties, Inc.	23,621	2,744,997
Castellum AB	10,700	159,522
Cominar Real Estate Investment Trust	10,371	110,306
Derwent London PLC	6,442	298,784
Dream Office Real Estate Investment Trust	35,376	406,562
Entra ASA (b)	4,099	32,277
Fabege AB	8,676	134,508
Green REIT PLC	43,704	70,965
Highwoods Properties, Inc.	14,590	617,011
Hongkong Land Holdings Ltd.	200,900	1,265,839
ICADE	8,940	635,344
Inmobiliaria Colonial SA (a)	136,639	91,534
Investa Office Fund	98,290	274,903
Japan Prime Realty Investment Corp.	93	334,865
Japan Real Estate Investment Corp.	80	424,959
Kenedix Office Investment Corp.-Class A	160	810,715
Kilroy Realty Corp.	5,716	319,353
Liberty Property Trust	19,982	585,872
Mori Hills REIT Investment Corp.	313	396,504
Nippon Building Fund, Inc.	89	460,330
Norwegian Property ASA (a)	16,700	16,639
PSP Swiss Property AG (REG) (a)	2,632	224,287
SL Green Realty Corp.	6,144	593,572
Vornado Realty Trust	10,566	934,668
Workspace Group PLC	32,290	372,507

		13,998,284

Industrials - 1.6%
Industrial Warehouse Distribution - 1.2%
Ascendas Real Estate Investment Trust	129,200	211,848
DCT Industrial Trust, Inc.	24,750	885,802
Global Logistic Properties Ltd.	205,700	243,790

Company	Shares	U.S. $ Value
GLP J-Reit	398	387,586
Granite Real Estate Investment Trust	27,908	763,005
Mexico Real Estate Management SA de CV (a)	378,169	447,228
PLA Administradora Industrial S de RL de CV (a)	170,060	271,530
Prologis, Inc.	51,327	2,025,877
Segro PLC	47,935	300,818
Warehouses De Pauw CVA	5,400	437,946

		5,975,430

Mixed Office Industrial - 0.4%
BR Properties SA	12,640	25,829
Goodman Group	321,427	1,407,439
Kungsleden AB	76,252	509,924

		1,943,192

		7,918,622

Lodging - 1.0%
Lodging - 1.0%
Ashford Hospitality Trust, Inc.	119,896	666,622
Chesapeake Lodging Trust	40,810	1,025,147
Host Hotels & Resorts, Inc.	47,779	661,739
Japan Hotel REIT Investment Corp.	335	254,410
Pebblebrook Hotel Trust	24,550	599,511
RLJ Lodging Trust	26,498	484,648
Summit Hotel Properties, Inc.	67,010	680,152
Wyndham Worldwide Corp.	5,070	329,043

		4,701,272

Food Beverage & Tobacco - 0.5%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	47,209	1,668,838
Bunge Ltd.	5,458	338,451
Wilmar International Ltd.	70,700	142,944

		2,150,233

Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	8,750	466,900

		2,617,133

Real Estate - 0.3%
Developers - 0.1%
Daelim Industrial Co., Ltd. (a)	4,240	279,175

Diversified Real Estate Activities - 0.2%
MMC Norilsk Nickel PJSC (ADR)	115,720	1,335,176

		1,614,351

Mortgage - 0.2%
Mortgage - 0.2%
Blackstone Mortgage Trust, Inc.-Class A	14,360	355,841
Concentradora Hipotecaria SAPI de CV	251,130	348,912
First American Financial Corp.	10,240	351,949

		1,056,702

Total Common Stocks (cost $349,959,273)		292,826,113

Company	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 24.5%
United States - 24.5%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (e)	$116,378	115,857,070
0.625%, 7/15/21 (TIPS)	3,698	3,794,078

Total Inflation-Linked Securities (cost $120,479,046)		119,651,148

	Shares
INVESTMENT COMPANIES - 5.8%
Funds and Investment Trusts - 5.8%
iShares US Real Estate ETF	27,630	1,988,255
SPDR S&P Dividend ETF	217,450	15,693,366
Vanguard Dividend Appreciation ETF	139,820	10,626,320

Total Investment Companies (cost $29,618,075)		28,307,941

WARRANTS - 0.2%
Materials - 0.2%
Fertilizers & Agricultural Chemicals - 0.2%
UPL Ltd., Deutsche Bank, expiring 1/30/17 (a)	158,480	1,020,803

Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (a)	12,100	524

Health Care - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/06/18 (a)	75,327	100,302

		100,826

Financial:Other - 0.0%
Financial:Other - 0.0%
DLF Ltd., Merrill Lynch Intl & Co., expiring 5/23/18 (a)	29,860	42,391

Total Warrants (cost $1,219,644)		1,164,020

SHORT-TERM INVESTMENTS - 8.4%
Investment Companies - 8.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (f)(g) (cost $40,774,353)	40,774,353	40,774,353

Company	U.S. $ Value
Total Investments - 98.8% (cost $542,050,391) (h)	482,723,575
Other assets less liabilities - 1.2% (i)	5,796,745

Net Assets - 100.0%	$488,520,320

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cattle Feeder Futures	9	March 2016	$738,775	$707,625	$(31,150)
Coffee C Futures	10	March 2016	460,907	436,313	(24,594)
Coffee Robusta
Futures	107	March 2016	1,560,433	1,478,740	(81,693)
Corn Futures	69	March 2016	1,298,267	1,283,400	(14,867)
Gold 100 OZ Futures	104	April 2016	11,446,616	11,610,560	163,944
LME Nickel Futures	12	March 2016	613,976	619,560	5,584
LME Zinc Futures	23	March 2016	881,824	932,650	50,826
Palladium Futures	80	March 2016	4,251,931	3,988,000	(263,931)
Platinum Futures	41	April 2016	1,732,930	1,792,315	59,385
Soybean Futures	30	March 2016	1,310,339	1,323,375	13,036
Sugar 11 (World)
Futures	25	February 2016	411,309	367,920	(43,389)
WTI Crude Futures	115	November 2017	8,502,820	5,199,150	(3,303,670)
WTI Crude Futures	322	November 2018	25,152,840	15,230,600	(9,922,240)
WTI Crude Futures	190	November 2019	13,103,616	9,260,600	(3,843,016)
Sold Contracts
Live Cattle Futures	13	April 2016	690,591	696,800	(6,209)
LME PRI Aluminum
Futures	40	March 2016	1,469,394	1,515,750	(46,356)

					$(17,288,340)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,698	NOK	49,397	3/18/16	$(10,340)
Barclays Bank PLC	CNY	57,118	USD	8,751	3/18/16	132,204
BNP Paribas SA	CAD	16,071	USD	11,907	3/18/16	435,464
BNP Paribas SA	EUR	7,333	USD	7,978	3/18/16	24,876
BNP Paribas SA	JPY	181,817	USD	1,556	3/18/16	52,606
BNP Paribas SA	SGD	1,817	USD	1,290	3/18/16	15,485
BNP Paribas SA	USD	2,126	AUD	2,988	3/18/16	(15,833)
BNP Paribas SA	USD	2,148	EUR	1,958	3/18/16	(24,555)
BNP Paribas SA	USD	1,706	JPY	198,220	3/18/16	(66,694)
Citibank	TRY	3,455	USD	1,116	3/18/16	(37,629)
Citibank	USD	9,748	RUB	757,555	3/18/16	172,728
Citibank	USD	2,465	ZAR	36,491	3/18/16	(187,594)
Deutsche Bank AG	AUD	1,885	USD	1,328	3/18/16	(3,744)
Deutsche Bank AG	GBP	2,012	USD	3,033	3/18/16	165,563
Deutsche Bank AG	SEK	10,036	USD	1,179	3/18/16	7,732
Goldman Sachs Bank USA	USD	988	BRL	4,054	3/02/16	16,715
Goldman Sachs Bank USA	INR	55,489	USD	818	3/18/16	6,218
Goldman Sachs Bank USA	RUB	320,474	USD	4,512	3/18/16	314,900
Goldman Sachs Bank USA	USD	613	MYR	2,611	3/18/16	17,090

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	CAD	2,283	USD	1,635	3/18/16	$5,049
JPMorgan Chase Bank	JPY	189,869	USD	1,566	3/18/16	(4,408)
JPMorgan Chase Bank	USD	3,407	JPY	400,732	3/18/16	(93,174)
Morgan Stanley & Co., Inc.	BRL	5,216	USD	1,358	2/02/16	53,914
Morgan Stanley & Co., Inc.	USD	1,290	BRL	5,216	2/02/16	13,870
Morgan Stanley & Co., Inc.	USD	4,103	JPY	504,270	3/18/16	66,884
Nomura Global Financial Products, Inc.	KRW	4,684,910	USD	3,850	3/18/16	(21,528)
Nomura Global Financial Products, Inc.	MYR	39,301	USD	8,877	3/18/16	(610,592)
Royal Bank of Scotland PLC	AUD	6,303	USD	4,559	3/18/16	107,610
Royal Bank of Scotland PLC	KRW	776,074	USD	661	3/18/16	19,451
Royal Bank of Scotland PLC	TWD	134,575	USD	3,974	3/18/16	(41,341)
Standard Chartered Bank	USD	713	IDR	10,096,953	3/18/16	19,205
State Street Bank & Trust Co.	EUR	2,401	USD	2,607	3/18/16	3,156
State Street Bank & Trust Co.	EUR	1,565	USD	1,696	3/18/16	(1,395)
State Street Bank & Trust Co.	NZD	58	USD	38	3/18/16	870
State Street Bank & Trust Co.	USD	1,494	CAD	2,179	3/18/16	61,307
State Street Bank & Trust Co.	USD	1,715	CHF	1,709	3/18/16	(43,135)
State Street Bank & Trust Co.	USD	1,381	EUR	1,283	3/18/16	10,173
State Street Bank & Trust Co.	USD	1,138	EUR	1,042	3/18/16	(8,002)
State Street Bank & Trust Co.	USD	3,212	HKD	24,889	3/18/16	(13,330)
State Street Bank & Trust Co.	USD	215	JPY	26,414	3/18/16	3,725
State Street Bank & Trust Co.	USD	1,840	SGD	2,605	3/18/16	(13,044)
UBS AG	BRL	5,216	USD	1,290	2/02/16	(13,870)
UBS AG	USD	1,283	BRL	5,216	2/02/16	20,916
UBS AG	EUR	11,458	USD	12,533	3/18/16	106,426
UBS AG	USD	4,303	EUR	3,966	3/18/16	(1,302)

						$642,627

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$8,719	3/25/25	2.205%	CPI	#	$(121,606)
Deutsche Bank AG	38,982	3/25/25	2.205%	CPI	#	(543,694)
Deutsche Bank AG	46,779	3/25/25	2.205%	CPI	#	(652,441)
Deutsche Bank AG	18,987	3/26/25	2.195%	CPI	#	(255,511)
Deutsche Bank AG	37,975	3/26/25	2.170%	CPI	#	(465,951)
Deutsche Bank AG	54,500	7/30/25	2.278%	CPI	#	(866,248)
JPMorgan Chase Bank, NA	76,719	3/30/25	2.170%	CPI	#	(934,710)
JPMorgan Chase Bank, NA	76,719	4/01/25	2.170%	CPI	#	(934,521)

						$(4,774,682)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
Bloomberg Commodity Index 2 Month Forwards	250,000	0.11%	$40,438	3/15/16	$2,062,067
Goldman Sachs International
Bloomberg Commodity Index 2 Month Forwards	207,386	0.11%	33,545	3/15/16	1,710,576
JPMorgan Chase Bank, NA
Bloomberg Commodity Index 2 Month Forwards	478,021	0.11%	77,322	3/15/16	3,942,846
Pay Total Return on Reference Obligation
Morgan Stanley & Co. International PLC
United States Oil Fund LP	409,778	FedFundEffective Minus 1.15%	3,686	3/18/16	(269,655)
Morgan Stanley Capital Services LLC
United States Oil Fund LP	374,015	FedFundEffective Minus 1.15%	3,993	3/15/16	379,865
United States Oil Fund LP	17,014	FedFundEffective Minus 1.15%	150	3/15/16	(14,668)

					$7,811,031

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $1,807,340 or 0.4% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,103,030 and gross unrealized depreciation of investments was $(65,429,846), resulting in net unrealized depreciation of $(59,326,816).
(i)	An amount of U.S. $3,830,649 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate
GDR	-	Global Depositary Receipt
J-REIT	-	Japanese Real Estate Investment Trust
LME	-	London Metal Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN *

January 31, 2016 (unaudited)

59.5%	United States
6.9%	United Kingdom
3.8%	France
3.3%	Japan
2.7%	Canada
2.4%	Netherlands
2.0%	Australia
1.9%	China
1.7%	Hong Kong
0.8%	Russia
0.8%	Germany
0.6%	Singapore
0.5%	Sweden
4.7%	Other
8.4%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2016. The Strategy’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Austria, Belgium, Brazil, Chile, Finland, India, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, South Africa, South Korea, Spain, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc. - AB All Market Real Return Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$69,394,111		$53,185,914		$	– 0	–	$122,580,025
Equity: Other	17,466,129		28,660,581			80,698		46,207,408
Retail	18,224,531		13,087,965			– 0	–	31,312,496
Materials	13,664,267		17,597,528			– 0	–^	31,261,795
Residential	19,083,805		10,474,220			– 0	–^	29,558,025
Office	7,921,320		6,076,964			– 0	–	13,998,284
Industrials	4,393,442		3,525,180			– 0	–	7,918,622
Lodging	4,446,862		254,410			– 0	–	4,701,272
Food Beverage & Tobacco	2,474,189		142,944			– 0	–	2,617,133
Real Estate	1,146,889		467,462			– 0	–	1,614,351
Mortgage	1,056,702		– 0	–		– 0	–	1,056,702
Inflation-Linked Securities	– 0	–	119,651,148			– 0	–	119,651,148
Investment Companies	28,307,941		– 0	–		– 0	–	28,307,941
Warrants	524		1,163,496			– 0	–	1,164,020
Short-Term Investments	40,774,353		– 0	–		– 0	–	40,774,353

Total Investments in Securities	228,355,065		254,287,812			80,698		482,723,575
Other Financial Instruments*:
Assets:
Futures	292,775		– 0	–		– 0	–	292,775
Forward Currency Exchange Contracts	– 0	–	1,854,137			– 0	–	1,854,137
Total Return Swaps	– 0	–	8,095,354			– 0	–	8,095,354
Liabilities:
Futures	(17,581,115)		– 0	–		– 0	–	(17,581,115)
Forward Currency Exchange Contracts	– 0	–	(1,211,510)			– 0	–	(1,211,510)
Inflation (CPI) Swaps	– 0	–	(4,774,682)			– 0	–	(4,774,682)
Total Return Swaps	– 0	–	(284,323)			– 0	–	(284,323)

Total+	$211,066,725		$257,966,788			$80,698		$469,114,211

^	Amount less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Common Stocks - Materials			Common Stocks - Residential
Balance as of 10/31/15	$147,589		$	– 0	–^	$	– 0	–^
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(66,891)			– 0	–		– 0	–
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 1/31/16	$80,698		$	– 0	–^	$	– 0	–^

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(66,891)		$	– 0	–	$	– 0	–

	Total
Balance as of 10/31/15	$147,589
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(66,891)
Purchases	– 0	–
Sales	– 0	–
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 1/31/16	$80,698

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(66,891)

^	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 83.5%
Long-Term Municipal Bonds - 83.5%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$128,046

Arizona - 4.2%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	110	110,059
City of Peoria AZ
Series 2015B
5.00%, 7/15/23	1,000	1,241,850
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44 (a)	100	103,607
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	118,018

		1,573,534

California - 1.1%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	273,917
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	165	145,753

		419,670

Colorado - 3.0%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	191,338
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	228,604
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	560	705,651

		1,125,593

Connecticut - 3.3%
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,245,220

Florida - 9.4%
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	290	354,815

	Principal Amount (000)	U.S. $ Value
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (b)	100	90,471
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	654,287
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	100	118,141
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	918,583
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	310,368
County of Orange FL Tourist Development Tax Revenue
Series 2015
5.00%, 10/01/21	435	522,300
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (a)	100	106,319
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	451,443

		3,526,727

Georgia - 1.0%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	360,474

Hawaii - 1.5%
State of Hawaii
Series 2015E
5.00%, 10/01/23	460	574,591

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	100	110,920

Illinois - 7.4%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	40	30,608
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	379,200
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2015
6.00%, 12/01/30 (c)(d)	100	101,739

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b)	50	45,863
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40 (b)	100	74,807
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	102,728
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	282,117
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	554,145
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	645,954
State of Illinois
Series 2012
5.00%, 3/01/31	100	106,735
Series 2013
5.50%, 7/01/25	270	309,909
Series 2014
5.00%, 5/01/35	130	139,045

		2,772,850

Indiana - 1.3%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	175,271
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	206,298
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	107,751

		489,320

Iowa - 0.7%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	255	281,265

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.2%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	65	65,961

Louisiana - 0.8%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	112,109
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (b)	250	204,793

		316,902

Maine - 0.5%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	196,107

Maryland - 1.1%
University System of Maryland
Series 2009A
5.00%, 4/01/18	365	397,613

Massachusetts - 3.7%
Commonwealth of Massachusetts
AGM Series 2006B
5.25%, 9/01/24	1,000	1,273,980
NATL Series 2000E
0.465%, 12/01/30 (e)	125	115,308

		1,389,288

Michigan - 3.7%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	115	135,887
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015E
5.75%, 8/22/16 (a)	200	199,772
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	735	807,824
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	235	269,921

		1,413,404

	Principal Amount (000)	U.S. $ Value
Minnesota - 2.6%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	200	232,214
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.25%, 11/15/35	100	111,319
State of Minnesota
Series 2010E
5.00%, 8/01/17	580	618,361

		961,894

Missouri - 0.3%
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)	100	101,184

Nebraska - 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	108,376

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	119,951

New Jersey - 3.4%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	140	142,925
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	30	34,510
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	283,254
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	93,265
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	263,314
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	367,876

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	115	95,686

		1,280,830

New York - 5.7%
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
Series 2013A
5.00%, 4/15/43	100	100,052
City of New York NY
Series 2013J
5.00%, 8/01/21	340	407,099
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	374,513
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	515,321
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.432%, 1/01/39 (e)	200	178,793
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	437,529
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	120	121,919

		2,135,226

Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	110	96,611
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	523,676
City of Columbus OH
Series 2012A
5.00%, 2/15/17	225	235,613
Series 2014A
5.00%, 2/15/21	110	131,009
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	431,700
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	100	102,125

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	100	103,802

		1,624,536

Pennsylvania - 2.8%
Montour School District
AGM Series 2015B
5.00%, 4/01/35	450	524,983
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	100	101,299
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	100	106,275
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	300	332,607

		1,065,164

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	100	92,001

South Carolina - 0.8%
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	250	303,723

Texas - 16.9%
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	108,495
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	303,992
Series 2015
5.00%, 9/01/31	160	187,072
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	725,476
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)	100	104,646
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	285	290,728

	Principal Amount (000)	U.S. $ Value
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32	500	583,010
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	100	101,330
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	250	288,202
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44	100	100,140
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	106,275
Tarrant Regional Water District
Series 2015
5.00%, 3/01/23	325	400,618
Texas Transportation Commission State Highway Fund
Series 2014A
5.00%, 4/01/20	1,300	1,513,135
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	162,760
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.125%, 1/01/46	55	61,655
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/20-8/01/22	795	941,896
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	394,573

		6,374,003

Virginia - 0.2%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	100	78,375

Washington - 2.2%
City of Seattle WA
Series 2014
5.00%, 5/01/17	125	131,953
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	585,174

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	100	113,815

		830,942

Total Municipal Obligations (cost $30,008,455)		31,463,690

CORPORATES - INVESTMENT GRADE - 6.8%
Industrial - 3.6%
Basic - 0.2%
Glencore Funding LLC
2.125%, 4/16/18 (a)	105	88,634

Capital Goods - 0.5%
John Deere Capital Corp.
1.75%, 8/10/18	185	185,701

Communications - Media - 1.0%
Comcast Corp.
5.70%, 5/15/18	165	180,813
Walt Disney Co. (The)
Series G
1.50%, 9/17/18	180	181,383

		362,196

Communications - Telecommunications - 0.2%
Verizon Communications, Inc.
3.65%, 9/14/18	85	88,964

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
3.10%, 1/15/19	100	99,155

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
5.35%, 3/01/18	85	91,259

Consumer Non-Cyclical - 0.9%
AbbVie, Inc.
2.00%, 11/06/18	100	99,716
Gilead Sciences, Inc.
1.85%, 9/04/18	185	186,425
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	50	50,164

		336,305

Energy - 0.1%
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	50	50,084

Technology - 0.1%
Xerox Corp.
6.40%, 3/15/16	50	50,295

		1,352,593

Financial Institutions - 3.0%
Banking - 2.9%
American Express Co.
7.00%, 3/19/18	165	182,952
BB&T Corp.
2.05%, 6/19/18	185	186,720

	Principal Amount (000)	U.S. $ Value
JPMorgan Chase & Co.
0.924%, 3/01/18 (f)	120	119,015
Morgan Stanley
1.75%, 2/25/16	70	70,048
2.45%, 2/01/19	185	185,666
Regions Financial Corp.
2.00%, 5/15/18	90	89,483
Wells Fargo Bank NA
1.65%, 1/22/18	250	250,614

		1,084,498

REITS - 0.1%
Welltower, Inc.
3.625%, 3/15/16	50	50,134

Utility - 0.2%
Electric - 0.2%
Southern Power Co.
1.85%, 12/01/17	80	80,156

Total Corporates - Investment Grade (cost $2,568,618)		2,567,381

GOVERNMENTS - TREASURIES - 4.8%
United States - 4.8%
U.S. Treasury Notes
1.625%, 11/30/20 (cost $1,798,401)	1,800	1,826,015

ASSET-BACKED SECURITIES - 0.8%
Autos - Fixed Rate - 0.5%
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)	6	6,016
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	84	84,369
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	100	99,526

		189,911

Credit Cards - Floating Rate - 0.3%
Cabela’s Credit Card Master Note Trust
Series 2012-2A, Class A2
0.906%, 6/15/20 (a)(f)	100	99,902

Total Asset-Backed Securities (cost $290,491)		289,813

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (g)(h) (cost $1,770,015)	1,770,015	$1,770,015

Total Investments - 100.6% (cost $36,435,980) (i)		37,916,914
Other assets less liabilities - (0.6)%		(212,921)

Net Assets - 100.0%		$37,703,993

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 24, 5 Year
Index, 6/20/20*	5.00%	4.34%	$594	$18,455	$8,388

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$100	9/04/20	1.450%	CPI	#	$(529)
Citibank, NA	200	9/15/20	1.451%	CPI	#	(1,048)
Citibank, NA	400	12/14/20	1.548%	CPI	#	(1,946)

						$(3,523)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$500	10/20/22	1.140%	SIFMA	*	$(6,270)
Citibank, NA	430	11/06/23	1.330%	SIFMA	*	(10,045)
Citibank, NA	850	11/09/23	1.319%	SIFMA	*	(19,028)

						$(35,343)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $1,400,322 or 3.7% of net assets.
(b)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Capital Trust Agency, Inc.
(Million Air One LLC)
Series 2011	12/19/14	$95,250	$90,471	0.24%
Illinois Finance Authority
(Greenfields of Geneva)
Series 2010A	12/18/13	48,085	45,863	0.12%
Illinois Finance Authority
(Park Place of Elmhurst)	3/20/14
Series 2010A	3/28/14
	7/01/14	65,162	74,807	0.20%
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.)
Series 2014A	7/31/14	250,000	204,793	0.54%

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
City of Chicago IL
(Goldblatts Supportive Living Project) Series 2015
6.00%, 12/01/30	5/27/15	$100,000	$101,739	0.27%

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2016.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2016 and the aggregate market value of these securities amounted to $294,101 or 0.78% of net assets.
(f)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,565,180 and gross unrealized depreciation of investments was $(84,246), resulting in net unrealized appreciation of $1,480,934.

As of January 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
INTRCONX	-	Inter-Continental Exchange
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Tax-Aware Fixed Income Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$29,439,540		$2,024,150		$31,463,690
Corporates - Investment Grade		– 0	–	2,567,381		– 0	–	2,567,381
Governments - Treasuries		– 0	–	1,826,015		– 0	–	1,826,015
Asset-Backed Securities		– 0	–	289,813		– 0	–	289,813
Short-Term Investments		1,770,015		– 0	–	– 0	–	1,770,015

Total Investments in Securities		1,770,015		34,122,749		2,024,150		37,916,914
Other Financial Instruments*:
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	8,388		– 0	–	8,388
Liabilities:
Inflation (CPI) Swaps		– 0	–	(3,523)		– 0	–	(3,523)
Interest Rate Swaps		– 0	–	(35,343)		– 0	–	(35,343)

Total^		$1,770,015		$34,092,271		$2,024,150		$37,886,436

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/15	$1,840,984		$1,840,984
Accrued discounts/(premiums)	38		38
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(18,072)		(18,072)
Purchases	201,200		201,200
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/16	$2,024,150		$2,024,150

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(18,072)		$(18,072)

As of January 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 23, 2016